UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                811-03605

                                         Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                                     Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Institutional Funds

50 South LaSalle Street

                                     Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code:        (312) 557-7547

Date of fiscal year end:  November 30

Date of reporting period:  May 31, 2016

Item 1. Reports to Stockholders.

MONEY MARKET PORTFOLIOS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

6	FINANCIAL HIGHLIGHTS

13	SCHEDULES OF INVESTMENTS

13	DIVERSIFIED ASSETS PORTFOLIO
Ticker Symbols:
Shares: BDAXX
Service: BDCXX

20	TREASURY PORTFOLIO
Ticker Symbol:
Shares: NITXX

23	TAX-EXEMPT PORTFOLIO
Ticker Symbols:
Shares: BTEXX
Service: BTSXX

33	U.S. GOVERNMENT PORTFOLIO
Ticker Symbols:
Shares: BNGXX
Service: BGCXX

36	U.S. GOVERNMENT SELECT PORTFOLIO
Ticker Symbols:
Shares: BGSXX
Service: BSCXX
Williams Capital Shares: WCGXX

40	MUNICIPAL PORTFOLIO
Ticker Symbols:
Shares: NMUXX
Service: BMSXX

59	NOTES TO THE FINANCIAL STATEMENTS

66	ADDITIONAL INFORMATION

68	FUND EXPENSES

70	APPROVAL OF MANAGEMENT AGREEMENT

76	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

You could lose money by investing in the Portfolios. Although each of the Portfolios seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolios’ sponsor has no legal obligation to provide financial support to the Portfolios, and you should not expect that the sponsor will provide financial support to the Portfolios at any time.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES	MAY 31, 2016 (UNAUDITED)

Amounts in thousands, except per share data	DIVERSIFIED ASSETS PORTFOLIO	TREASURY PORTFOLIO	TAX-EXEMPT PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO	MUNICIPAL PORTFOLIO
ASSETS:
Investments, at amortized cost, which approximates fair value	$8,445,145	$13,148,725	$1,228,227	$3,069,998	$15,850,619	$4,211,162
Repurchase agreements, at cost, which approximates fair value	372,208	13,092,790	–	1,927,594	5,187,865	–
Cash	210,085	–	21,672	216,364	260	38,283
Interest income receivable	9,287	4,732	2,151	1,570	5,732	5,173
Receivable for securities sold	24,121	–	630	–	–	16,860
Receivable for fund shares sold	–	165,651	2	–	–	–
Receivable from affiliate for expense reimbursements	156	1,214	20	52	149	34
Prepaid and other assets	43	43	22	33	76	13
Total Assets	9,061,045	26,413,155	1,252,724	5,215,611	21,044,701	4,271,525
LIABILITIES:
Cash overdraft	–	76,868	–	–	–	–
Payable for securities purchased	52,000	555,108	–	71,569	58,000	–
Payable for fund shares redeemed	244,512	–	–	208,846	598	–
Distributions payable to shareholders	1,839	4,780	21	218	3,771	702
Payable to affiliates:
Management fees	2,508	3,802	332	1,391	3,261	661
Custody fees	92	217	19	58	197	45
Transfer agent fees	114	317	15	63	272	55
Trustee fees	75	10	7	37	60	23
Accrued other liabilities	96	185	33	82	161	62
Total Liabilities	301,236	641,287	427	282,264	66,320	1,548
Net Assets	$8,759,809	$25,771,868	$1,252,297	$4,933,347	$20,978,381	$4,269,977
ANALYSIS OF NET ASSETS:
Capital stock	$8,759,487	$25,771,691	$1,252,339	$4,933,383	$20,978,324	$4,269,415
Accumulated undistributed net investment loss	(103)	(1)	(2)	(56)	(50)	(8)
Accumulated undistributed net realized gain (loss)	425	178	(40)	20	107	570
Net Assets	$8,759,809	$25,771,868	$1,252,297	$4,933,347	$20,978,381	$4,269,977
Net Assets:
Shares	$8,756,616	$25,771,868	$1,251,285	$4,920,790	$20,583,621	$4,255,562
Service Shares	3,193	–	1,012	12,557	130,712	14,415
Williams Capital Shares	–	–	–	–	264,048	–
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	8,756,293	25,771,691	1,251,325	4,920,796	20,583,586	4,255,018
Service Shares	3,195	–	1,012	12,556	130,710	14,408
Williams Capital Shares	–	–	–	–	264,048	–
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Service Shares	1.00	–	1.00	1.00	1.00	1.00
Williams Capital Shares	–	–	–	–	1.00	–

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED)

Amounts in thousands	DIVERSIFIED ASSETS PORTFOLIO	TREASURY PORTFOLIO	TAX-EXEMPT PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO	MUNICIPAL PORTFOLIO
INVESTMENT INCOME:
Interest income	$23,860	$40,455	$1,330	$9,544	$39,774	$4,365
Total Investment Income	23,860	40,455	1,330	9,544	39,774	4,365
EXPENSES:
Management fees	15,469	20,640	2,522	8,804	19,598	4,154
Custody fees	507	1,205	92	307	1,155	247
Transfer agent fees	703	1,720	115	400	1,633	346
Registration fees	39	102	21	30	70	31
Printing fees	12	18	3	8	23	7
Professional fees	53	69	28	40	82	38
Trustee fees	68	105	9	37	137	32
Other	107	135	13	68	183	50
Total Expenses	16,958	23,994	2,803	9,694	22,881	4,905
Less expenses contractually reimbursed by investment adviser	(435)	(983)	(72)	(281)	(892)	(184)
Less expenses voluntarily reimbursed by investment adviser	(1,641)	(5,197)	(1,451)	(540)	(38)	(1,943)
Less custodian credits	(22)	(34)	(47)	(28)	(11)	(60)
Net Expenses	14,860	17,780	1,233	8,845	21,940	2,718
Net Investment Income	9,000	22,675	97	699	17,834	1,647
NET REALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	425	180	(29)	20	107	571
Net Gains (Losses)	425	180	(29)	20	107	571
Net Increase in Net Assets Resulting from Operations	$9,425	$22,855	$68	$719	$17,941	$2,218

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

	DIVERSIFIED ASSETS PORTFOLIO		TREASURY PORTFOLIO
Amounts in thousands	2016	2015	2016	2015
OPERATIONS:
Net investment income	$9,000	$956	$22,675	$1,467
Net realized gains (losses) on:
Investments	425	216	180	188
Net Increase in Net Assets Resulting from Operations	9,425	1,172	22,855	1,655
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from Shares transactions	(995,898)	(1,553,312)	9,180,483	1,886,158
Net increase (decrease) in net assets resulting from Service Shares transactions	(3,064)	310	–	–
Net increase in net assets resulting from Williams Capital Shares transactions	–	–	–	–
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(998,962)	(1,553,002)	9,180,483	1,886,158
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income	(9,209)	(1,065)	(22,866)	(1,489)
From net realized gains	–	–	–	–
Total Distributions to Shares Shareholders	(9,209)	(1,065)	(22,866)	(1,489)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
From net investment income	(4)	(1)	–	–
From net realized gains	–	–	–	–
Total Distributions to Service Shares Shareholders	(4)	(1)	–	–
DISTRIBUTIONS TO WILLIAMS CAPITAL SHARES SHAREHOLDERS:
From net investment income	–	–	–	–
Total Distributions to Williams Capital Shares Shareholders	–	–	–	–
Total Increase (Decrease) in Net Assets	(998,750)	(1,552,896)	9,180,472	1,886,324
NET ASSETS:
Beginning of period	9,758,559	11,311,455	16,591,396	14,705,072
End of period	$8,759,809	$9,758,559	$25,771,868	$16,591,396
Accumulated Undistributed Net Investment Income (Loss)	$(103)	$110	$(1)	$190

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED) OR THE FISCAL YEAR ENDED NOVEMBER 30, 2015

TAX-EXEMPT PORTFOLIO		U.S. GOVERNMENT PORTFOLIO		U.S. GOVERNMENT SELECT PORTFOLIO		MUNICIPAL PORTFOLIO
2016	2015	2016	2015	2016	2015	2016	2015

$97	$130	$699	$507	$17,834	$2,016	$1,647	$456

(29)	3	20	70	107	151	571	189
68	133	719	577	17,941	2,167	2,218	645

(421,422)	568,042	(974,434)	123,409	(446,160)	1,885,530	(242,671)	(173,464)
174	204	3,715	(17,989)	7,869	(999)	(2,618)	(10,368)
–	–	–	–	50,062	73,009	–	–
(421,248)	568,246	(970,719)	105,420	(388,229)	1,957,540	(245,289)	(183,832)

(97)	(130)	(768)	(583)	(17,689)	(2,091)	(1,662)	(493)
–	–	–	–	–	–	(165)	–
(97)	(130)	(768)	(583)	(17,689)	(2,091)	(1,827)	(493)

–	–	(1)	(2)	(103)	(11)	(5)	(3)
–	–	–	–	–	–	(1)	–
–	–	(1)	(2)	(103)	(11)	(6)	(3)

–	–	–	–	(194)	(14)	–	–
–	–	–	–	(194)	(14)	–	–
(421,277)	568,249	(970,769)	105,412	(388,274)	1,957,591	(244,904)	(183,683)

1,673,574	1,105,325	5,904,116	5,798,704	21,366,655	19,409,064	4,514,881	4,698,564
$1,252,297	$1,673,574	$4,933,347	$5,904,116	$20,978,381	$21,366,655	$4,269,977	$4,514,881
$(2)	$(2)	$(56)	$14	$(50)	$102	$(8)	$12

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

DIVERSIFIED ASSETS PORTFOLIO	SHARES
Selected per share data	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	–	–	–	–	–	–
Net realized gains (losses)(1)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.10%	0.01%	0.01%	0.01%	0.02%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$8,756,616	$9,752,302	$11,305,508	$11,183,193	$11,046,917	$11,117,953
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.32%	0.21%	0.16%	0.20%	0.21%	0.21%
Expenses, before waivers, reimbursements and credits	0.36%	0.36%	0.36%	0.37%	0.37%	0.37%
Net investment income, net of waivers, reimbursements and credits	0.19%	0.01%	0.01%	0.01%	0.01%	0.02%
Net investment income (loss), before waivers, reimbursements and credits	0.15%	(0.14)%	(0.19)%	(0.16)%	(0.15)%	(0.14)%

	SERVICE
Selected per share data	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	–	–	–	–	–	–
Net realized gains (losses)(1)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.10%	0.01%	0.01%	0.01%	0.02%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,193	$6,257	$5,947	$6,178	$11,352	$36,093
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.32%	0.21%	0.16%	0.20%	0.19%	0.22%
Expenses, before waivers, reimbursements and credits	0.36%	0.36%	0.37%	0.38%	0.41%	0.63%
Net investment income, net of waivers, reimbursements and credits	0.19%	0.01%	0.01%	0.01%	0.03%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	0.15%	(0.14)%	(0.20)%	(0.17)%	(0.19)%	(0.40)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

TREASURY PORTFOLIO	SHARES
Selected per share data	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	–	–	–	–	–	–
Net realized gains (losses)(1)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.10%	0.01%	0.01%	0.02%	0.02%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$25,771,868	$16,591,396	$14,705,072	$10,166,515	$8,622,208	$7,634,979
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.15%	0.08%	0.06%	0.09%	0.12%	0.10%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.27%	0.32%	0.32%	0.32%
Net investment income, net of waivers, reimbursements and credits	0.20%	0.01%	0.01%	0.01%	0.02%	0.02%
Net investment income (loss), before waivers, reimbursements and credits	0.14%	(0.12)%	(0.20)%	(0.22)%	(0.18)%	(0.20)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

TAX-EXEMPT PORTFOLIO	SHARES
Selected per share data	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	–	–	–	–	–	–
Net realized gains (losses)(1)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.01%	0.01%	0.01%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,251,285	$1,672,736	$1,104,692	$1,168,252	$1,784,110	$1,222,940
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.16%	0.06%	0.08%	0.12%	0.16%	0.20%
Expenses, before waivers, reimbursements and credits	0.37%	0.37%	0.38%	0.38%	0.37%	0.37%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.01%	0.01%	0.01%	0.02%
Net investment loss, before waivers, reimbursements and credits	(0.20)%	(0.30)%	(0.29)%	(0.25)%	(0.20)%	(0.15)%

	SERVICE
Selected per share data	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	–	–	–	–	–	–
Net realized gains (losses)(1)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.01%	0.01%	0.01%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,012	$838	$633	$982	$679	$966
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.16%	0.06%	0.08%	0.12%	0.16%	0.22%
Expenses, before waivers, reimbursements and credits	0.37%	0.37%	0.38%	0.39%	0.41%	0.63%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.01%	0.01%	0.01%	0.00%
Net investment loss, before waivers, reimbursements and credits	(0.20)%	(0.30)%	(0.29)%	(0.26)%	(0.24)%	(0.41)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT PORTFOLIO	SHARES
Selected per share data	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	–	–	–	–	–	–
Net realized gains (losses)(1)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.01%	0.01%	0.01%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4,920,790	$5,895,274	$5,771,872	$6,536,003	$6,818,808	$6,380,311
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.33%	0.12%	0.09%	0.11%	0.15%	0.14%
Expenses, before waivers, reimbursements and credits	0.36%	0.36%	0.37%	0.37%	0.37%	0.37%
Net investment income, net of waivers, reimbursements and credits	0.03%	0.01%	0.01%	0.01%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	0.00%	(0.23)%	(0.27)%	(0.25)%	(0.21)%	(0.22)%

	SERVICE
Selected per share data	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	–	–	–	–	–	–
Net realized gains (losses)(1)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.01%	0.01%	0.01%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$12,557	$8,842	$26,832	$23,651	$25,167	$26,937
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.33%	0.12%	0.09%	0.11%	0.15%	0.14%
Expenses, before waivers, reimbursements and credits	0.36%	0.36%	0.38%	0.38%	0.40%	0.63%
Net investment income, net of waivers, reimbursements and credits	0.03%	0.01%	0.01%	0.01%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	0.00%	(0.23)%	(0.28)%	(0.26)%	(0.24)%	(0.48)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT SELECT PORTFOLIO	SHARES
Selected per share data	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	–	–	–	–	–	–
Net realized gains (losses)(1)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.08%	0.01%	0.01%	0.01%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$20,583,621	$21,029,825	$19,144,244	$17,349,481	$16,986,442	$13,248,289
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.20%	0.12%	0.08%	0.11%	0.13%	0.11%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.28%	0.32%	0.32%	0.32%
Net investment income, net of waivers, reimbursements and credits	0.17%	0.01%	0.01%	0.01%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	0.16%	(0.08)%	(0.19%)	(0.20)%	(0.18)%	(0.20)%

	SERVICE
Selected per share data	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	–	–	–	–	–	–
Net realized gains (losses)(1)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.08%	0.01%	0.01%	0.01%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$130,712	$122,843	$123,842	$141,006	$213,106	$262,089
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.20%	0.12%	0.08%	0.11%	0.13%	0.11%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.29%	0.33%	0.35%	0.58%
Net investment income, net of waivers, reimbursements and credits	0.17%	0.01%	0.01%	0.01%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	0.16%	(0.08)%	(0.20)%	(0.21)%	(0.21)%	(0.46)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED)

OR THE FISCAL YEARS OR PERIOD ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO	WILLIAMS CAPITAL
Selected per share data	2016	2015	2014(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)	–	–	–
Net realized gains (losses)(2)	–	–	–
Total from Investment Operations	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(2)	–	–	–
Total Distributions Paid	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return(3)	0.08%	0.01%	0.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$264,048	$213,987	$140,978
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.20%	0.12%	0.08%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits	0.17%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	0.16%	(0.08)%	(0.12)%

(1)	For the period September 15, 2014 (commencement of operations) through November 30, 2014.
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued	SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

MUNICIPAL PORTFOLIO	SHARES
Selected per share data	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	–	–	–	–	–	–
Net realized gains (losses)(1)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	–	–	–	–	–
From net realized gains	– (2)	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	0.04%	0.01%	0.02%	0.01%	0.02%	0.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4,255,562	$4,497,849	$4,671,165	$4,734,148	$4,345,703	$4,815,069
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.12%	0.06%	0.08%	0.12%	0.17%	0.19%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.28%	0.32%	0.32%	0.32%
Net investment income, net of waivers, reimbursements and credits	0.07%	0.01%	0.01%	0.01%	0.01%	0.05%
Net investment loss, before waivers, reimbursements and credits	(0.02)%	(0.14)%	(0.19)%	(0.19)%	(0.14)%	(0.08)%

	SERVICE
Selected per share data	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	–	–	–	–	–	–
Net realized gains (losses)(1)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	–	–	–	–	–
From net realized gains	– (2)	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	0.04%	0.01%	0.02%	0.01%	0.02%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$14,415	$17,032	$27,399	$33,415	$32,419	$28,333
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.12%	0.06%	0.08%	0.12%	0.17%	0.23%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.29%	0.33%	0.35%	0.58%
Net investment income, net of waivers, reimbursements and credits	0.07%	0.01%	0.01%	0.01%	0.01%	0.01%
Net investment loss, before waivers, reimbursements and credits	(0.02)%	(0.14)%	(0.20)%	(0.20)%	(0.17)%	(0.34)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Per share amounts from distributions paid from net realized gains were less than $0.01 per share.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO	MAY 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ABS COMMERCIAL PAPER – 11.4%

ABS Other – 11.4%

Atlantic Asset Securitization LLC, 0.53%, 7/25/16	$55,000	$54,956

Barton Capital S.A., 0.64%, 8/2/16 (1)	45,000	44,951

Bennington Stark Capital Co. LLC, 0.45%, 6/13/16 (1)	25,000	24,996
0.65%, 7/18/16 (1)	24,000	23,980

Concord Minutemen Capital Co. LLC, Class A, 0.38%, 6/1/16	47,000	47,000
0.43%, 6/13/16 (1)	130,000	129,982

Crown Point Capital Co. LLC, Series A, 0.92%, 6/7/16 (1)(2)	75,000	75,000

Kells Funding LLC, 0.60%, 7/28/16 (1)	28,000	27,973

Lexington Parker Capital Co. LLC, 0.41%, 6/2/16 (1)	34,000	34,000

LMA Americas LLC, 0.64%, 8/4/16 (1)	60,000	59,933
0.69%, 9/1/16 (1)	63,000	62,886

Ridgefield Funding Co. LLC, 0.60%, 6/30/16 (2)	50,000	50,000
0.63%, 8/8/16 (1)	80,000	79,906
0.66%, 8/15/16	40,000	39,943

Sheffield Receivables Co. LLC, 0.81%, 6/15/16 (1)	57,000	56,982
0.66%, 7/18/16 (1)	110,000	109,907

Victory Receivables Corp., 0.50%, 6/27/16 (1)	35,000	34,988
0.50%, 6/28/16 (1)	42,000	41,984
		999,367
Total ABS Commercial Paper
(Cost $999,367)		999,367

ASSET-BACKED SECURITIES – 0.4%

ABS Other – 0.1%

Dell Equipment Finance Trust, Series 2015-2, 0.53%, 10/24/16 (1)	7,569	7,569

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 0.4% – continued

Car Loan – 0.3%

Nissan Auto Receivables Owner Trust, Series 2016-B A1, 0.63%, 5/15/17	$24,387	$24,387
Total Asset-Backed Securities
(Cost $31,956)		31,956

CERTIFICATES OF DEPOSIT – 31.7%

Banking – 31.7%

Australia and New Zealand Banking, 0.65%, 6/22/16	80,000	80,000
0.70%, 8/1/16	100,000	100,000

Bank of Montreal, Chicago Branch, 0.56%, 8/10/16	130,000	130,000

Bank of Nova Scotia, Houston Branch, 0.69%, 6/2/16 (3)	50,000	50,000
0.79%, 6/13/16 (2)	60,000	60,000
0.79%, 6/21/16 (2)	62,000	62,000

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.71%, 8/2/16	50,000	50,000

Bank of Tokyo-Mitsubishi UFJ, New York, 0.70%, 6/29/16	62,000	62,000

BNP Paribas S.A., New York Branch, 0.67%, 6/1/16	75,000	75,000
0.60%, 6/8/16	20,000	20,000
0.68%, 8/1/16	65,000	65,000

Canadian Imperial Bank of Commerce, 0.78%, 8/2/16	45,000	45,000
0.85%, 9/1/16	50,000	50,000

Citibank N.A., 0.65%, 6/2/16	55,000	55,000
0.71%, 7/8/16	64,000	64,000

Citibank N.A., New York Branch, 0.81%, 8/16/16	70,000	70,000
0.63%, 9/1/16	85,000	85,000

Commonwealth Bank of Australia, London, 0.83%, 8/25/16	50,000	50,000

Credit Agricole Corporate and Investment Bank, New York, 0.74%, 6/3/16	60,000	60,000

Credit Agricole S.A., London Branch, 0.62%, 6/1/16	75,000	75,000

Credit Industriel et Commercial, New York, 0.60%, 8/12/16	65,000	64,999

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 31.7% – continued

Banking – 31.7% continued

Credit Suisse A.G., New York Branch, 0.95%, 7/12/16	$70,000	$70,000
0.97%, 8/5/16	75,000	75,000

DNB Nor Bank ASA, New York Branch, 0.81%, 7/14/16	67,500	67,506

Mitsubishi UFJ Trust & Banking Corp., 0.65%, 6/27/16	30,000	30,000

Mizuho Bank Ltd, 0.61%, 8/1/16	40,000	40,000

Mizuho Bank Ltd., New York Branch, 0.62%, 7/22/16	45,000	45,000

National Australia Bank Ltd., 0.80%, 8/2/16	70,000	70,000

Natixis S.A., New York Branch, 0.66%, 6/6/16	70,000	70,000

Norinchukin Bank, New York Branch, 0.62%, 6/1/16	55,000	55,000

Rabobank Nederland, New York Branch, 0.82%, 8/16/16	50,000	50,000

Royal Bank of Canada, New York Branch, 0.82%, 6/20/16 (2)	75,000	75,000
0.89%, 9/2/16	75,000	75,000

State Street Bank & Trust Co., 0.73%, 6/27/16	94,000	94,000

Sumitomo Mitsui Banking Corp., New York, 0.71%, 7/18/16	95,000	95,000
0.63%, 7/19/16	73,000	73,008

Toronto Dominion Bank, New York, 0.86%, 8/29/16	78,000	78,000

Wells Fargo Bank N.A., 0.79%, 6/8/16 (2)	135,000	135,000
0.72%, 6/22/16 (2)	37,000	37,000
0.85%, 7/21/16	30,000	30,003
0.85%, 7/28/16	88,000	88,000
0.85%, 8/1/16	55,000	55,000
		2,780,516
Total Certificates of Deposit
(Cost $2,780,516)		2,780,516

COMMERCIAL PAPER – 6.5%

Banking – 4.5%

DBS Bank Ltd., 0.53%, 7/26/16 (1)	67,000	66,946

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 6.5% – continued

Banking – 4.5% continued

HSBC Bank PLC, 0.86%, 8/22/16	$85,000	$84,836

ING Bank N.V., 0.72%, 8/23/16	33,000	32,946

ING US Funding LLC, 0.71%, 8/5/16	45,000	44,943

Svenska Handelsbanken AB, 0.82%, 8/22/16	19,000	18,965

United Overseas Bank Ltd., 0.66%, 7/19/16 (1)	48,600	48,558

Westpac Banking Corp., 0.82%, 8/24/16 (1)	47,000	46,911
0.87%, 9/26/16 (1)	50,000	49,860
		393,965

Brokerage – 0.9%

JP Morgan Securities LLC, 0.86%, 7/26/16	77,000	76,900

Foreign Agencies – 0.7%

Caisse Des Depots Et Consignations, 0.61%, 6/1/16 (1)	40,000	40,000

Korea Development Bank, New York, 0.69%, 6/17/16	25,000	24,992
		64,992

Supranational – 0.4%

European Investment Bank, 0.59%, 6/3/16	30,000	29,999
Total Commercial Paper
(Cost $565,856)		565,856

CORPORATE NOTES/BONDS – 1.5%

Automotive – 0.5%

Toyota Motor Credit Corp., 0.65%, 6/13/16 (3)	40,000	40,000

Foreign Agencies – 0.3%

Export Development Canada, 0.47%, 6/1/16 (1)(2)	30,000	30,000

Retailers – 0.3%

Wal-Mart Stores, 5.31%, 6/1/16 (3)	30,000	30,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE NOTES/BONDS – 1.5% – continued

Supranational – 0.4%

International Bank for Reconstruction & Development, 0.47%, 6/1/16 (2)	$34,000	$34,000
Total Corporate Notes/Bonds
(Cost $134,000)		134,000

EURODOLLAR TIME DEPOSITS – 17.1%

Banking – 17.1%

Australia and New Zealand Banking, 0.30%, 6/1/16	169,000	169,000

Credit Industriel et Commercial, 0.30%, 6/1/16	189,000	189,000

DNB Bank ASA, Grand Cayman Branch, 0.28%, 6/1/16	72,301	72,301

Natixis, Grand Cayman Branch, 0.30%, 6/1/16	246,000	246,000

Shizuoka Bank Ltd., New York Branch, 0.44%, 6/1/16	50,000	50,000
0.44%, 6/3/16	52,000	52,000
0.44%, 6/7/16	52,000	52,000

Skandinaviska Enskilda Banken AB, 0.28%, 6/1/16	189,000	189,000

Svenska Handelsbanken AB, Cayman Islands, 0.28%, 6/1/16	224,000	224,000

Swedbank AB, New York Branch, 0.28%, 6/1/16	252,000	252,000
		1,495,301
Total Eurodollar Time Deposits
(Cost $1,495,301)		1,495,301

MEDIUM TERM NOTES – 0.3%

Banking – 0.3%

Royal Bank of Canada, 2.30%, 7/20/16	22,250	22,296
Total Medium Term Notes
(Cost $22,296)		22,296

U.S. GOVERNMENT AGENCIES – 10.7% (4)

Federal Farm Credit Bank – 3.3%

FFCB Notes, 0.42%, 6/1/16 (2)	15,000	14,999
0.44%, 6/2/16 (2)	50,000	49,996
0.42%, 6/10/16 (2)	70,000	69,997

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 10.7% (4) – continued

Federal Farm Credit Bank – 3.3% – continued
0.45%, 6/13/16 (2)	$50,000	$49,993
0.47%, 6/29/16 (2)	20,000	19,996
0.46%, 6/30/16 (2)	37,000	37,004
0.51%, 6/30/16 (2)	50,000	49,998
		291,983

Federal Home Loan Bank – 5.1%

FHLB Bonds, 0.50%, 9/28/16	15,000	15,006
0.80%, 3/30/17	35,000	35,000

FHLB Discount Notes, 0.30%, 6/13/16	40,000	39,996
0.30%, 6/16/16	70,000	69,991
0.60%, 12/14/16	91,000	90,703

FHLB Notes, 0.62%, 6/13/16 (2)	20,000	20,000
0.52%, 6/23/16 (2)	30,000	30,000
0.47%, 6/27/16 (2)	45,000	45,000
0.49%, 8/13/16 (2)	40,000	39,996
0.54%, 8/27/16 (2)	60,000	60,000
		445,692

Federal Home Loan Mortgage Corporation – 0.5%

FHLMC Note, 0.42%, 6/16/16 (2)	46,000	46,000

Federal National Mortgage Association – 1.8%

FNMA Bond, 5.25%, 9/15/16	110,944	112,489

FNMA Notes, 0.45%, 6/5/16 (2)	25,000	24,993
0.46%, 6/26/16 (2)	20,000	19,999
		157,481
Total U.S. Government Agencies
(Cost $941,156)		941,156

U.S. GOVERNMENT OBLIGATIONS – 5.5%

U.S. Treasury Floating Rate Notes – 4.7%
0.40%, 6/1/16 (2)	149,000	149,001
0.42%, 6/1/16 (2)	31,620	31,620
0.43%, 6/1/16 (2)	70,000	69,964
0.52%, 6/1/16 (2)	85,000	84,976
0.54%, 6/1/16 (2)	37,000	36,998
0.62%, 6/1/16 (2)	38,000	37,985
		410,544

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 5.5% – continued

U.S. Treasury Notes – 0.8%

0.38%, 10/31/16	$20,000	$20,002

0.63%, 11/15/16	38,000	38,020

0.50%, 11/30/16	15,000	14,999
		73,021
Total U.S. Government Obligations
(Cost $483,565)		483,565

MUNICIPAL INVESTMENTS – 11.3%

California – 0.7%

City of Los Angeles Department of Airports U.S. CP, (Wells Fargo Bank N.A. LOC), 0.56%, 7/14/16	20,000	19,987

RBC Municipal Products, Inc. Trust, Revenue Bonds, Floater Certificates, Series E-68, (Royal Bank of Canada LOC), 0.46%, 6/8/16 (1)(5)	39,995	39,995
		59,982

Colorado – 0.4%

City of Colorado Springs Co. Utilities Revenue Bonds, Series C, 0.40%, 6/8/16 (5)	36,740	36,740

District of Columbia – 0.5%

District of Columbia University Revenue Bonds, Series B-1, Georgetown University, (University of the District of Columbia LOC), 0.40%, 6/8/16 (5)	17,075	17,075

District of Columbia University Revenue Bonds, Series C-1, Georgetown University, (JPMorgan Chase Bank N.A. LOC), 0.40%, 6/8/16 (5)	28,725	28,725
		45,800

Florida – 0.7%

Highlands County Health Facilities Authority, Series A, Hospital Adventist Health System, 0.39%, 6/8/16 (5)	61,770	61,770

Illinois – 0.6%

Illinois State Finance Authority Revenue Bonds, Subseries C-1, Advocate Health, 0.40%, 6/8/16 (5)	50,000	50,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 11.3% – continued

Iowa – 0.0%

Mason City Clinic, (Wells Fargo Bank N.A. LOC), 0.70%, 6/8/16 (5)	$4,100	$4,100

Massachusetts – 0.9%

Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series A-1, 0.41%, 6/8/16 (5)	75,595	75,595

Michigan – 0.4%

Michigan State Strategic Fund Limited Obligation Revenue Refunding Bonds, Series 2008, Consumers Energy Co., (JPMorgan Chase Bank N.A. LOC), 0.39%, 6/8/16 (5)	37,200	37,200

Minnesota – 0.4%

Minnesota State Office of Higher Education Taxable Revenue Bonds, Student, Series A, (U.S. Bank N.A. LOC), 0.42%, 6/8/16 (5)	12,600	12,600

Oak Park Heights Minnesota Multifamily Revenue Refunding Bonds, Series 2005, Housing Boutwells Landing, (FNMA LOC), 0.40%, 6/8/16 (5)	21,500	21,500
		34,100

New Jersey – 1.3%

RBC Municipal Products, Inc. Trust G.O. Unlimited Bonds, Taxable Floater Certificates, Series E-60, (Royal Bank of Canada LOC), 0.44%, 6/8/16 (1)(5)	115,000	115,000

New York – 2.1%

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Subseries B-4, 0.39%, 6/8/16 (5)	56,300	56,300

New York State Dormitory Authority Revenue Bonds, Series A-1, Fordham University, (Bank of America N.A. LOC), 0.40%, 6/8/16 (5)	28,000	28,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 11.3% – continued

New York – 2.1% – continued

New York State Energy Research & Development Authority Facilities Revenue Bonds, Series A-3, Consolidated Edison Company of New York, Inc. Project, (Bank of Nova Scotia LOC), 0.40%, 6/8/16 (5)	$55,150	$55,150

RBC Municipal Products, Inc. Trust Revenue Bonds, Taxable Floater Notes, Series E-51, (Royal Bank of Canada LOC), 0.70%, 7/1/16 (1)(5)	23,485	23,485

Saratoga County Industrial Development Agency Taxable Revenue Bonds, Globalfoundries, (JPMorgan Chase Bank N.A. LOC), 0.43%, 6/8/16 (5)	21,255	21,255
		184,190

Pennsylvania – 0.9%

Philadelphia Gas Works Co. Revenue Refunding Bonds, 8th Series E, (PNC Bank N.A. LOC), 0.40%, 6/8/16 (5)	46,260	46,260

RBC Municipal Products, Inc. Trust Revenue Bonds, Taxable Floater Notes, Series E-52, (Royal Bank of Canada LOC), 0.70%, 7/1/16 (1)(5)	28,505	28,505
		74,765

Rhode Island – 0.5%

Rhode Island Health & Educational Building Corp. Higher Education Facility Revenue Refunding Bonds, Bryant University, (TD Bank N.A. LOC), 0.38%, 6/8/16 (5)	46,420	46,420

Tennessee – 0.5%

Johnson City Health & Educational Facilities Board Hospital Revenue Bonds, Series A, Mountain States Health, (U.S. Bank N.A. LOC), 0.41%, 6/8/16 (5)	30,510	30,510

Sevier County Public Building Authority Revenue Bonds, Series V-A-1, Public Improvement, (Branch Banking & Trust Co. LOC), 0.45%, 6/8/16 (5)	16,195	16,195
		46,705

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 11.3% – continued

Texas – 0.8%

Port of Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue Bonds, Total Petrochemicals, Series A, (Total S.A. Gtd.), 0.43%, 6/8/16 (5)	$70,765	$70,765

Vermont – 0.6%

Vermont EDA Municipal Interest Bearing CP, (JPMorgan Chase Bank N.A. LOC), 0.60%, 8/12/16	48,000	48,000
Total Municipal Investments
(Cost $991,132)		991,132

Investments, at Amortized Cost
($8,445,145)		8,445,145

REPURCHASE AGREEMENTS – 4.3%

Joint Repurchase Agreements – 1.3% (6)(7)

Bank of America Securities LLC, dated 5/31/16, repurchase price $55,106 0.25%, 6/7/16	55,104	55,104

Societe Generale, New York Branch, dated 5/31/16, repurchase price $55,107 0.29%, 6/7/16	55,104	55,104
		110,208

Repurchase Agreements – 3.0% (8)

JPMorgan Securities LLC, dated 5/31/16, repurchase price $40,026 0.68%, 9/3/16	40,000	40,000

JPMorgan Securities LLC, dated 5/31/16, repurchase price $70,036 0.53%, 7/5/16	70,000	70,000

JPMorgan Securities LLC, dated 5/31/16, repurchase price $77,049 0.68%, 8/30/16	77,000	77,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 4.3% – continued

Repurchase Agreements – 3.00% (8) – continued

Societe Generale S.A., dated 5/31/16, repurchase price $75,035 0.48%, 7/5/16	$75,000	$75,000
		262,000
Total Repurchase Agreements
(Cost $372,208)		372,208

Total Investments – 100.7%
(Cost $8,817,353) (9)		8,817,353

Liabilities less Other Assets – (0.7)%		(57,544)
NET ASSETS – 100.0%		$8,759,809

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.
(2)	Variable rate security. Rate as of May 31, 2016 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	Variable rate security. Rate as of May 31, 2016 is disclosed.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(5)	Variable rate security. Rate as of May 31, 2016 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$45,721	3.13% – 3.75%	8/15/43 – 8/15/44
U.S. Treasury Notes	$66,291	0.13%	4/15/18 – 1/15/22
Total	$112,012

(7)	Interest rates are reset daily and interest is payable monthly.
(8)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
Common Stock	$75,639	Not Applicable	Not Applicable
Corporate Bonds	$80,250	1.80% – 7.63%	6/24/16 – 10/1/42
FNMA	$120,515	2.00% – 7.00%	12/1/24 – 5/1/46
Total	$276,404

(9)	The cost for federal income tax purposes was approximately $8,817,353,000.

Percentages shown are based on Net Assets.

At May 31, 2016, the maturity analysis for the Portfolio as a percentage of investment was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	33.7%
2 - 15 Days	19.7
16 - 30 Days	10.3
31 - 60 Days	11.2
61 - 97 Days	20.8
98 - 180 Days	2.7
181 - 270 Days	1.2
271 - 366 Days	0.4

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2016:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Diversified Assets Portfolio (1)	$–	$8,817,353	$–	$8,817,353

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2015.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2016 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED

THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABS – Asset-Backed Securities

CP – Commercial Paper

EDA – Economic Development Authority

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

G.O. – General Obligation

Gtd. – Guaranteed

LOC – Letter of Credit

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 51.0%

U.S. Treasury Bills – 27.6%
0.16%, 6/2/16	$743,001	$742,998
0.16%, 6/9/16	1	1
0.23%, 6/9/16	600,000	599,967
0.24%, 6/9/16	440,000	439,976
0.55%, 6/9/16	100,000	99,988
0.56%, 6/9/16	100,000	99,988
0.15%, 6/16/16	12	12
0.23%, 6/16/16	740,000	739,926
0.59%, 6/16/16	200,000	199,951
0.25%, 6/30/16	500,000	499,897
0.50%, 7/7/16	100,000	99,950
0.13%, 7/14/16	4,869	4,868
0.25%, 7/21/16	24,910	24,901
0.34%, 7/21/16	100,000	99,953
0.41%, 7/28/16	150,000	149,901
0.45%, 8/4/16	150,000	149,879
0.46%, 8/4/16	100,000	99,918
0.41%, 8/18/16	225,000	224,800
0.35%, 8/25/16	2,454	2,452
0.50%, 9/8/16	2,000	1,997
0.23%, 9/15/16	100,000	99,935
0.24%, 9/15/16	75,000	74,949
0.39%, 9/15/16	100,000	99,886
0.46%, 9/15/16	50,000	49,933
0.37%, 11/10/16	200,000	199,663
0.61%, 12/8/16	473,000	471,488
0.70%, 12/8/16	93,000	92,657
0.75%, 12/8/16	100,000	99,609
0.70%, 1/5/17	100,000	99,576
0.71%, 1/5/17	125,000	124,466
0.67%, 3/2/17	200,000	198,995
0.68%, 3/2/17	100,000	99,486
0.59%, 3/30/17	325,000	323,419
0.66%, 3/30/17	250,000	248,635
0.50%, 4/27/17	80,000	79,641
0.57%, 4/27/17	100,000	99,472
0.58%, 4/27/17	149,000	148,216
0.59%, 4/27/17	100,000	99,462
0.61%, 4/27/17	20,000	19,890
0.66%, 5/25/17	50,000	49,668
0.70%, 5/25/17	50,000	49,653
		7,110,022
U.S. Treasury Floating Rate Notes – 10.8%
0.40%, 6/1/16 (1)	375,000	374,956

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 51.0% – continued

U.S. Treasury Floating Rate Notes – 10.8% – continued
0.42%, 6/1/16 (1)	$135,000	$135,000
0.52%, 6/1/16 (1)	1,139,300	1,138,116
0.54%, 6/1/16 (1)	301,440	301,496
0.62%, 6/1/16 (1)	850,000	850,428
		2,799,996

U.S. Treasury Notes – 12.6%
0.63%, 7/15/16	59,000	59,012
0.50%, 7/31/16	375,000	374,981
1.00%, 8/31/16	500,000	500,808
0.63%, 10/15/16	50,000	50,052
0.38%, 10/31/16	450,000	449,657
1.00%, 10/31/16	100,000	100,266
0.63%, 11/15/16	425,000	425,127
4.63%, 11/15/16	200,000	203,512
0.50%, 11/30/16	75,000	75,019
0.88%, 11/30/16	750,000	750,428
0.50%, 2/28/17	100,000	99,834
0.63%, 5/31/17	150,000	150,011
		3,238,707
Total U.S. Government Obligations
(Cost $13,148,725)		13,148,725

Investments, at Amortized Cost
($13,148,725)		13,148,725

REPURCHASE AGREEMENTS – 50.8%

Joint Repurchase Agreements – 0.4% (2)(3)

Bank of America Securities LLC, dated 5/31/16, repurchase price $52,608 0.25%, 6/7/16	52,605	52,605

Societe Generale, New York Branch, dated 5/31/16, repurchase price $52,608 0.29%, 6/7/16	52,605	52,605
		105,210

Repurchase Agreements – 50.4% (4)

Bank of Nova Scotia, dated 5/31/16, repurchase price $400,167 0.30%, 6/7/16	400,000	400,000

Bank of Nova Scotia, dated 5/31/16, repurchase price $600,005 0.28%, 6/1/16	600,000	600,000

BNP Paribas S.A., dated 5/03/16, repurchase price $600,170 0.30%, 6/6/16	600,000	600,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 50.8% – continued

Repurchase Agreements – 50.4% (4) – continued

BNP Paribas S.A., dated 5/31/16, repurchase price $250,002 0.29%, 6/1/16	$250,000	$250,000

BNP Paribas S.A., dated 5/31/16, repurchase price $330,003 0.29%, 6/1/16	330,000	330,000

BNP Paribas S.A., dated 5/31/16, repurchase price $450,004 0.29%, 6/1/16	450,000	450,000

BNP Paribas S.A., dated 5/31/16, repurchase price $800,006 0.29%, 6/1/16	800,000	800,000

Citigroup Global Markets, Inc., dated 5/31/16, repurchase price $292,582 0.29%, 6/1/16	292,580	292,580

Credit Suisse Securities, dated 5/31/16, repurchase price $400,003 0.29%, 6/1/16	400,000	400,000

Credit Suisse Securities, dated 5/31/16, repurchase price $750,006 0.29%, 6/1/16	750,000	750,000

Federal Reserve Bank of New York, dated 5/31/16, repurchase price $855,006 0.25%, 6/1/16	855,000	855,000

Federal Reserve Bank of New York, dated 5/31/16, repurchase price $995,007 0.25%, 6/1/16	995,000	995,000

Goldman Sachs & Co., dated 5/31/16, repurchase price $500,089 0.28%, 6/7/16	500,000	500,000

HSBC Securities (USA), Inc., dated 5/31/16, repurchase price $450,003 0.27%, 6/1/16	450,000	450,000

HSBC Securities (USA), Inc., dated 5/31/16, repurchase price $500,026 0.27%, 6/7/16	500,000	500,000

HSBC Securities (USA), Inc., dated 5/31/16, repurchase price $750,039 0.27%, 6/7/16	750,000	750,000

ING Financial Markets LLC, dated 5/05/16, repurchase price $150,040 0.30%, 6/6/16	150,000	150,000

ING Financial Markets LLC, dated 5/26/16, repurchase price $300,015 0.26%, 6/2/16	300,000	300,000

ING Financial Markets LLC, dated 5/31/16, repurchase price $350,003 0.28%, 6/1/16	350,000	350,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 50.8% – continued

Repurchase Agreements – 50.4% (4) – continued

JPMorgan Securities LLC, dated 5/31/16, repurchase price $450,004 0.29%, 6/1/16	$450,000	$450,000

RBS Securities, Inc., dated 5/31/16, repurchase price $200,002 0.28%, 6/1/16	200,000	200,000

Societe Generale, New York Branch, dated 5/25/16, repurchase price $500,030 0.31%, 6/1/16	500,000	500,000

Societe Generale, New York Branch, dated 5/27/16, repurchase price $750,042 0.29%, 6/3/16	750,000	750,000

Societe Generale, New York Branch, dated 5/31/16, repurchase price $100,001 0.29%, 6/1/16	100,000	100,000

Societe Generale, New York Branch, dated 5/31/16, repurchase price $325,003 0.29%, 6/1/16	325,000	325,000

Societe Generale, New York Branch, dated 5/31/16, repurchase price $40,000 0.29%, 6/1/16	40,000	40,000

Societe Generale, New York Branch, dated 5/31/16, repurchase price $900,007 0.29%, 6/1/16	900,000	900,000
		12,987,580
Total Repurchase Agreements
(Cost $13,092,790)		13,092,790

Total Investments – 101.8%
(Cost $26,241,515) (5)		26,241,515

Liabilities less Other Assets – (1.8)%		(469,647)
NET ASSETS – 100.0%		$25,771,868

(1)	Variable rate security. Rate as of May 31, 2016 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$43,648	3.13% – 3.75%	8/15/43 – 8/15/44
U.S. Treasury Notes	$63,285	0.13%	4/15/18 – 1/15/22
Total	$106,933

(3)	Interest rates are reset daily and interest is payable monthly.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued	MAY 31, 2016 (UNAUDITED)

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$169,226	0.00%	6/16/16 – 2/2/17
U.S. Treasury Bonds	$3,713,570	0.00% – 9.13%	5/15/17 – 5/15/46
U.S. Treasury Notes	$9,135,277	0.13% – 4.88%	6/30/16 – 5/15/26
U.S. Treasury Strips	$196,428	0.00%	8/15/17 – 8/15/28
Total	$13,214,501

(5)	The cost for federal income tax purposes was approximately $26,241,515,000.

Percentages shown are based on Net Assets.

At May 31, 2016, the maturity analysis for the Portfolio as a percentage of investment was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	45.2%
2 - 15 Days	22.7
16 - 30 Days	5.5
31 - 60 Days	1.7
61 - 97 Days	5.2
98 - 180 Days	6.7
181 - 270 Days	6.6
271 - 366 Days	6.4

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2016:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Treasury Portfolio (1)	$—	$26,241,515	$—	$26,241,515

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2015.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO	MAY 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.1%

Alabama – 1.9%

Hoover Alabama MFH Revenue Refunding Bonds, Royal Oaks Apartment Project, (FHLMC LOC), 0.41%, 6/8/16 (1)	$5,200	$5,200

Mobile Downtown Redevelopment Authority Gulf Opportunity Zone Revenue Bonds, Series A, Austal USA LLC Project, (Bank of America N.A. LOC), 0.40%, 6/8/16 (1)	8,330	8,330

Mobile Downtown Redevelopment Authority Gulf Opportunity Zone Revenue Bonds, Series B, Austal USA LLC Project, (Wells Fargo Bank N.A. LOC), 0.40%, 6/8/16 (1)	10,455	10,455
		23,985

Alaska – 0.8%

Alaska State Housing Finance Corp. Revenue Bonds, Series C, State Capital Project, 0.39%, 6/8/16 (1)	3,750	3,750

Alaska State Industrial Development & Exporting Authority Revenue Refunding Bonds, Series B, Greater Fairbanks, (U.S. Bank N.A. LOC), 0.39%, 6/8/16 (1)	6,000	6,000
		9,750

Arizona – 0.6%

Arizona State Health Facilities Authority Revenue Bonds, Series B, Banner Health, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.41%, 6/8/16 (1)	4,000	4,000

Mesa Utility System Revenue Refunding Bonds, Prerefunded, (U.S. Treasury Escrowed), 5.25%, 7/1/16	3,905	3,921
		7,921

California – 8.9%

California State G.O. Unlimited Bonds, Series A-3, (Bank of Montreal LOC), 0.27%, 6/1/16 (1)	3,855	3,855

California State G.O. Unlimited Bonds, Series B, Subseries B-7, (JPMorgan Chase Bank N.A. LOC), 0.26%, 6/1/16 (1)	5,000	5,000

California State G.O. Unlimited Revenue Bonds, Series B, Subseries B-3,

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.1% – continued

California – 8.9% – continued

(Sumitomo Mitsui Banking Corp. LOC), 0.38%, 6/8/16 (1)	$6,135	$6,135

California State Health Facilities Financing Authority Revenue Bonds, Series K, Dignity Health, (Mizuho Bank Ltd. LOC), 0.40%, 6/8/16 (1)	4,000	4,000

California Statewide Communities Development Authority MFH Revenue Bonds, Series M, South Shore Apartments, (FHLB of San Francisco LOC), 0.42%, 6/8/16 (1)	6,000	6,000

California Statewide Communities Development Authority Revenue Bonds, Subseries A, 0.46%, 7/1/16 (1)	20,000	20,000

Corona California MFH Revenue Refunding Bonds, Country Hills Project, (FHLMC LOC), 0.42%, 6/8/16 (1)	2,355	2,355

Los Angeles City G.O. Unlimited TRANS, 2.00%, 6/30/16	12,000	12,016

Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-4, 0.28%, 6/8/16	6,500	6,500

Los Angeles Department of Water & Power System Revenue Refunding Bonds, Subseries A-8, 0.28%, 6/1/16 (1)	4,800	4,800

Metropolitan Water District of Southern California Revenue Refunding Bonds, Series A-3, 0.60%, 8/16/16 (1)	15,000	15,000

Metropolitan Water District of Southern California Special Revenue Refunding Bonds, Series D, 0.36%, 6/8/16 (1)	3,000	3,000

Mission Viejo Community Development Financing Authority Revenue Bonds, Series A, Mall Improvement Project, (MUFG Union Bank N.A. LOC), 0.41%, 6/8/16 (1)	1,900	1,900

Nuveen Dividend Advantage Municipal Fund Tax-Exempt Demand Preferred, Series 5, 0.52%, 6/8/16 (1)(2)	12,000	12,000

Riverside County Teeter Obligation Revenue Notes, Series D, 2.00%, 10/12/16	4,000	4,022

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.1% – continued

California – 8.9% – continued

Salinas Economic Development Revenue Bonds, Monterey County Public Building, Series A, (Bank of New York Mellon LOC), 0.41%, 6/8/16 (1)	$5,000	$5,000
		111,583

Colorado – 0.3%

Colorado State Housing & Finance Authority SFM Revenue Bonds, Series 1-A3, 0.40%, 6/8/16 (1)	3,860	3,860

Delaware – 0.8%

University of Delaware Revenue Bonds, Series C, 0.32%, 6/1/16 (1)	10,000	10,000

District of Columbia – 1.2%

District of Columbia Revenue Bonds, Washington Drama Society, (JPMorgan Chase Bank N.A. LOC), 0.42%, 6/8/16 (1)	8,100	8,100

District of Columbia University Revenue Refunding Bonds, Series B-2, Georgetown University, (Bank of America N.A. LOC), 0.40%, 6/8/16 (1)	7,245	7,245
		15,345

Florida – 0.7%

Florida State Housing Finance Corp. Multifamily Mortgage Revenue Refunding Bonds, Series M-1, Cypress Lake Apartments, (FHLMC LOC), 0.42%, 6/8/16 (1)	2,300	2,300

Florida State Housing Finance Corp. Revenue Refunding Bonds, Lighthouse Bay Apartments, (FHLMC LOC), 0.42%, 6/8/16 (1)	4,050	4,050

Halifax Hospital Medical Center Revenue Refunding & Improvement Bonds, (JPMorgan Chase Bank N.A. LOC), 0.41%, 6/8/16 (1)	3,000	3,000
		9,350

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.1% – continued

Georgia – 4.4%

Cobb County Hospital Authority Revenue Bonds, Anticipation Certificates, Equipment Pool, (Wells Fargo Bank N.A. LOC), 0.40%, 6/8/16 (1)	$11,300	$11,300

Cordele Housing Authority Adjustable Revenue Bonds, (U.S. Treasury Escrowed), 0.55%, 6/15/16 (3)	5,000	5,000

Main Street Natural Gas, Inc. Revenue Bonds, Subseries A1, (Royal Bank of Canada Gtd.), 0.46%, 6/2/16 (4)	19,800	19,800

Monroe County Development Authority PCR Bonds, Oglethorpe Power Corp., (Bank of Montreal LOC), 0.39%, 6/8/16 (1)	1,675	1,675

Municipal Electric Authority of Georgia Revenue Refunding Bonds, Subseries C, (TD Bank N.A. LOC), 0.37%, 6/8/16 (1)	17,000	17,000
		54,775

Illinois – 2.8%

Illinois State Development Finance Authority Revenue Bonds, Series B, Evanston Northwestern, 0.35%, 6/1/16 (1)	16,955	16,955

Illinois State Development Finance Authority Revenue Bonds, St. Ignatius College Project, (PNC Bank N.A. LOC), 0.41%, 6/8/16 (1)	1,500	1,500

Illinois State Finance Authority Revenue Bonds, Illinois Wesleyan University, (PNC Bank N.A. LOC), 0.39%, 6/8/16 (1)	6,575	6,575

Illinois State G.O. Unlimited Revenue Bonds, Series B-4, (State Street Bank & Trust Co. LOC), 0.42%, 6/8/16 (1)	2,200	2,200

Illinois State Health Facilities Authority Revenue Bonds, Series A, Advocate Health Care Network, 0.35%, 7/21/16 (5)	4,125	4,125

Illinois State Toll Highway Authority Toll Highway Revenue Bonds, Series A-2D, (Royal Bank of Canada LOC), 0.41%, 6/8/16 (1)	3,700	3,700

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.1% – continued

Illinois – 2.8% – continued

Peoria IDR Bonds, Peoria Production Shop Project, (JPMorgan Chase Bank N.A. LOC), 0.80%, 6/8/16 (1)	$75	$75
		35,130

Indiana – 4.6%

Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series B, Indiana University Health Obligated, (BMO Harris Bank N.A. LOC), 0.40%, 6/8/16 (1)	4,550	4,550

Indiana State Municipal Power Agency Revenue Refunding Bonds, Series B, (U.S. Bank N.A. LOC), 0.36%, 6/1/16 (5)	3,030	3,030

Posey County Economic Development Revenue Refunding Bonds, (U.S. Treasury Escrowed), 0.35%, 8/2/16 (3)	50,000	50,000
		57,580

Iowa – 2.3%

Iowa State Finance Authority College Facilities Revenue Bonds, Drake University Project, (Wells Fargo Bank N.A. LOC), 0.35%, 6/1/16 (1)	22,000	22,000

Iowa State Finance Authority Economic Development Revenue Bonds, Series 2002, Iowa West Foundation Project, (U.S. Bank N.A. LOC), 0.43%, 6/8/16 (1)	660	660

Iowa State Finance Authority Educational Facilities Revenue Bonds, Holy Family Catholic Schools, (U.S. Bank N.A. LOC), 0.35%, 6/1/16 (1)	6,200	6,200
		28,860

Kansas – 2.0%

Kansas State Health Facilities Development Finance Authority Revenue Bonds, Series J, Ku Health System, (U.S. Bank N.A. LOC), 0.35%, 6/1/16 (1)	7,400	7,400

Leawood G.O. Unlimited Temporary Notes, Series 1, 2.00%, 9/1/16	3,260	3,273

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.1% – continued

Kansas – 2.0% – continued

Olathe Health Facilities Revenue Bonds, Olathe Medical Center, (Bank of America N.A. LOC), 0.35%, 6/1/16 (1)	$3,000	$3,000

Olathe Health Facilities Revenue Bonds, Series B, Olathe Medical Center, (Bank of America N.A. LOC), 0.35%, 6/1/16 (1)	11,100	11,100
		24,773

Kentucky – 1.1%

Hazard Healthcare Revenue BANS, Appalachian Regional Healthcare, 1.00%, 12/1/16	3,000	3,006

Kentucky Rural Water Finance Corp. Public Projects Construction Revenue Notes, Series D1, 1.25%, 7/1/16	9,300	9,306

Lexington-Fayette Urban County Government Revenue Refunding Bonds, Eastland Parkway, (FHLB of Cincinnati LOC), 0.55%, 6/8/16 (1)	1,405	1,405
		13,717

Louisiana – 1.4%

East Baton Rouge Parish IDB Revenue Bonds, Series B, Exxon Mobil Project, 0.34%, 6/1/16 (1)	15,000	15,000

Louisiana State Citizens Property Insurance Corp. Revenue Bonds, Series B, (U.S. Treasury Escrowed), 5.00%, 6/1/16 (3)	2,000	2,000
		17,000

Maine – 0.2%

Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Bowdoin College, (JPMorgan Chase Bank N.A. LOC), 0.41%, 6/8/16 (1)	2,000	2,000

Maryland – 2.4%

Baltimore Project Revenue Bonds, Series C, Wastewater Projects, (U.S. Treasury Escrowed), 5.00%, 7/1/16 (3)	5,500	5,521

Maryland State Community Development Administration Department of Housing & Community Development MFH Revenue Bonds, Series F (Non-AMT),

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	25	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.1% – continued

Maryland – 2.4% – continued

(FHLMC LOC), 0.41%, 6/8/16 (1)	$3,100	$3,100

Washington Suburban Sanitary District Commission G.O. Unlimited BANS, Series A, 0.37%, 6/8/16 (1)	7,000	7,000

Washington Suburban Sanitary District Commission G.O. Unlimited BANS, Series B-3, 0.40%, 6/8/16 (1)	15,000	15,000
		30,621

Massachusetts – 0.2%

Massachusetts State G.O. Limited RANS, Series C, 2.00%, 6/22/16	1,500	1,502

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series C, Tranche 2, Henry Heywood, (TD Bank N.A. LOC), 0.34%, 6/1/16 (1)	580	580
		2,082

Michigan – 1.5%

Michigan State Finance Authority Revenue Bonds, Series D, Healthcare Equipment Loan Program, (JPMorgan Chase Bank N.A. LOC), 0.44%, 6/8/16 (1)	3,845	3,845

Michigan State Higher Education Facilities Authority Limited Obligation Revenue Refunding Bonds, University of Detroit Project, (Comerica Bank LOC), 0.35%, 6/1/16 (1)	5,365	5,365

Monroe County Hospital Finance Authority Revenue Refunding Bonds, Mercy Memorial Hospital Corp. Obligation, (U.S. Treasury Escrowed), 5.38%, 6/1/16 (3)	3,200	3,200

University of Michigan General Revenue Bonds, Series A, 0.31%, 6/1/16 (1)	7,000	7,000
		19,410

Minnesota – 3.4%

Burnsville MFH Revenue Refunding Bonds, Series A, Berkshire Project, (FNMA LOC), 0.49%, 6/8/16 (1)	570	570

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.1% – continued

Minnesota – 3.4% – continued

Minneapolis & St. Paul Housing & Redevelopment Authority Health Care Revenue Bonds, Series B-1, Allinna Health System, (JPMorgan Chase Bank N.A. LOC), 0.35%, 6/1/16 (1)	$21,200	$21,200

Minnesota State Higher Education Facilities Authority Revenue Bonds, Concordia University St. Paul, Series 6Q, (U.S. Bank N.A. LOC), 0.35%, 6/1/16 (1)	5,600	5,600

Minnesota State Rural Water Finance Authority, Inc. Revenue Notes, Public Projects Construction, 1.00%, 11/1/16	5,000	5,013

Minnetonka MFH Revenue Bonds, Series B, Tonka Creek Project, (FHLB of Des Moines LOC), 0.48%, 6/8/16 (1)	3,700	3,700

Plymouth MFH Revenue Refunding Bonds, Parkside Apartments Project, (FNMA LOC), 0.40%, 6/8/16 (1)	3,830	3,830

St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue Bonds, Health Partners Obligation Group Project, (U.S. Treasury Escrowed), 5.25%, 11/15/16 (3)	1,000	1,022

St. Paul Housing & Redevelopment Authority Health Care Facility Revenue Bonds, Health Partners Obligated Group Project, (U.S. Treasury Escrowed), 5.25%, 11/15/16 (3)	1,000	1,022
		41,957

Mississippi – 8.7%

Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue Bonds, Series B, Chevron USA, Inc. Project, 0.35%, 6/1/16 (1)	28,125	28,125

Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue Bonds, Series E, Chevron USA, Inc., (Chevron Corp. Gtd.), 0.35%, 6/1/16 (1)	5,300	5,300

Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue Bonds, Series F, Chevron USA,

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.1% – continued

Mississippi – 8.7% – continued
(Chevron Corp. Gtd.), 0.35%, 6/1/16 (1)	$2,600	$2,600

Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue Bonds, Series G, Chevron USA, Inc. Project, 0.34%, 6/1/16 (1)	9,320	9,320

Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue Bonds, Series H, Chevron USA, Inc. Project, (Chevron Corp. Gtd.), 0.35%, 6/1/16 (1)	13,895	13,895

Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue Bonds, Series I, Chevron USA, Inc. Project, (Chevron Corp. Gtd.), 0.34%, 6/1/16 (1)	12,500	12,500

Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue Bonds, Series L, Chevron USA, Inc. Project, (Chevron Corp. Gtd.), 0.35%, 6/1/16 (1)	27,650	27,650

Mississippi State Hospital Equipment & Facilities Authority Revenue Bonds, Series 2, Mississippi Health, 0.38%, 6/8/16 (1)	9,725	9,725
		109,115

Missouri – 0.5%

Missouri State Health & Educational Facilities Authority Revenue Bonds, De Smet Jesuit High School, (U.S. Bank N.A. LOC), 0.35%, 6/1/16 (1)	2,500	2,500

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series B, Bethesda Health Group, Inc., (Bank of America N.A. LOC), 0.35%, 6/1/16 (1)	3,695	3,695
		6,195

Montana – 2.7%

Forsyth Montana PCR Refunding Bonds, Pacificorp Project, (Bank of Nova Scotia LOC), 0.34%, 6/1/16 (1)	34,200	34,200

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.1% – continued

Nebraska – 1.1%

Douglas County Hospital Authority No. 2 Revenue Refunding Bonds, Series A, Children’s Hospital, (U.S. Bank N.A. LOC), 0.35%, 6/1/16 (1)	$13,420	$13,420

Nevada – 0.2%

Clark County Department of Aviation Airport Revenue Bonds, Sub Lien, Series D-2B, (Royal Bank of Canada LOC), 0.39%, 6/8/16 (1)	3,000	3,000

New Hampshire – 0.1%

New Hampshire State Higher Educational and Health Facilities Authority Revenue Bonds, Hunt Community Issue, (TD Bank N.A. LOC), 0.40%, 6/8/16 (1)	1,290	1,290

New Jersey – 2.6%

Hudson County Improvement Authority Revenue Notes, Series Y1, County Guaranteed Pooled Loan Notes, (Hudson County Improvement Authority Gtd.), 1.75%, 11/11/16	13,000	13,072

RBC Municipal Products, Inc. Trust G.O. Unlimited Bonds, Floater Certificates, Series E-61, (Royal Bank of Canada LOC), 0.55%, 6/28/16 (2)	20,000	20,000
		33,072

New York – 13.8%

Erie County IDA Revenue Bonds, Canisius High School Buffalo, (Manufacturers & Traders Trust Co. LOC), 0.40%, 6/8/16 (1)	13,600	13,600

Metropolitan Transportation Authority Dedicated Tax Fund Revenue BANS, Series A-1, 0.75%, 6/1/16	10,000	10,000

Metropolitan Transportation Authority Fixed Revenue BANS, Subseries B1-A, 0.50%, 8/1/16	15,000	15,003

Metropolitan Transportation Authority Revenue Bonds, Subseries E-5, (U.S. Bank N.A. LOC), 0.35%, 6/1/16 (1)	4,000	4,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	27	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.1% – continued

New York – 13.8% – continued

New York City IDA Civic Facility Revenue Bonds, Jewish Board of Family Services, (TD Bank N.A. LOC), 0.37%, 6/8/16 (1)	$10,005	$10,005

New York City IDA Civic Facility Revenue Bonds, Sephardic Community Youth Center, (Manufacturers & Traders Trust Co. LOC), 0.45%, 6/8/16 (1)	3,910	3,910

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Fiscal Subseries B-1, 0.35%, 6/1/16 (1)	13,340	13,340

New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Adjustable Revenue Bonds, Series AA2, 0.37%, 6/1/16 (1)	2,800	2,800

New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Bonds, Series C, 0.36%, 6/1/16 (1)	11,600	11,600

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-7, 0.39%, 6/8/16 (1)	8,750	8,750

New York City Water & Sewer System Second General Revenue Bonds, Fiscal 2008 Series BB-2, 0.38%, 6/1/16 (1)	22,000	22,000

New York G.O. Unlimited Bonds, Fiscal 2008, Subseries J-5, 0.38%, 6/1/16 (1)	2,000	2,000

New York G.O. Unlimited Bonds, Series A-5, (Royal Bank of Canada LOC), 0.35%, 6/1/16 (1)	800	800

New York G.O. Unlimited Bonds, Subseries D-4, (New York LOC), 0.34%, 6/1/16 (1)	1,500	1,500

New York G.O. Unlimited Bonds, Subseries I-6, 0.35%, 6/1/16 (1)	7,200	7,200

New York G.O. Unlimited Bonds, Subseries I-8, 0.35%, 6/1/16 (1)	12,960	12,960

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.1% – continued

New York – 13.8% – continued

New York State Dormitory Authority Revenues Non-State Supported Debt Revenue Bonds, FFT Senior Communities, Inc., (HSBC Bank USA N.A. LOC), 0.39%, 6/8/16 (1)	$2,515	$2,515

New York State Housing Finance Agency Revenue Bonds, Series S, 160 Madison Avenue, (PNC Bank N.A. LOC), 0.38%, 6/1/16 (1)	10,275	10,275

Niagara Area Development Corp. Revenue Bonds, Niagara Falls Memorial, (HSBC Bank USA N.A. LOC), 0.39%, 6/8/16 (1)	3,280	3,280

Nuveen New York AMT-Free Municipal Income Fund Tax-Exempt Preferred Demand Preferred, Series 3, 0.46%, 6/8/16 (1)(2)	15,000	15,000

Westchester County IDA Revenue Refunding Bonds, Hebrew Hospital Senior Housing, Inc., (Manufacturers & Traders Trust Co. LOC), 0.45%, 6/8/16 (1)	2,645	2,645
		173,183

North Carolina – 2.4%

Forsyth County Industrial Facilities & Pollution Control Financing Authority Revenue Bonds, Recreation Facilities-YMCA Winston, (Branch Banking & Trust Co. LOC), 0.38%, 6/8/16 (1)	100	100

North Carolina State Capital Facilities Finance Agency Revenue Bonds, Series A, YMCA of Greater Charlotte Project, (Branch Banking & Trust Co. LOC), 0.38%, 6/8/16 (1)	4,060	4,060

North Carolina State Capital Recreational Facilities Finance Agency Revenue Bonds, Series B, YMCA of Greater Charlotte Project, (Branch Banking & Trust Co. LOC), 0.38%, 6/8/16 (1)	5,595	5,595

North Carolina State Medical Care Commission Health Care Facilities Revenue Bonds, Series B, Deerfield, (Branch Banking & Trust Co. LOC), 0.38%, 6/8/16 (1)	5,000	5,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.1% – continued

North Carolina – 2.4% – continued

North Carolina State Medical Care Commission Hospital Revenue Bonds, Series A, Moses Cone Health System, 0.37%, 6/8/16 (1)	$14,800	$14,800
		29,555

North Dakota – 1.0%

North Dakota State Rural Water Finance Corp. Revenue Notes, Series C2, Public Projects Construction Notes, 2.00%, 3/1/17	12,500	12,635

Ohio – 2.1%

Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Bonds, Series C, Museum of Art Project, 0.40%, 6/8/16 (1)	3,815	3,815

Franklin County Health Care Facilities Revenue Bonds, Series A, Ohio Presbyterian, (PNC Bank N.A. LOC), 0.41%, 6/8/16 (1)	9,900	9,900

Hamilton Electric System Revenue Refunding Notes, (Ohio Market Access Program Gtd.), 0.43%, 9/27/16	3,000	3,000

Nuveen Ohio Quality Income Municipal Fund Tax-Exempt Demand Preferred, Series 1-1480, 0.52%, 6/8/16 (1)(2)	10,000	10,000
		26,715

Oregon – 1.8%

Clackamas County Hospital Facility Authority Revenue Bonds, Series 2008-A, Legacy Health Systems, (U.S. Bank N.A. LOC), 0.38%, 6/8/16 (1)	10,000	10,000

Oregon State G.O. Limited TANS, Series A, 2.00%, 9/15/16	10,000	10,051

Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue Bonds, Series A, Assumption Village Project, (MUFG Union Bank N.A. LOC), 0.41%, 6/8/16 (1)	2,795	2,795
		22,846

Pennsylvania – 1.4%

Butler County IDA Revenue Refunding Bonds, Series A, Concordia Lutheran,

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.1% – continued

Pennsylvania – 1.4% – continued
(JPMorgan Chase Bank N.A. LOC), 0.38%, 6/8/16 (1)	$5,585	$5,585

Lancaster IDA Revenue Bonds, Series A, Willow Valley Retirement, (PNC Bank N.A. LOC), 0.42%, 6/8/16 (1)	4,100	4,100

Philadelphia G.O. Unlimited TRANS, Series A, 2.00%, 6/30/16	5,000	5,007

Ridley School District G.O. Revenue Bonds, Series 2009, (TD Bank N.A. LOC), 0.41%, 6/8/16 (1)	2,300	2,300
		16,992

South Carolina – 1.3%

Columbia Waterworks & Sewer System Revenue Bonds, (Sumitomo Mitsui Banking Corp. LOC), 0.40%, 6/8/16	11,860	11,860

Tender Option Revenue Bonds, Floater Trust Receipts/Certificates, Series 2015-XF2204, 0.42%, 6/8/16 (1)(2)	3,000	3,000

Tender Option Revenue Bonds, Floater Trust Receipts/Certificates, Series 2015-XF2205, 0.42%, 6/8/16 (1)(2)	1,400	1,400
		16,260

South Dakota – 0.3%

South Dakota State Health & Educational Facilities Authority Revenue Bonds, Series 2004-B, Sioux Valley Hospitals & Health, (U.S. Bank N.A. LOC), 0.40%, 6/8/16 (1)	3,600	3,600

Tennessee – 1.9%

Blount County Public Building Authority Local Government Public Improvement Revenue Bonds, Series E7A, (Branch Banking & Trust Co. LOC), 0.38%, 6/8/16 (1)	4,830	4,830

Johnson City Health & Educational Facilities Board Hospital Revenue Bonds, Series A, Mountain States Health, (U.S. Bank N.A. LOC), 0.41%, 6/8/16 (1)	9,090	9,090

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	29	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.1% – continued

Tennessee – 1.9% – continued

Shelby County Tennessee Health, Educational & Housing Facilities Board MFH Revenue Refunding Bonds, Providence Place Apartments Project, (FNMA LOC), 0.41%, 6/8/16 (1)	$9,445	$9,445
		23,365

Texas – 3.3%

Dallas Performing Arts Cultural Facilities Corp. Revenue Bonds, Series A, Dallas Center Foundation Project, (Bank of America N.A. LOC), 0.41%, 6/8/16 (1)	6,905	6,905

Harris County G.O. Unlimited Refunding Bonds, Series B, (U.S. Treasury Escrowed), 4.50%, 10/1/16 (3)	7,335	7,434

Harris County Industrial Development Corp. Revenue Bonds, 0.33%, 6/1/16 (1)	12,900	12,900

Lubbock Independent School District G.O. Unlimited Bonds, Series A, School Building, (Texas Permanent School Fund Program Guaranty Insured), 0.40%, 6/8/16 (1)	2,320	2,320

Port Arthur Navigation District Exempt Facilities Revenue Bonds, Total Petrochemicals USA, (Total S.A. Gtd.), 0.43%, 6/8/16 (1)	4,400	4,400

Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue Bonds, Total Petrochemicals, (Total S.A. Gtd.), 0.43%, 6/8/16 (1)	5,000	5,000

San Antonio Housing Finance Corp. MFH Revenue Bonds, Artisan at San Pedro Apartments, (FHLMC LOC), 0.42%, 6/8/16 (1)	2,400	2,400
		41,359

Utah – 0.2%

Salt Lake City Corp. G.O. Unlimited TRANS, 2.00%, 6/30/16	2,000	2,003

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.1% – continued

Virginia – 2.4%

Alexandria IDA Headquarters Facilities Revenue Bonds, Series B, American Academy - Head & Neck, (Bank of America N.A. LOC), 0.40%, 6/8/16 (1)	$6,310	$6,310

Fairfax County EDA Health Care Facilities Revenue Bonds, Capital Hospice Project, (Branch Banking & Trust Co. LOC), 0.39%, 6/8/16 (1)	3,450	3,450

Hanover County EDA Revenue Refunding Notes, Series D, Bon Secours Health, (U.S. Bank N.A. LOC), 0.38%, 6/8/16 (1)	6,375	6,375

Lynchburg IDA Revenue Refunding Bonds, Series E, Hospital Centra Health, (FHLB of Atlanta LOC), 0.41%, 6/8/16 (1)	200	200

Peninsula Ports Authority Demand Obligations, (U.S. Bank N.A. LOC), 0.20%, 7/1/16	4,000	4,000

Virginia State College Building Authority Educational Facilities Revenue Bonds, University of Richmond Project, 0.39%, 6/8/16 (1)	9,200	9,200
		29,535

Washington – 0.8%

Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds, (U.S. Treasury Escrowed), 5.00%, 6/1/16 (3)	2,000	2,000

Washington State G.O. Unlimited Bonds, Series 2007A, Various Purpose, (U.S. Treasury Escrowed), 5.00%, 7/1/16 (3)	350	351

Washington State Housing Finance Commission Revenue Refunding Bonds, Single Family Program (AMT), 0.41%, 6/8/16 (1)	7,500	7,500
		9,851

Wisconsin – 6.5%

Madison Metropolitan School District TRANS, 2.00%, 9/8/16	16,000	16,072

Milwaukee RANS, Series M-7, 1.50%, 6/30/16	11,000	11,011

PMA Levy & Aid RANS Program, Series C,

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.1% – continued

Wisconsin – 6.5% – continued
2.00%, 9/26/16	$1,800	$1,809

Sun Prairie Development Revenue Bonds, YMCA of Dane County Project, (U.S. Bank N.A. LOC), 0.43%, 6/8/16 (1)	4,920	4,920

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series C, Aurora Healthcare, (Bank of Montreal LOC), 0.35%, 6/1/16 (1)	7,700	7,700

Wisconsin State Health & Educational Facilities Authority Variable Rate Demand Obligations, (JPMorgan Chase Bank N.A. LOC), 0.25%, 6/7/16	40,000	40,000
		81,512

Municipal States Pooled Securities – 1.5%

FHLMC MFH Variable Rate Certificates Revenue Bonds, Series MO27, Class A, 0.43%, 6/8/16 (1)(6)	4,825	4,825

Western Asset Intermediate Municipals Fund, Inc. Demand Preferred, Series 1 (AMT), 0.49%, 6/8/16 (1)(2)	14,000	14,000
		18,825
Total Municipal Investments
(Cost $1,228,227)		1,228,227

Total Investments – 98.1%
(Cost $1,228,227) (7)		$1,228,227

Other Assets less Liabilities – 1.9%		24,070
NET ASSETS – 100.0%		$1,252,297

(1)	Variable rate security. Rate as of May 31, 2016 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.
(3)	Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(4)	Variable rate security. Rate as of May 31, 2016 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(5)	Variable rate security. Rate as of May 31, 2016 is disclosed.
(6)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	The cost for federal income tax purposes was approximately $1,228,227,000.

Percentages shown are based on Net Assets.

At May 31, 2016, the industry sectors for the Portfolio were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Hospital	17.7%
Water & Sewer	10.2
University	9.6
IDB & PCR	8.3
Miscellaneous Revenues	8.1
Industrial	7.9
Housing	6.8
County	5.3
City	5.1
All other sectors less than 5%	21.0

Total	100.0%

At May 31, 2016, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	51.2%
2 - 15 Days	31.3
16 - 30 Days	2.7
31 - 60 Days	2.3
61 - 97 Days	5.8
98 - 180 Days	5.3
181 - 270 Days	0.3
271 - 366 Days	1.1

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	31	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued	MAY 31, 2016 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of May 31, 2016:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Tax-Exempt Portfolio (1)	$–	$1,228,227	$–	$1,228,227

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2015.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT – Alternative Minimum Tax

BANS – Bond Anticipation Notes

EDA – Economic Development Authority

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

Gtd. – Guaranteed

G.O. – General Obligation

IDA – Industrial Development Authority

IDB – Industrial Development Board

IDR – Industrial Development Revenue

LOC – Letter of Credit

MFH – Multifamily Housing

PCR – Pollution Control Revenue

RANS – Revenue Anticipation Notes

SFM – Single Family Mortgage

TANS – Tax Anticipation Notes

TRANS – Tax and Revenue Anticipation Notes

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO	MAY 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 50.5% (1)

Federal Farm Credit Bank – 15.2%

FFCB Discount Notes, 0.39%, 6/29/16	$7,000	$6,998
0.29%, 7/5/16	20,000	19,995
0.40%, 7/11/16	8,000	7,997
0.47%, 7/11/16	8,000	7,996
0.32%, 7/27/16	6,000	5,997
0.41%, 7/27/16	7,000	6,996
0.42%, 8/2/16	13,000	12,991
0.44%, 8/30/16	6,000	5,994
0.37%, 9/1/16	18,000	17,983
0.35%, 9/2/16	11,000	10,990
0.61%, 9/8/16	6,000	5,990
0.63%, 9/20/16	6,000	5,989
0.57%, 9/27/16	8,000	7,985
0.57%, 9/29/16	4,000	3,993
0.63%, 10/4/16	11,000	10,976
0.39%, 10/7/16	8,000	7,989
0.62%, 10/12/16	15,000	14,966
0.59%, 10/13/16	8,000	7,983
0.38%, 10/14/16	35,000	34,951
0.39%, 10/14/16	6,000	5,991
0.38%, 10/18/16	11,000	10,984
0.44%, 10/21/16	10,500	10,482
0.61%, 10/27/16	10,000	9,975
0.45%, 11/1/16	10,500	10,480
0.51%, 11/2/16	7,000	6,985
0.52%, 11/28/16	25,000	24,936
0.53%, 12/14/16	5,000	4,986
0.56%, 12/20/16	9,000	8,972
0.54%, 1/4/17	5,000	4,984
0.54%, 1/6/17	20,000	19,936
0.68%, 1/17/17	15,000	14,936
0.67%, 1/23/17	10,000	9,957
0.56%, 2/1/17	25,000	24,906
0.56%, 2/2/17	5,000	4,981
0.68%, 2/7/17	19,000	18,911
0.57%, 2/10/17	13,000	12,949
0.74%, 2/14/17	10,000	9,948
0.74%, 2/17/17	10,000	9,947
0.69%, 2/22/17	17,000	16,915
0.67%, 2/24/17	25,000	24,877
0.61%, 3/8/17	2,000	1,991
0.61%, 3/10/17	10,000	9,953
0.62%, 3/17/17	5,000	4,975

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 50.5% (1) – continued

Federal Farm Credit Bank – 15.2% – continued
0.61%, 4/11/17	$3,000	$2,984
0.64%, 4/19/17	5,000	4,972
0.64%, 5/9/17	3,000	2,982

FFCB Notes, 0.44%, 6/2/16 (2)	25,000	24,998
0.57%, 6/5/16 (2)	20,000	19,990
0.46%, 6/6/16 (2)	10,000	10,004
0.00%, 6/7/16 (2)	14,000	14,000
0.40%, 6/7/16 (2)	15,000	15,000
0.43%, 6/9/16 (2)	18,000	17,997
0.42%, 6/10/16 (2)	20,000	19,999
0.45%, 6/18/16 (2)	25,000	25,002
0.40%, 6/20/16 (2)	10,000	10,000
0.41%, 6/20/16 (2)	9,000	8,999
0.42%, 6/24/16 (2)	8,000	8,000
0.58%, 6/25/16 (2)	20,000	20,000
0.40%, 6/28/16 (3)	20,000	20,000
0.47%, 6/29/16 (2)	13,000	13,005
0.51%, 6/30/16 (2)	24,000	23,999
		750,647

Federal Home Loan Bank – 23.3%

FHLB Bonds, 0.51%, 9/2/16	26,000	25,998
4.75%, 12/16/16	10,000	10,224
0.54%, 1/9/17	25,000	24,997
0.56%, 1/20/17	27,000	26,998

FHLB Discount Notes, 0.40%, 6/1/16	29,000	29,000
0.29%, 6/3/16	49,000	48,999
0.28%, 6/6/16	23,000	22,999
0.41%, 6/6/16	102,000	101,994
0.51%, 6/13/16	12,000	11,998
0.39%, 6/17/16	100,000	99,983
0.36%, 7/6/16	24,000	23,992
0.28%, 7/7/16	38,000	37,989
0.35%, 7/8/16	22,000	21,992
0.29%, 7/12/16	15,000	14,995
0.52%, 7/27/16	14,000	13,989
0.33%, 8/10/16	50,000	49,968
0.35%, 8/17/16	65,000	64,951
0.46%, 8/24/16	50,000	49,947
0.55%, 1/27/17	42,000	41,848
0.61%, 2/10/17	8,000	7,966
0.59%, 2/24/17	10,000	9,957

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	33	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 50.5% (1) – continued

Federal Home Loan Bank – 23.3% – continued

FHLB Notes, 0.43%, 6/2/16 (2)	$30,000	$30,000
0.38%, 6/17/16 (2)	50,000	50,000
0.43%, 6/21/16 (2)	30,000	30,000
0.44%, 6/21/16 (2)	13,000	12,999
0.39%, 6/23/16 (3)	53,000	53,000
0.39%, 6/24/16 (2)	6,000	6,000
0.42%, 6/27/16 (2)	31,000	31,000
0.44%, 6/27/16 (2)	29,000	29,000
0.47%, 6/27/16 (2)	5,000	5,000
0.50%, 8/7/16 (2)	21,000	20,998
0.50%, 8/10/16 (2)	38,000	37,996
0.49%, 8/13/16 (2)	30,000	29,997
0.49%, 8/17/16 (2)	50,000	49,994
0.50%, 8/25/16 (2)	22,000	22,000
		1,148,768

Federal Home Loan Mortgage Corporation – 8.2%

FHLMC Bond, 0.75%, 3/9/17	25,000	25,000

FHLMC Discount Note, 0.35%, 9/19/16	100,000	99,895

FHLMC Notes, 0.43%, 6/12/16 (2)	89,000	89,015
0.44%, 6/12/16 (2)	45,000	44,997
0.44%, 6/13/16 (2)	20,000	19,999
0.38%, 6/17/16 (2)	40,000	40,000
0.44%, 6/21/16 (2)	50,000	49,999
0.57%, 6/21/16 (2)	24,000	23,997
0.49%, 6/27/16 (2)	12,000	11,998
		404,900

Federal National Mortgage Association – 3.8%

FNMA Bond, 5.00%, 2/13/17	24,000	24,707

FNMA Discount Notes, 0.04%, 6/1/16	50,000	50,000
0.10%, 6/2/16	50,000	50,000

FNMA Notes, 0.45%, 6/8/16 (2)	39,000	38,995
0.46%, 6/26/16 (2)	25,000	24,998
		188,700
Total U.S. Government Agencies
(Cost $2,493,015)		2,493,015

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 11.7%

U.S. Treasury Bills – 3.7%
0.51%, 6/9/16	$65,000	$64,992
0.33%, 6/16/16	78,000	77,989
0.50%, 6/23/16	30,000	29,991
0.67%, 3/2/17	10,000	9,950
		182,922

U.S. Treasury Floating Rate Notes – 1.6%
0.43%, 6/1/16 (2)	10,000	10,000
0.54%, 6/1/16 (2)	10,000	9,998
0.62%, 6/1/16 (2)	57,000	57,034
		77,032

U.S. Treasury Notes – 6.4%
1.00%, 10/31/16	45,000	45,074
0.63%, 11/15/16	29,000	29,003
4.63%, 11/15/16	30,000	30,527
0.50%, 11/30/16	65,000	64,980
0.88%, 11/30/16	23,000	23,030
0.75%, 1/15/17	104,000	104,055
3.00%, 2/28/17	20,000	20,360
		317,029
Total U.S. Government Obligations
(Cost $576,983)		576,983

Investments, at Amortized Cost
($3,069,998)		3,069,998

REPURCHASE AGREEMENTS – 39.1%

Joint Repurchase Agreements – 1.5% (4)(5)

Bank of America Securities LLC, dated 5/31/16, repurchase price $37,120 0.25%, 6/7/16	37,118	37,118

Societe Generale, New York Branch, dated 5/31/16, repurchase price $37,120 0.29%, 6/7/16	37,118	37,118
		74,236

Repurchase Agreements – 37.6% (6)

Bank of America N.A., dated 5/31/16, repurchase price $480,004 0.30%, 6/1/16	480,000	480,000

BNP Paribas S.A., dated 5/31/16, repurchase price $445,004 0.31%, 6/1/16	445,000	445,000

BNP Paribas S.A., dated 5/9/16, repurchase price $175,048 0.32%, 6/9/16	175,000	175,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 39.1% – continued

Repurchase Agreements – 37.6% (6) – continued

Citigroup Global Markets, Inc., dated 5/31/16, repurchase price $3,358 0.31%, 6/1/16	$3,358	$3,358

Credit Suisse Securities, dated 5/31/16, repurchase price $375,022 0.30%, 6/7/16	375,000	375,000

JPMorgan Securities LLC, dated 5/31/16, repurchase price $375,003 0.31%, 6/1/16	375,000	375,000
		1,853,358
Total Repurchase Agreements
(Cost $1,927,594)		1,927,594

Total Investments – 101.3%
(Cost $4,997,592) (7)		4,997,592

Liabilities less Other Assets – (1.3)%		(64,245)
NET ASSETS – 100.0%		$4,933,347

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Variable rate security. Rate as of May 31, 2016 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	Variable rate security. Rate as of May 31, 2016 is disclosed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$30,798	3.13% – 3.75%	8/15/43 – 8/15/44
U.S. Treasury Notes	$44,653	0.13%	4/15/18 – 1/15/22
Total	$75,451

(5)	Interest rates are reset daily and interest is payable monthly.
(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLMC	$695,440	2.25% – 6.03%	12/1/18 – 5/1/46
FNMA	$1,146,232	0.00% – 6.50%	2/1/18 – 5/1/46
GNMA	$66,725	1.75% – 4.00%	8/20/24 – 10/20/45
U.S. Treasury Notes	$562	0.63% – 1.88%	1/31/18 – 11/30/21
Total	$1,908,959

(7)	The cost for federal income tax purposes was approximately $4,997,592,000.

Percentages shown are based on Net Assets.

At May 31, 2016, the maturity analysis for the Portfolio as a percentage of investment was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	30.6%
2 - 15 Days	23.7
16 - 30 Days	14.3
31 - 60 Days	3.5
61 - 97 Days	8.0
98 - 180 Days	7.2
181 - 270 Days	11.0
271 - 366 Days	1.7

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2016:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Portfolio (1)	$–	$4,997,592	$–	$4,997,592

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2015.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	35	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 64.4% (1)

Federal Farm Credit Bank – 23.9%

FFCB Bonds, 0.40%, 8/11/16	$25,000	$24,987
4.88%, 1/17/17	20,576	21,117

FFCB Discount Notes, 0.20%, 6/1/16	100,000	100,000
0.34%, 6/1/16	25,000	25,000
0.27%, 6/9/16	40,000	39,998
0.37%, 6/10/16	24,000	23,998
0.42%, 6/10/16	15,000	14,998
0.38%, 6/15/16	24,000	23,997
0.39%, 6/16/16	43,000	42,993
0.46%, 6/16/16	5,000	4,999
0.26%, 6/22/16	45,000	44,993
0.39%, 6/22/16	24,000	23,995
0.39%, 6/29/16	21,000	20,994
0.46%, 6/29/16	100,000	99,965
0.47%, 7/11/16	28,000	27,986
0.61%, 7/14/16	10,000	9,993
0.41%, 7/27/16	31,000	30,981
0.51%, 7/27/16	50,000	49,961
0.42%, 8/2/16	43,000	42,970
0.32%, 8/5/16	38,000	37,978
0.51%, 8/5/16	21,000	20,981
0.44%, 8/30/16	22,000	21,976
0.35%, 9/2/16	38,000	37,967
0.61%, 9/8/16	22,000	21,964
0.41%, 9/16/16	100,000	99,881
0.63%, 9/20/16	22,000	21,958
0.57%, 9/27/16	32,000	31,941
0.57%, 9/29/16	17,000	16,968
0.63%, 10/4/16	38,000	37,918
0.43%, 10/5/16	100,000	99,853
0.54%, 10/5/16	25,000	24,954
0.38%, 10/7/16	25,000	24,967
0.39%, 10/7/16	28,000	27,962
0.62%, 10/12/16	35,000	34,921
0.59%, 10/13/16	32,000	31,931
0.38%, 10/18/16	38,000	37,946
0.44%, 10/21/16	38,000	37,936
0.76%, 10/26/16	75,000	74,770
0.61%, 10/27/16	44,000	43,892
0.45%, 11/1/16	38,000	37,929
0.51%, 11/2/16	26,000	25,944

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 64.4% (1) – continued

Federal Farm Credit Bank – 23.9% – continued
0.76%, 11/4/16	$100,000	$99,675
0.43%, 11/14/16	75,000	74,855
0.64%, 11/18/16	25,000	24,926
0.65%, 11/18/16	25,000	24,924
0.53%, 12/14/16	21,000	20,940
0.63%, 12/14/16	26,000	25,912
0.56%, 12/20/16	42,000	41,870
0.58%, 12/20/16	24,000	23,923
0.66%, 12/21/16	40,000	39,853
0.54%, 1/4/17	21,000	20,933
0.63%, 1/9/17	65,000	64,752
0.68%, 1/17/17	50,000	49,786
0.55%, 1/18/17	100,000	99,654
0.57%, 1/18/17	10,000	9,964
0.67%, 1/23/17	44,000	43,810
0.56%, 1/25/17	20,000	19,927
0.56%, 1/27/17	10,000	9,963
0.56%, 2/1/17	22,000	21,918
0.56%, 2/2/17	17,000	16,936
0.57%, 2/7/17	25,000	24,902
0.71%, 2/7/17	28,000	27,863
0.57%, 2/10/17	51,000	50,799
0.74%, 2/14/17	43,000	42,775
0.74%, 2/17/17	45,000	44,762
0.61%, 3/8/17	12,000	11,944
0.61%, 3/10/17	38,000	37,821
0.62%, 3/17/17	21,000	20,897
0.61%, 4/11/17	10,000	9,948
0.64%, 4/19/17	21,000	20,882
0.64%, 4/27/17	13,000	12,925
0.64%, 5/9/17	14,000	13,916

FFCB Notes, 0.38%, 6/1/16 (2)	50,000	50,000
0.41%, 6/1/16 (2)	85,000	85,000
0.45%, 6/1/16 (2)	63,000	63,003
0.40%, 6/2/16 (3)	25,000	25,000
0.44%, 6/2/16 (2)	88,000	87,993
0.47%, 6/2/16 (3)	26,000	26,000
0.62%, 6/4/16 (2)	34,000	33,994
0.57%, 6/5/16 (2)	49,000	48,975
0.41%, 6/6/16 (2)	67,000	66,998
0.42%, 6/6/16 (2)	37,500	37,504
0.43%, 6/6/16 (2)	107,000	106,995

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 64.4% (1) – continued

Federal Farm Credit Bank – 23.9% – continued
0.46%, 6/6/16 (2)	$40,000	$40,015
0.57%, 6/6/16 (2)	36,500	36,495
0.00%, 6/7/16 (2)	58,000	58,000
0.40%, 6/7/16 (2)	75,000	75,000
0.61%, 6/8/16 (2)	34,000	33,997
0.43%, 6/9/16 (2)	20,000	19,999
0.42%, 6/10/16 (2)	70,000	69,997
0.59%, 6/13/16 (2)	50,000	49,991
0.38%, 6/14/16 (2)	20,000	20,000
0.44%, 6/14/16 (2)	102,000	102,027
0.45%, 6/14/16 (3)	53,500	53,501
0.41%, 6/15/16 (3)	150,000	150,000
0.48%, 6/15/16 (2)	20,000	20,008
0.44%, 6/17/16 (3)	25,000	25,000
0.44%, 6/19/16 (2)	25,000	25,006
0.40%, 6/20/16 (2)	38,000	38,000
0.41%, 6/20/16 (2)	33,000	32,998
0.46%, 6/20/16 (3)	65,000	65,002
0.47%, 6/20/16 (2)	50,000	49,979
0.43%, 6/21/16 (2)	5,000	4,996
0.43%, 6/22/16 (2)	159,000	158,980
0.47%, 6/22/16 (2)	159,000	158,716
0.41%, 6/23/16 (2)	36,000	35,999
0.42%, 6/23/16 (2)	56,000	56,000
0.41%, 6/24/16 (2)	56,000	55,998
0.42%, 6/24/16 (2)	28,000	27,998
0.47%, 6/27/16 (2)	144,750	144,516
0.40%, 6/28/16 (3)	72,000	72,000
0.47%, 6/29/16 (2)	25,000	25,010
0.51%, 6/30/16 (2)	82,000	81,998
		4,999,105

Federal Home Loan Bank – 40.2%

FHLB Bonds, 0.38%, 8/3/16	45,000	44,997
0.38%, 8/25/16	13,000	12,997
0.51%, 9/2/16	121,000	120,990
4.75%, 12/16/16	68,000	69,519
0.54%, 1/9/17	115,000	114,988
0.56%, 1/20/17	106,000	105,990

FHLB Discount Notes, 0.29%, 6/1/16	258,000	258,000
0.40%, 6/1/16	548,050	548,050
0.29%, 6/3/16	575,000	574,991

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 64.4% (1) – continued

Federal Home Loan Bank – 40.2% – continued
0.39%, 6/8/16	$209,000	$208,984
0.40%, 6/8/16	125,000	124,991
0.39%, 6/10/16	524,000	523,949
0.40%, 6/10/16	75,000	74,993
0.51%, 6/13/16	140,000	139,977
0.39%, 6/15/16	170,000	169,974
0.37%, 6/22/16	25,000	24,995
0.36%, 7/6/16	116,000	115,961
0.35%, 7/8/16	109,000	108,961
0.29%, 7/12/16	75,000	74,975
0.35%, 7/19/16	40,000	39,981
0.30%, 7/27/16	45,000	44,979
0.52%, 7/27/16	50,000	49,960
0.32%, 8/1/16	360,000	359,805
0.33%, 8/5/16	85,000	84,949
0.32%, 8/8/16	75,000	74,955
0.33%, 8/10/16	383,000	382,755
0.34%, 8/12/16	250,000	249,830
0.35%, 8/12/16	50,000	49,966
0.37%, 8/12/16	100,100	100,026
0.33%, 8/15/16	25,000	24,983
0.35%, 8/17/16	255,000	254,809
0.43%, 8/19/16	150,000	149,859
0.46%, 8/24/16	300,000	299,679
0.36%, 9/1/16	94,000	93,916
0.35%, 9/6/16	90,000	89,915
0.45%, 10/12/16	25,000	24,959
0.48%, 10/14/16	25,000	24,955
0.45%, 10/17/16	45,000	44,924
0.45%, 10/25/16	20,000	19,963
0.54%, 11/7/16	60,000	59,857
0.55%, 1/27/17	173,000	172,371
0.61%, 2/10/17	33,000	32,860
0.59%, 2/24/17	43,000	42,814

FHLB Notes, 0.52%, 6/1/16 (2)	289,000	289,000
0.43%, 6/2/16 (2)	60,000	60,000
0.38%, 6/13/16 (2)	195,000	195,000
0.52%, 6/17/16 (2)	35,000	35,000
0.38%, 6/18/16 (2)	215,000	215,000
0.43%, 6/21/16 (2)	36,000	36,000
0.44%, 6/21/16 (2)	47,000	46,997
0.39%, 6/24/16 (2)	24,000	23,999
0.45%, 6/25/16 (2)	170,000	169,994

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	37	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 64.4% (1) – continued

Federal Home Loan Bank – 40.2% – continued
0.53%, 6/26/16 (2)	$50,000	$50,000
0.42%, 6/27/16 (2)	107,000	107,000
0.44%, 6/27/16 (2)	141,500	141,500
0.54%, 6/27/16 (2)	40,000	40,000
0.44%, 6/28/16 (2)	64,000	64,000
0.50%, 8/7/16 (2)	78,000	77,992
0.50%, 8/10/16 (2)	143,000	142,984
0.49%, 8/13/16 (2)	100,000	99,989
0.49%, 8/17/16 (2)	175,000	174,980
0.65%, 8/22/16 (2)	35,000	35,000
0.50%, 8/25/16 (2)	196,000	196,000
0.55%, 8/26/16 (3)	36,500	36,499
		8,428,286

Tennessee Valley Authority – 0.3%

TVA Discount Note, 0.27%, 6/7/16	68,000	67,997
Total U.S. Government Agencies
(Cost $13,495,388)		13,495,388

U.S. GOVERNMENT OBLIGATIONS – 11.2%

U.S. Treasury Bills – 3.8%
0.33%, 6/16/16	544,000	543,925
0.51%, 6/30/16	215,000	214,912
0.67%, 3/2/17	45,000	44,774
		803,611

U.S. Treasury Floating Rate Notes – 1.5%
0.42%, 6/1/16 (2)	42,000	42,000
0.43%, 6/1/16 (2)	90,000	89,967
0.54%, 6/1/16 (2)	45,000	44,994
0.62%, 6/1/16 (2)	141,000	141,091
		318,052

U.S. Treasury Notes – 5.9%
1.00%, 10/31/16	173,000	173,285
0.63%, 11/15/16	111,472	111,482
4.63%, 11/15/16	165,000	167,897
0.50%, 11/30/16	246,000	245,918
0.88%, 11/30/16	100,000	100,131
0.75%, 1/15/17	340,000	340,181

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 11.2% – continued

U.S. Treasury Notes – 5.9% – continued

3.00%, 2/28/17	$93,000	$94,674
		1,233,568
Total U.S. Government Obligations
(Cost $2,355,231)		2,355,231

Investments, at Amortized Cost
(Cost $15,850,619)		15,850,619

REPURCHASE AGREEMENTS – 24.7% (4)

Repurchase Agreements – 24.7%

Bank of America N.A., dated 5/31/16,repurchase price $125,001 0.30%, 6/1/16	125,000	125,000

Bank of America N.A., dated 5/31/16,repurchase price $150,001 0.30%, 6/1/16	150,000	150,000

Bank of America N.A., dated 5/31/16,repurchase price $325,003 0.30%, 6/1/16	325,000	325,000

Bank of America N.A., dated 5/31/16,repurchase price $800,007 0.30%, 6/1/16	800,000	800,000

Bank of America N.A., dated 5/31/16,repurchase price $915,008 0.30%, 6/1/16	915,000	915,000

Bank of Nova Scotia, dated 5/31/16,repurchase price $400,003 0.30%, 6/1/16	400,000	400,000

BNP Paribas S.A., dated 5/31/16,repurchase price $550,005 0.31%, 6/1/16	550,000	550,000

Citigroup Global Markets, Inc., dated 5/31/16, repurchase price $182,866 0.29%, 6/1/16	182,865	182,865

Federal Reserve Bank of New York, dated 5/31/16, repurchase price $500,003 0.25%, 6/1/16	500,000	500,000

HSBC Securities (USA), Inc., dated 5/31/16, repurchase price $350,003 0.29%, 6/1/16	350,000	350,000

Societe Generale, New York Branch, dated 5/31/16, repurchase price $190,002 0.31%, 6/1/16	190,000	190,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	38	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 24.7% (4) – continued

Repurchase Agreements – 24.7% – continued

Societe Generale, New York Branch, dated 5/31/16, repurchase price $700,006 0.30%, 6/1/16	$700,000	$700,000
		5,187,865
Total Repurchase Agreements
(Cost $5,187,865)		5,187,865

Total Investments – 100.3%
(Cost $21,038,484) (5)		21,038,484

Liabilities less Other Assets – (0.3)%		(60,103)
NET ASSETS – 100.0%		$20,978,381

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Variable rate security. Rate as of May 31, 2016 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	Variable rate security. Rate as of May 31, 2016 is disclosed.
(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLB	$15	1.00%	6/21/17
FHLMC	$521,002	1.53% – 6.25%	6/1/22 – 3/1/46
FNMA	$2,871,985	2.09% – 9.50%	3/1/17 – 5/1/46
GNMA	$1,047,328	2.00% – 7.00%	5/15/27 – 5/20/46
U.S. Treasury Bonds	$97,287	0.00% – 4.75%	11/15/28 – 8/15/43
U.S. Treasury Notes	$680,564	0.25% – 4.63%	2/15/17 – 1/15/25
U.S. Treasury Strips	$108,384	0.00%	8/15/17 – 8/15/26
Total	$5,326,565

(5)	The cost for federal income tax purposes was approximately $21,038,484,000.

Percentages shown are based on Net Assets.

At May 31, 2016, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	32.8%
2 - 15 Days	15.9
16 - 30 Days	14.3
31 - 60 Days	2.9
61 - 97 Days	15.5
98 - 180 Days	8.0
181 - 270 Days	9.3
271 - 366 Days	1.3

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurements date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2016:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Select Portfolio (1)	$–	$21,038,484	$–	$21,038,484

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2015.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

TVA – Tennessee Valley Authority

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	39	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6%

Alabama – 0.4%

Dothan Downtown Redevelopment Authority Revenue Bonds, Northside Mall Project, (U.S. Bank N.A. LOC), 0.42%, 6/8/16 (1)	$12,000	$12,000

Mobile Solid Waste Disposal Authority Revenue Bonds, Waste Management/ Chastang Project, (Wells Fargo Bank N.A. LOC), 0.45%, 6/8/16 (1)	4,175	4,175
		16,175

Alaska – 1.9%

Alaska Housing Finance Corp. Revenue Bonds, Series A, Home Mortgage (AMT), 0.53%, 6/1/16 (1)	9,960	9,960

Alaska State Housing Finance Corp. Revenue Bonds, Series A, State Capital Project, (U.S. Treasury Escrowed), 3.50%, 6/1/16 (2)	12,000	12,000

Alaska State Housing Finance Corp. Revenue Bonds, Series C, State Capital Project, 0.39%, 6/8/16 (1)	35,735	35,735

Alaska State Industrial Development & Export Authority Revenue Refunding Bonds, Series A, Greater Fairbanks, (MUFG Union Bank N.A. LOC), 0.39%, 6/8/16 (1)	11,225	11,225

City of Valdez Marine Exxon Revenue Refunding Bonds, Series A, Exxon Pipeline Co. Project, 0.34%, 6/1/16 (1)	12,900	12,900
		81,820

Arizona – 0.4%

Arizona State Health Facilities Authority Revenue Bonds, Series B, Banner Health, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.41%, 6/8/16 (1)	9,000	9,000

Arizona State Health Facilities Authority Revenue Bonds, Series C, Banner Health, (Bank of America N.A. LOC), 0.41%, 6/8/16 (1)	9,000	9,000
		18,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Arkansas – 0.3%

Benton County Public Facilities Board College Parking Revenue Refunding Bonds, Series A, Northwest Arkansas Community, (FHLB of Dallas LOC), 0.40%, 6/8/16 (1)	$5,350	$5,350

Benton County Public Facilities Board MFH Revenue Refunding Bonds, Series A, Bentonville Apartments, (FHLMC LOC), 0.41%, 6/8/16 (1)	7,500	7,500
		12,850

California – 6.4%

Alameda Public Financing Authority Revenue Bonds, Series A, Alameda Point Improvement Project, (MUFG Union Bank N.A. LOC), 0.40%, 6/8/16 (1)	6,900	6,900

California State G.O. Unlimited Bonds, Series A-3, (Bank of Montreal LOC), 0.27%, 6/1/16 (1)	13,700	13,700

California State G.O. Unlimited Bonds, Series B-1, Kindergarten Project, (Citibank N.A. LOC), 0.26%, 6/1/16 (1)	7,900	7,900

California State HFA Home Mortgage Revenue Bonds, Series D-R (AMT), (Royal Bank of Canada LOC), 0.40%, 6/8/16 (1)	10,525	10,525

California State HFA Home Mortgage Revenue Bonds, Series J-R (AMT), (Royal Bank of Canada LOC), 0.40%, 6/8/16 (1)	5,275	5,275

California State HFA Home Mortgage Revenue Bonds, Series M-R (AMT), (Royal Bank of Canada LOC), 0.40%, 6/8/16 (1)	13,770	13,770

California State Pollution Control Financing Authority PCR Refunding Bonds, Series C, Pacific Gas & Electric, (Mizuho Bank Ltd. LOC), 0.35%, 6/1/16 (1)	15,000	15,000

California Statewide Communities Development Authority MFH Revenue Bonds, Encanto Home Apartments, (FHLB of San Francisco LOC), 0.42%, 6/8/16 (1)	10,000	10,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	40	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

California – 6.4% – continued

California Statewide Communities Development Authority MFH Revenue Bonds, Series WW, David Avenue Apartments (AMT), (FHLMC LOC), 0.45%, 6/8/16 (1)	$5,300	$5,300

California Statewide Communities Development Authority Revenue Bonds, Community Hospital of Monterey, (Wells Fargo Bank N.A. LOC), 0.39%, 6/8/16 (1)	7,000	7,000

California Statewide Communities Development Authority Revenue Bonds, Series OO, Imperial Park Apartments (AMT), (FHLMC LOC), 0.45%, 6/8/16 (1)	4,000	4,000

Daly City Housing Development Finance Agency Multifamily Revenue Refunding Bonds, Series A, Serramonte Del Ray, (FNMA LOC), 0.42%, 6/8/16 (1)	8,645	8,645

Fresno MFH Revenue Refunding Bonds, Series A, Heron Pointe Apartments, (FNMA LOC), 0.40%, 6/8/16 (1)	1,755	1,755

Irvine Ranch Water District Special Assessment Bonds, Improvement District Consolidated, Series B, (Bank of America N.A. LOC), 0.27%, 6/1/16 (1)	10,000	10,000

Livermore Refunding Bonds, 2008 Government COPS, (U.S. Bank N.A. LOC), 0.39%, 6/8/16 (1)	4,050	4,050

Los Angeles City G.O. Unlimited TRANS, 2.00%, 6/30/16	35,000	35,047

Los Angeles Department of Water & Power Revenue Bonds, Subseries A-4, 0.28%, 6/8/16	6,500	6,500

Los Angeles Department of Water & Power System Revenue Refunding Bonds, Subseries A-8, 0.28%, 6/1/16 (1)	23,200	23,200

Metropolitan Water District of Southern California Special Revenue Refunding Bonds, Series D, 0.36%, 6/8/16 (1)	7,500	7,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

California – 6.4% – continued

Mission Viejo Community Development Financing Authority Revenue Bonds, Series A, Mall Improvement Project, (MUFG Union Bank N.A. LOC), 0.41%, 6/8/16 (1)	$1,000	$1,000

Nuveen Dividend Advantage Municipal Fund Tax-Exempt Demand Preferred, Series 5, 0.52%, 6/8/16 (1)(3)	12,000	12,000

Oceanside MFH Revenue Bonds, Shadow Way, Non AMT, (FHLMC LOC), 0.42%, 6/8/16 (1)	3,750	3,750

Riverside County G.O. Limited TRANS, 2.00%, 6/30/16	3,000	3,004

Sacramento County MFH Revenue Bonds, Series B, River Pointe Apartments, (FNMA LOC), 0.45%, 6/8/16 (1)	3,000	3,000

San Diego Unified School District G.O. Limited TRANS, Series A, 2.00%, 6/30/16	5,200	5,207

San Francisco City & County Finance Corp. Revenue Refunding Bonds, Series 2008-1, Moscone Center, (State Street Bank & Trust Co. LOC), 0.38%, 6/8/16 (1)	7,335	7,335

San Francisco City & County Redevelopment Agency MFH Revenue Refunding Bonds, Series B-2, Fillmore Center, (FHLMC LOC), 0.45%, 6/8/16 (1)	6,750	6,750

San Jose MFH Revenue Bonds, Series F, Villa Monterey Apartments, (FNMA LOC), 0.45%, 6/8/16 (1)	8,000	8,000

Sunnyvale COPS Revenue Refunding Bonds, Series A, Government Center Site, (MUFG Union Bank N.A. LOC), 0.38%, 6/8/16 (1)	12,220	12,220

Tender Option Bond Trust Receipts/ Certificates Revenue Bonds, Floaters, Series 2015-ZF0261, 0.43%, 6/8/16 (1)(3)	15,000	15,000
		273,333

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	41	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Colorado – 1.9%

Arapahoe County Multifamily Revenue Refunding Bonds, Series 2001, Rent Housing Hunters Run, (FHLMC LOC), 0.42%, 6/8/16 (1)	$400	$400

Colorado Health Facilities Authority Revenue Bonds, Frasier Meadows Manor Project, (JPMorgan Chase Bank N.A. LOC), 0.40%, 6/8/16 (1)	1,370	1,370

Colorado Health Facilities Authority Revenue Bonds, Series 2006-A, Golden West Manor, (U.S. Bank N.A. LOC), 0.44%, 6/8/16 (1)	5,950	5,950

Colorado Springs Utilities Revenue Refunding Bonds, Series C, 0.40%, 6/8/16 (1)	8,400	8,400

Colorado Springs Utilities System Improvement Revenue Bonds, Series A, 0.40%, 6/8/16 (1)	11,415	11,415

Colorado State Education Loan Program TRANS, Series B, 2.00%, 6/29/16	20,000	20,027

Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Bethany Lutheran School Project, (U.S. Bank N.A. LOC), 0.40%, 6/8/16 (1)	6,420	6,420

Colorado State HFA SFM Adjustable Revenue Bonds, Series A-2, Class I (AMT), 0.43%, 6/8/16 (1)	21,420	21,420

Colorado State Housing & Finance Authority Adjustable SFM Revenue Refunding Bonds, Series C-3 (AMT), 0.41%, 6/8/16 (1)	5,145	5,145
		80,547

Connecticut – 0.3%

Connecticut State Development Authority Revenue Refunding Bonds, Bradley Airport Hotel Project, (TD Bank N.A. LOC), 0.43%, 6/8/16 (1)	5,750	5,750

Connecticut State HFA Housing Mortgage Finance Program Revenue Refunding Bonds, Subseries C-3, 0.40%, 6/8/16 (1)	7,500	7,500
		13,250

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

District of Columbia – 1.9%

District of Columbia G.O. Unlimited Bonds, ROCS-RR-II-R-11180WF, (Wells Fargo Bank N.A. LOC), 0.43%, 6/8/16 (1)(3)	$16,535	$16,535

District of Columbia HFA MFH Collateralized Adjustable Revenue Bonds, Metro Village Apartments Project, (U.S. Treasury Escrowed), 0.50%, 8/1/16 (2)	17,800	17,800

District of Columbia Revenue Bonds, Series 2007, DC Preparatory Academy, (Manufacturers & Traders Trust Co. LOC), 0.45%, 6/8/16 (1)	7,890	7,890

District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Sub Lien, Subseries B-2, 0.39%, 6/8/16 (1)	7,000	7,000

Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Subseries A-1, (Royal Bank of Canada LOC), 0.41%, 6/8/16 (1)	25,000	25,000

Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Subseries C-1 (AMT), (Sumitomo Mitsui Banking Corp. LOC), 0.39%, 6/1/16 (1)	7,800	7,800
		82,025

Florida – 3.3%

Florida State Housing Finance Corp. Multifamily Mortgage Revenue Bonds, Series 2008-L, Hudson Ridge Apartments, (FHLB of San Francisco LOC), 0.42%, 6/8/16 (1)	6,755	6,755

Florida State Housing Finance Corp. Multifamily Mortgage Revenue Refunding Bonds, Lee Vista Apartments, (FHLMC LOC), 0.42%, 6/8/16 (1)	15,110	15,110

Florida State Housing Finance Corp. Multifamily Mortgage Revenue Refunding Bonds, Series 2004, Maitland Apartments, (FHLMC LOC), 0.42%, 6/8/16 (1)	16,775	16,775

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	42	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Florida – 3.3% – continued

Florida State Housing Finance Corp. Multifamily Mortgage Revenue Refunding Bonds, Series M-1, Cypress Lake Apartments, (FHLMC LOC), 0.42%, 6/8/16 (1)	$2,800	$2,800

Halifax Hospital Medical Center Revenue Refunding & Improvement Bonds, (JPMorgan Chase Bank N.A. LOC), 0.41%, 6/8/16 (1)	17,960	17,960

JEA Electric System Revenue Bonds, Series Three-B-2, 0.39%, 6/8/16 (1)	11,900	11,900

JEA Electric System Revenue Bonds, Series Three-B-3, 0.39%, 6/8/16 (1)	9,400	9,400

Orange County HFA MFH Adjustable Revenue Bonds, Series B, Lakeside Pointe Apartments, (FNMA LOC), 0.45%, 6/8/16 (1)	6,430	6,430

Orange County MFH Finance Authority, Series B, Marbella Cove, (FHLB of San Francisco LOC), 0.45%, 6/8/16 (1)	4,185	4,185

Palm Beach Revenue Refunding Bonds, Pine Crest Preparatory, (TD Bank N.A. LOC), 0.37%, 6/8/16 (1)	17,355	17,355

RBC Municipal Products, Inc. Trust G.O. Unlimited Bonds, Floater Certificates, Series E-56, (Royal Bank of Canada LOC), 0.50%, 6/2/16 (3)(4)	23,995	23,995

Sunshine State Governmental Financing Commission Revenue Bonds, Series A, Miami Dade County Program, (Bank of New York Mellon LOC), 0.38%, 6/8/16 (1)	9,700	9,700
		142,365

Georgia – 1.5%

Bacon Georgia IDA Adjustable Revenue Bonds, D.L. Lee & Sons, Inc. Project, (Branch Banking & Trust Co. LOC), 0.43%, 6/8/16 (1)	4,405	4,405

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Georgia – 1.5% – continued

Cobb County Housing Authority MFH Revenue Refunding Bonds, Series 1999, Cobb-Six Flags Association, (FHLMC LOC), 0.42%, 6/8/16 (1)	$5,390	$5,390

Cordele Housing Authority Adjustable Revenue Bonds, (U.S. Treasury Escrowed), 0.55%, 6/15/16 (2)	18,650	18,650

DeKalb County MFH Authority Revenue Bonds, Highland Place Apartments Project, (FHLMC LOC), 0.42%, 6/8/16 (1)	11,700	11,700

East Point Housing Authority MFH Revenue Bonds, Robins Creste Apartments Project, (FHLMC LOC), 0.52%, 6/8/16 (1)	6,640	6,640

Monroe County Development Authority PCR Bonds, Series A, Oglethorpe Power Corp., (JPMorgan Chase Bank N.A. LOC), 0.40%, 6/8/16 (1)	5,940	5,940

Richmond County Development Authority MFH Revenue Bonds, Stonegate Club Apartments Project, (FNMA LOC), 0.42%, 6/8/16 (1)	7,815	7,815

Savannah EDA Revenue Bonds, Consolidated Utilities Projects, (Branch Banking & Trust Co. LOC), 0.43%, 6/8/16 (1)	3,590	3,590
		64,130

Idaho – 0.9%

Idaho State G.O. Unlimited TANS, 2.00%, 6/30/16	22,000	22,030

Idaho State Housing & Finance Association MFH Revenue Bonds, Series A, Traditions At Boise Apartments, (FHLMC LOC), 0.40%, 6/8/16 (1)	5,850	5,850

Idaho State Housing & Finance Association Non-profit Facilities Revenue Bonds, Series 2008, College of Idaho Project, (U.S. Bank N.A. LOC), 0.40%, 6/8/16 (1)	9,055	9,055
		36,935

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	43	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Illinois – 7.3%

Aurora Revenue Bonds, Series 2003, Counseling Center of Fox Valley Project, (BMO Harris Bank N.A. LOC), 0.41%, 6/8/16 (1)	$3,210	$3,210

Bridgeview G.O. Unlimited Revenue Refunding Bonds, Series A-2, (BMO Harris Bank N.A. LOC), 0.42%, 6/8/16 (1)	10,000	10,000

Chicago Midway Airport Revenue Refunding Bonds, Second Lien (AMT), (JPMorgan Chase Bank N.A. LOC), 0.47%, 6/8/16 (1)	16,570	16,570

Chicago O’Hare International Airport Special Facility Revenue Bonds, Compagnie Nationale Air France, (Societe Generale S.A. LOC), 0.43%, 6/8/16 (1)	19,000	19,000

City of Aurora MFH Revenue Refunding Bonds, Covey Fox Valley Apartments, (FNMA LOC), 0.42%, 6/8/16 (1)	12,410	12,410

Illinois Finance Authority Revenue Bonds, Series D-1, University of Chicago Medical, (PNC Bank N.A. LOC), 0.36%, 6/1/16 (1)	8,000	8,000

Illinois State Development Finance Authority Revenue Bonds, North Park University Project, (U.S. Bank N.A. LOC), 0.38%, 6/8/16 (1)	21,900	21,900

Illinois State Development Finance Authority Revenue Bonds, Series 1998, American Youth Hostels Project, (BMO Harris Bank N.A. LOC), 0.41%, 6/8/16 (1)	5,475	5,475

Illinois State Development Finance Authority Revenue Bonds, Series B, Evanston Northwestern, 0.35%, 6/1/16 (1)	4,785	4,785

Illinois State Development Finance Authority Revenue Bonds, St. Ignatius College Project, (PNC Bank N.A. LOC), 0.41%, 6/8/16 (1)	6,500	6,500

Illinois State Development Financial Authority Revenue Bonds, Series 2003, Jewish Council Youth Services, (BMO Harris Bank N.A. LOC), 0.41%, 6/8/16 (1)	1,205	1,205

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Illinois – 7.3% – continued

Illinois State Educational Facilities Authority Adjustable Revenue Bonds, Series 2003-B, Augustana College, (BMO Harris Bank N.A. LOC), 0.41%, 6/8/16 (1)	$5,490	$5,490

Illinois State Educational Facilities Authority Revenue Bonds, ACI/Cultural Pooled Financing, (JPMorgan Chase Bank N.A. LOC), 0.40%, 6/8/16 (1)	15,000	15,000

Illinois State Educational Facilities Authority Revenue Bonds, The Adler Planetarium, (PNC Bank N.A. LOC), 0.39%, 6/8/16 (1)	7,500	7,500

Illinois State Finance Authority IDR Bonds, Durex Industries Project, (U.S. Bank N.A. LOC), 0.55%, 6/8/16 (1)	2,550	2,550

Illinois State Finance Authority MFH Revenue Bonds, Series A, Autumn Ridge Apartments, (FHLMC LOC), 0.45%, 6/8/16 (1)	4,335	4,335

Illinois State Finance Authority Multifamily Revenue Bonds, Series 2005, Housing Villagebrook Apartments Project, (FHLMC LOC), 0.45%, 6/8/16 (1)	9,295	9,295

Illinois State Finance Authority Revenue Bonds, Series D, Carle Foundation, (JPMorgan Chase Bank N.A. LOC), 0.41%, 6/8/16 (1)	14,600	14,600

Illinois State Finance Authority Revenue Bonds, Series D-2, University of Chicago Medical, (PNC Bank N.A. LOC), 0.36%, 6/1/16 (1)	8,000	8,000

Illinois State Finance Authority Revenue Bonds, Series E, Carle Foundation, (JPMorgan Chase Bank N.A. LOC), 0.40%, 6/8/16 (1)	23,900	23,900

Illinois State Finance Authority Revenue Bonds, Subseries C3B, Advocate Health, 0.35%, 7/21/16 (2)	5,245	5,245

Illinois State Finance Authority Revenue Bonds, WBEZ Alliance, Inc. Project, (BMO Harris Bank N.A. LOC), 0.40%, 6/8/16 (1)	22,000	22,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	44	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Illinois – 7.3% continued

Illinois State Finance Authority Revenue Refunding Bonds, University of Chicago, 0.40%, 6/8/16 (1)	$20,442	$20,442

Illinois State G.O. Unlimited Revenue Bonds, Series B-4, (State Street Bank & Trust Co. LOC), 0.42%, 6/8/16 (1)	14,600	14,600

Illinois State Health Facilities Finance Authority Revenue Bonds, Riverside Health System, (JPMorgan Chase Bank N.A. LOC), 0.40%, 6/8/16 (1)	4,700	4,700

Illinois State Housing Development Authority MFH Revenue Bonds, Alden Gardens Bloomingdale, (BMO Harris Bank N.A. LOC), 0.41%, 6/8/16 (1)	2,090	2,090

Illinois State Housing Development Finance Authority MFH Revenue Bonds, West Chicago Senior Apartments, (Citibank N.A. LOC), 0.45%, 6/8/16 (1)	6,000	6,000

Illinois State Toll Highway Authority Revenue Bonds, Senior Priority, Series A-2A, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.41%, 6/8/16 (1)	10,600	10,600

Lake County MFH Revenue Bonds, Rosewood Apartment Project, (FHLMC LOC), 0.52%, 6/8/16 (1)	5,780	5,780

Southwestern Development Authority Revenue Bonds, Arizon Co., Inc. Project, (FHLB of Des Moines LOC), 0.51%, 6/8/16 (1)	1,400	1,400

Southwestern Development Authority Solid Waste Disposal Revenue Bonds, Series B, Center Ethanol, (FHLB of Des Moines LOC), 0.45%, 6/8/16 (1)	7,370	7,370

University of Illinois Revenue Bonds, Series 2008, Auxiliary Facilities Systems, 0.42%, 6/8/16 (1)	10,570	10,570
		310,522

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Indiana – 4.6%

Elkhart County Multifamily Revenue Bonds, Series 2008 II-A, Housing Ashton Pines Apartments, (FHLB of Indianapolis LOC), 0.41%, 6/8/16 (1)	$8,000	$8,000

Indiana State Development Finance Authority Revenue Bonds, TTP, Inc. Project, (Bank of America N.A. LOC), 0.56%, 6/8/16 (1)	1,570	1,570

Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series C, Indiana University Health Obligated, (BMO Harris Bank N.A. LOC), 0.39%, 6/8/16 (1)	4,500	4,500

Lawrenceburg PCR Refunding Bonds, Series 2008-H, Indiana Michigan Power Co. Project, (Bank of Nova Scotia LOC), 0.40%, 6/8/16 (1)	6,000	6,000

Posey County Economic Development Revenue Refunding Bonds, (U.S. Treasury Escrowed), 0.35%, 8/2/16 (2)	175,000	175,000
		195,070

Iowa – 1.5%

Iowa Higher Education Loan Authority College Facilities Revenue Bonds, Loras College Project, 0.33%, 6/1/16 (1)	20,450	20,450

Iowa State Finance Authority Economic Development Revenue Bonds, Series 2002, Iowa West Foundation Project, (U.S. Bank N.A. LOC), 0.43%, 6/8/16 (1)	6,100	6,100

Iowa State Finance Authority Revenue Bonds, Wesley Retirement Services, (Bank of America N.A. LOC), 0.41%, 6/8/16 (1)	7,200	7,200

Iowa State Finance Authority SFM Revenue Bonds, Series B, Mortgage-Backed Securities Program, 0.43%, 6/8/16 (1)	13,300	13,300

Iowa State Higher Education Loan Authority Revenue Refunding Bonds, Loras Private College Facilities, (Bank of America N.A. LOC), 0.33%, 6/1/16 (1)	12,420	12,420

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	45	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Iowa – 1.5% continued

Polk County G.O. Unlimited Refunding Bonds, Series A, 2.00%, 6/1/16	$5,115	$5,115
		64,585

Kansas – 1.4%

City of Burlington Environmental Improvement Revenue Refunding Bonds, Series B, Kansas City Power and Lights Co. Project, (Mizuho Bank Ltd. LOC), 0.43%, 6/8/16 (1)	4,700	4,700

Kansas State Development Finance Authority MFH Revenue Bonds, Series B, Boulevard Apartments, (U.S. Bank N.A. LOC), 0.45%, 6/8/16 (1)	6,285	6,285

Kansas State Development Finance Authority MFH Revenue Bonds, Series K, Tree House Apartments, (U.S. Bank N.A. LOC), 0.45%, 6/8/16 (1)	10,000	10,000

Kansas State Development Finance Authority Multifamily Revenue Refunding Bonds, Housing Chesapeake Apartments Project, (FHLMC LOC), 0.42%, 6/8/16 (1)	16,000	16,000

Mission MFH Revenue Refunding Bonds, The Falls Apartments Project, (FNMA LOC), 0.45%, 6/8/16 (1)	8,750	8,750

University of Kansas Hospital Authority Health Facilities Revenue Bonds, KU Health System, (U.S. Bank N.A. LOC), 0.35%, 6/1/16 (1)	14,170	14,170
		59,905

Kentucky – 1.0%

Boone County PCR Revenue Refunding Bonds, Duke Energy, (Sumitomo Mitsui Banking Corp. LOC), 0.39%, 6/8/16 (1)	15,720	15,720

Carroll County Environmental Facilities Revenue Refunding Bonds, Series A-R, Utilities Co. Project (AMT), (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.42%, 6/8/16 (1)	10,000	10,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Kentucky – 1.0% continued

Kentucky State Housing Corp. Conduit Multifamily Mortgage Revenue Bonds, Series A, Overlook Terraces Apartments, (FNMA LOC), 0.42%, 6/8/16 (1)	$10,000	$10,000

Louisville & Jefferson County Metropolitan Government Health System Revenue Bonds, Norton Healthcare, Inc., (PNC Bank N.A. LOC), 0.39%, 6/8/16 (1)	8,000	8,000

Louisville & Jefferson County Regional Airport Authority Revenue Bonds, Series A, UPS Worldwide Forwarding, 0.36%, 6/1/16 (1)	280	280
		44,000

Louisiana – 1.3%

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Go To The Show, (FHLB of Dallas LOC), 0.41%, 6/8/16 (1)	5,305	5,305

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series B, (FHLB of Dallas LOC), 0.41%, 6/8/16 (1)	10,635	10,635

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series B, Nicholls State University, (FHLB of Atlanta LOC), 0.43%, 6/8/16 (1)	12,380	12,380

Louisiana State Public Facilities Authority MFH Revenue Refunding Bonds, Linlake Ventures Project, (FHLMC LOC), 0.41%, 6/8/16 (1)	8,000	8,000

Louisiana State Public Facilities Authority Multifamily Revenue Refunding Bonds, Series 1988, (FNMA LOC), 0.44%, 6/8/16 (1)	8,900	8,900

Port New Orleans Board of Commerce Revenue Refunding Bonds, (FHLB of Dallas LOC), 0.40%, 6/8/16 (1)	8,200	8,200
		53,420

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	46	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Maryland – 1.2%

Maryland State Community Development Administration Department of Housing & Community Development MFH Revenue Bonds, Series G, Kirkwood Housing, (FHLMC LOC), 0.40%, 6/8/16 (1)	$8,000	$8,000

Maryland State Community Development Administration Department of Housing & Community Development Revenue Bonds, Series F, (PNC Bank N.A. LOC), 0.40%, 6/8/16 (1)	9,060	9,060

Maryland State Health & Higher Educational Facilities Authority Adjustable Revenue Bonds, Series D, Pooled Loan Program, (Bank of America N.A. LOC), 0.42%, 6/8/16 (1)	13,800	13,800

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Mercy Ridge, (Manufacturers & Traders Trust Co. LOC), 0.40%, 6/8/16 (1)	19,550	19,550
		50,410

Massachusetts – 1.1%

Massachusetts State Development Finance Agency Housing Revenue Bonds, Cordis Mills LLC, (FNMA LOC), 0.45%, 6/8/16 (1)	9,850	9,850

Massachusetts State Development Finance Agency MFH Revenue Refunding Bonds, Kensington Project, (FNMA LOC), 0.50%, 6/8/16 (1)	13,250	13,250

Massachusetts State G.O. Limited RANS, Series C, 2.00%, 6/22/16	11,000	11,011

Massachusetts State Health & Educational Facilities Authority Adjustable Revenue Bonds, Series K, Baystate Medical Center, (Bank of America N.A. LOC), 0.39%, 6/8/16 (1)	4,500	4,500

Massachusetts State HFA Revenue Bonds, Series A, Princeton Westford Project, (Bank of America N.A. LOC), 0.40%, 6/8/16 (1)	4,670	4,670

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Massachusetts – 1.1% – continued

Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series E, 0.42%, 6/8/16 (1)	$3,000	$3,000
		46,281

Michigan – 2.0%

Michigan State Finance Authority Revenue Refunding Bonds, Series 22A, Student Loan, (State Street Bank & Trust Co. LOC), 0.41%, 6/8/16 (1)	17,900	17,900

Michigan State Housing Development Authority Revenue Bonds, Series B (AMT), 0.42%, 6/8/16 (1)	25,000	25,000

Michigan State Strategic Fund Limited Obligation Revenue Bonds, Kroger Co. Recovery Zone, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.43%, 6/8/16 (1)	19,000	19,000

University of Michigan General Revenue Bonds, Series A, 0.31%, 6/1/16 (1)	21,405	21,405
		83,305

Minnesota – 2.7%

Burnsville MFH Revenue Refunding Bonds, Series A, Berkshire Project, (FNMA LOC), 0.49%, 6/8/16 (1)	650	650

City of Bloomington Housing Senior Revenue Refunding Bonds, Presbyterian Homes, (FHLMC LOC), 0.40%, 6/8/16 (1)	5,585	5,585

City of Rochester Health Care Facilities Revenue Refunding Bonds, Mayo Clinic, 0.40%, 6/8/16 (1)	19,000	19,000

Coon Rapids IDR Revenue Bonds, Kurt Manufacturing Project, (U.S. Bank N.A. LOC), 0.50%, 6/8/16 (1)	3,145	3,145

Crystal MFH Revenue Refunding Bonds, Calibre Chase Project, (FHLMC LOC), 0.45%, 6/8/16 (1)	1,910	1,910

Eagan MFH Revenue Refunding Bonds, Aspenwoods Apartments Project, (FNMA LOC), 0.50%, 6/8/16 (1)	650	650

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	47	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Minnesota – 2.7% – continued

Minnesota State Office of Higher Education Revenue Bonds, Series B, Supplemental Student, (State Street Bank & Trust Co. LOC), 0.41%, 6/8/16 (1)	$17,000	$17,000

Minnesota State Office of Higher Education Revenue Bonds, Supplemental Student, (U.S. Bank N.A. LOC), 0.41%, 6/8/16 (1)	35,000	35,000

Minnesota State School District Capital Equipment Borrowing Program Tax & Aid Anticipation COPS, Series A, Aid Anticipation Certificates of Indebtedness, 2.00%, 9/15/16	13,235	13,301

New Brighton Multifamily Revenue Bonds, Golden Pond Housing Project, (FNMA LOC), 0.51%, 6/8/16 (1)	2,920	2,920

Owatonna Housing Revenue Refunding Bonds, Series 2003-A, Second Century, (FHLB of Des Moines LOC), 0.51%, 6/8/16 (1)	2,455	2,455

Roseville Senior Housing Revenue Refunding Bonds, Series 2009, Eaglecrest Project, (FHLMC LOC), 0.40%, 6/8/16 (1)	13,600	13,600
		115,216

Mississippi – 1.9%

Jackson County Port Facility Adjustable Revenue Refunding Bonds, Chevron USA, Inc. Project, 0.34%, 6/1/16 (1)	7,050	7,050

Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series D, Chevron USA, Inc., 0.35%, 6/1/16 (1)	10,000	10,000

Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue Bonds, Series B, Chevron USA, (Chevron Corp. Gtd.), 0.35%, 6/1/16 (1)	8,150	8,150

Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue Bonds, Series C, Chevron USA, (Chevron Corp. Gtd.), 0.34%, 6/1/16 (1)	6,100	6,100

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Mississippi – 1.9% – continued

Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue Bonds, Series C, Chevron USA, Inc., (Chevron Corp. Gtd.), 0.40%, 6/8/16 (1)	$15,000	$15,000

Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue Bonds, Series F, Chevron USA, (Chevron Corp. Gtd.), 0.35%, 6/1/16 (1)	23,600	23,600

Mississippi State Business Finance Corp. Revenue Bonds, Series A, CPX Gulfport OPAG LLC, (Wells Fargo Bank N.A. LOC), 0.40%, 6/8/16 (1)	8,710	8,710

Mississippi State Business Finance Corp. Revenue Refunding Bonds, Jackson Heart Realty, (FHLB of Dallas LOC), 0.42%, 6/8/16 (1)	4,005	4,005
		82,615

Missouri – 1.0%

Missouri State Development Finance Board Infrastructure Revenue Bonds, Series C, St. Louis Convention Center, (U.S. Bank N.A. LOC), 0.35%, 6/1/16 (1)	3,600	3,600

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series B, Bethesda Health Group, Inc., (Bank of America N.A. LOC), 0.35%, 6/1/16 (1)	17,275	17,275

Springfield IDA Revenue Bonds, ABEC, Inc. Project – Plant Expansion, (U.S. Bank N.A. LOC), 0.47%, 6/8/16 (1)	5,090	5,090

St. Charles County IDA Revenue Refunding Bonds, Country Club Apartments Project, (FNMA LOC), 0.42%, 6/8/16 (1)	4,000	4,000

St. Louis IDA Revenue Bonds, Mid-America Transplant Services Project, (BMO Harris Bank N.A. LOC), 0.35%, 6/1/16 (1)	11,315	11,315
		41,280

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	48	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Nebraska – 1.2%

Nebraska State Investment Finance Authority SFH Revenue Bonds, Series B (AMT), 0.43%, 6/8/16 (1)	$15,000	$15,000
(Nebraska Investment Finance Authority Single Family Program LOC), 0.43%, 6/8/16 (1)	17,095	17,095

Nebraska State Investment Finance Authority SFH Revenue Bonds, Series D (AMT), 0.43%, 6/8/16 (1)	17,200	17,200
		49,295

Nevada – 4.1%

Carson City Hospital Revenue Bonds, Series 2003-B, Carson Tahoe Regional Medical Center, (U.S. Bank N.A. LOC), 0.39%, 6/8/16 (1)	4,535	4,535

Carson City Hospital Revenue Bonds, Series 2003-B, Carson-Tahoe Hospital Project, (U.S. Bank N.A. LOC), 0.39%, 6/8/16 (1)	12,300	12,300

Clark County Airport G.O. Limited Revenue Refunding Bonds, Sub Lien, Series A (AMT), 0.41%, 6/8/16 (1)	14,370	14,370

Clark County Department of Aviation Airport Revenue Bonds, Sub Lien, Series C-2 (AMT), (State Street Bank & Trust Co. LOC), 0.42%, 6/8/16 (1)	16,950	16,950

Clark County Department of Aviation Airport Revenue Bonds, Sub Lien, Series D-2B, (Royal Bank of Canada LOC), 0.39%, 6/8/16 (1)	26,000	26,000

Clark County IDR Revenue Bonds, Series A, Southwest Gas Corp., (Bank of America N.A. LOC), 0.45%, 6/8/16 (1)	11,500	11,500

Las Vegas Valley Water District Municipal Interest Bearing CP, 0.43%, 6/3/16	38,000	38,000

Nevada State Housing Division Multi-Unit Housing Revenue Bonds, Series A, Studio 3 Project, (Wells Fargo Bank N.A. LOC), 0.55%, 6/8/16 (1)	5,670	5,670

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Nevada – 4.1% – continued

Nevada State Housing Division Multi-Unit Housing Revenue Bonds, Sonoma Palms, (FNMA LOC), 0.45%, 6/8/16 (1)	$16,300	$16,300

Nevada State Housing Division Multi-Unit Housing Revenue Bonds, Southwest Village, (FNMA LOC), 0.45%, 6/8/16 (1)	17,000	17,000

Nevada State Housing Revenue Bonds, Vista Creek Apartments, (FHLB LOC), 0.50%, 6/8/16 (1)	11,415	11,415
		174,040

New Hampshire – 0.3%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series A2, University System of New Hampshire, 0.35%, 6/1/16 (1)	12,935	12,935

New Jersey – 0.5%

Hudson County Improvement Authority Revenue Bonds, Essential Purpose Pooled Governmental Loan Program, (TD Bank N.A. LOC), 0.40%, 6/8/16 (1)	5,000	5,000

New Jersey State Housing & Mortgage Finance Agency Multifamily Revenue Refunding Bonds, Series G (AMT), (Bank of America N.A. LOC), 0.45%, 6/8/16 (1)	3,900	3,900

Nuveen New Jersey Dividend Advantage Municipal Fund, 0.51%, 6/8/16 (1)(3)	10,300	10,300
		19,200

New Mexico – 0.3%

New Mexico State Finance Authority Transportation Adjustable Revenue Refunding Bonds, Sub Lien, Subseries A-1, (State Street Bank & Trust Co. LOC), 0.39%, 6/8/16 (1)	5,175	5,175

New Mexico State Mortgage Finance Authority MFH Revenue Bonds, Series A, Villas San Ignacio, (FHLMC LOC), 0.41%, 6/8/16 (1)	8,000	8,000
		13,175

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	49	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

New York – 13.7%

City of New York Adjustable G.O. Unlimited Bonds, Series I, Subseries I-5, 0.35%, 6/1/16 (1)	$20,600	$20,600

City of New York G.O. Unlimited Bonds, Subseries D-4, (New York LOC), 0.34%, 6/1/16 (1)	13,420	13,420

City of New York G.O. Unlimited Bonds, Subseries I-6, 0.35%, 6/1/16 (1)	45,715	45,715

City of New York G.O. Unlimited Revenue Bonds, Subseries H-4, (Bank of New York Mellon LOC), 0.35%, 6/1/16 (1)	6,000	6,000

Housing Development Corp. MFH Revenue Bonds, Series C, 0.32%, 7/1/16 (2)	36,830	36,830

Metropolitan Transportation Authority Dedicated Tax Fund Revenue BANS, Series A-1, 0.75%, 6/1/16	28,000	28,000

Metropolitan Transportation Authority Revenue BANS, Subseries B1-F, 0.50%, 8/1/16	10,000	10,001

Metropolitan Transportation Authority Revenue Bonds, Subseries E-2, (Royal Bank of Canada LOC), 0.38%, 6/8/16 (1)	10,000	10,000

Nassau Health Care Corp. Revenue Bonds, Subseries D-2, Nassau County Gtd., (JPMorgan Chase Bank N.A. LOC), 0.41%, 6/8/16 (1)	10,500	10,500

New York City Housing Development Corp. MFH Mortgage Adjustable Revenue Bonds, Series A, Granville Payne Apartments, (Citibank N.A. LOC), 0.44%, 6/8/16 (1)	5,560	5,560

New York City Housing Development Corp. MFH Mortgage Revenue Bonds, Series A, 1405 Fifth Avenue Apartments, (Citibank N.A. LOC), 0.44%, 6/8/16 (1)	4,690	4,690

New York City Housing Development Corp. MFH Mortgage Revenue Bonds, Series A, 550 East 170th Street Apartments, (Citibank N.A. LOC), 0.44%, 6/8/16 (1)	5,500	5,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

New York – 13.7% – continued

New York City Housing Development Corp. MFH Mortgage Revenue Bonds, Series A, Susan’s Court, (Citibank N.A. LOC), 0.41%, 6/8/16 (1)	$24,000	$24,000

New York City Housing Development Corp. Multifamily Mortgage Revenue Bonds, Series A, West 26th Street, (FHLMC LOC), 0.40%, 6/8/16 (1)	13,500	13,500

New York City IDA Civic Facility Revenue Bonds, Sephardic Community Youth Center, (Manufacturers & Traders Trust Co. LOC), 0.45%, 6/8/16 (1)	2,120	2,120

New York City IDA Civic Facility Revenue Bonds, Series 2007, Ateret Torah Center Project, (Wells Fargo Bank N.A. LOC), 0.40%, 6/8/16 (1)	10,830	10,830

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Fiscal 2012, Subseries B-3, 0.35%, 6/1/16 (1)	5,000	5,000

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Subseries A-1, 0.36%, 6/1/16 (1)	11,020	11,020

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Subseries B-2, 0.39%, 6/8/16 (1)	20,240	20,240

New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Adjustable Revenue Bonds, Series AA2, 0.37%, 6/1/16 (1)	7,510	7,510

New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Adjustable Revenue Bonds, Series AA4, 0.35%, 6/1/16 (1)	10,000	10,000

New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Bonds, Series D3, 0.35%, 6/1/16 (1)	13,200	13,200

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	50	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

New York – 13.7% – continued

New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Refunding Bonds, Series A-3, 0.35%, 6/1/16 (1)	$31,335	$31,335

New York City Water Municipal Finance Authority Water & Sewer System Second General Resolution Adjustable Revenue Bonds, Fiscal 2016, Series AA, 0.38%, 6/1/16 (1)	14,000	14,000

New York City Water Municipal Finance Authority Water & Sewer System Second General Resolution Adjustable Revenue Bonds, Fiscal 2016, Series AA-2, 0.36%, 6/1/16 (1)	14,250	14,250

New York G.O. Unlimited Adjustable Bonds, Subseries A-4, (Bank of Montreal LOC), 0.38%, 6/8/16 (1)	14,000	14,000

New York G.O. Unlimited Bonds, Fiscal 2008, Subseries J-5, 0.38%, 6/1/16 (1)	13,700	13,700

New York G.O. Unlimited Bonds, Fiscal 2015, Subseries F-7, (Royal Bank of Canada LOC), 0.35%, 6/1/16 (1)	13,000	13,000

New York G.O. Unlimited Bonds, Series A-5, (Royal Bank of Canada LOC), 0.35%, 6/1/16 (1)	5,700	5,700

New York G.O. Unlimited Bonds, Subseries I-8, 0.35%, 6/1/16 (1)	27,530	27,530

New York State HFA Revenue Bonds, Series A, BAM South Housing, (JPMorgan Chase Bank N.A. LOC), 0.40%, 6/8/16 (1)	15,250	15,250

New York State HFA Revenue Bonds, Series A, East 39th Street Housing, (FNMA LOC), 0.43%, 6/8/16 (1)	42,700	42,700

New York State HFA Revenue Bonds, Series A, Riverside Center 2, (Bank of America N.A. LOC), 0.43%, 6/8/16 (1)	3,000	3,000

New York State HFA Revenue Bonds, Series A, Riverside Center, (Bank of America N.A. LOC), 0.43%, 6/8/16 (1)	16,500	16,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

New York – 13.7% continued

New York State HFA Revenue Bonds, Series A-1, Riverside Center 2 Housing, (Bank of America N.A. LOC), 0.43%, 6/8/16 (1)	$11,400	$11,400

New York State HFA Revenue Bonds, Series A2, Riverside Center 2, (Bank of America N.A. LOC), 0.43%, 6/8/16 (1)	2,100	2,100

New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 150 (AMT), 0.40%, 6/1/16 (1)	25,100	25,100

Triborough Bridge & Tunnel Authority New York Revenue Bonds, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.41%, 6/8/16 (1)	12,500	12,500

Warren & Washington Counties IDA Civic Facility Revenue Bonds, Series 2000, Glen At Highland Meadows Project, (Manufacturers & Traders Trust Co. LOC), 0.40%, 6/8/16 (1)	9,075	9,075
		585,376

North Carolina – 1.4%

Cleveland County Industrial Facilities Pollution Control Financing Authority Revenue Bonds, Cleveland County Family YMCA, (Branch Banking & Trust Co. LOC), 0.38%, 6/8/16 (1)	8,860	8,860

Forsyth County Industrial Facilities & Pollution Control Financing Authority Revenue Bonds, Recreation Facilities-YMCA Winston, (Branch Banking & Trust Co. LOC), 0.38%, 6/8/16 (1)	10,360	10,360

Greensboro G.O. Unlimited Street Improvement Revenue Bonds, 0.41%, 6/8/16 (1)	10,000	10,000

Guilford County G.O. Unlimited Bonds, Series B, 0.39%, 6/8/16 (1)	200	200

North Carolina Medical Care Commission Health Care Facilities Revenue Bonds, Series 1998, Lutheran Services For Aging, (Branch Banking & Trust Co. LOC), 0.39%, 6/8/16 (1)	5,970	5,970

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	51	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

North Carolina – 1.4% – continued

North Carolina State Medical Care Commission Hospital Revenue Bonds, J. Arthur Dosher Memorial Hospital, (Branch Banking & Trust Co. LOC), 0.40%, 6/8/16 (1)	$745	$745

North Carolina State Medical Care Commission Hospital Revenue Bonds, Moses Cone Health System, Series B, 0.35%, 6/1/16 (1)	16,165	16,165

Yancey County Industrial Facilities & Pollution Control Finance Authority IDR Revenue Bonds, Altec Industries, Inc. Project, (Branch Banking & Trust Co. LOC), 0.43%, 6/8/16 (1)	8,500	8,500
		60,800

Ohio – 2.0%

Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue Bonds, Series D-R, Museum of Art Project, 0.40%, 6/8/16 (1)	7,000	7,000

Columbus Regional Airport Authority Development Revenue Bonds, Series A, Flight Safety International, Inc. Project (AMT), (Berkshire Hathaway, Inc. Gtd.), 0.39%, 6/8/16 (1)	24,230	24,230

County of Hamilton Hospital Facilities Revenue Bonds, Children’s Hospital Medical Center, (U.S. Bank N.A. LOC), 0.39%, 6/8/16 (1)	16,815	16,815

Franklin County Health Care Facilities Revenue Bonds, Series A, Ohio Presbyterian, (PNC Bank N.A. LOC), 0.41%, 6/8/16 (1)	1,250	1,250

Grove City MFH Mortgage Revenue Bonds, Regency Arms Apartments, (FNMA LOC), 0.45%, 6/8/16 (1)	8,875	8,875

Hamilton Electric System Revenue Refunding Notes, (Ohio Market Access Program Gtd.), 0.43%, 9/27/16	7,000	7,000

Ohio State G.O. Unlimited Bonds, Series B, Common Schools, 0.39%, 6/8/16 (1)	8,300	8,300

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Ohio – 2.0% – continued

Ohio State Higher Educational Facility Commission Revenue Bonds, Antioch University, (PNC Bank N.A. LOC), 0.40%, 6/8/16 (1)	$8,810	$8,810

Ross County Adjustable Revenue Bonds, Adena Health System, (PNC Bank N.A. LOC), 0.40%, 6/8/16 (1)	3,700	3,700
		85,980

Oregon – 2.1%

Clackamas County Hospital Facility Authority Revenue Bonds, Series 2008-A, Legacy Health Systems, (U.S. Bank N.A. LOC), 0.38%, 6/8/16 (1)	15,000	15,000

Oregon State Economic Development Revenue Bonds, Series 176, Cascade Steel, (Wells Fargo Bank N.A. LOC), 0.45%, 6/8/16 (1)	5,100	5,100

Oregon State G.O. Limited TANS, Series A, 2.00%, 9/15/16	35,000	35,178

Oregon State Health & Science University Revenue Bonds, Series B-3, (MUFG Union Bank N.A. LOC), 0.35%, 6/1/16 (1)	10,000	10,000

Oregon State Housing & Community Services Department Mortgage Revenue Bonds, Series C, SFM Program (AMT), 0.43%, 6/8/16 (1)	13,500	13,500

Port of Portland Apartment Revenue Refunding Bonds, Series 18A, Portland International Airport, (U.S. Bank N.A. LOC), 0.43%, 6/8/16 (1)	5,840	5,840

Salem Hospital Facility Authority Revenue Bonds, Series 2008-B, Salem Hospital Project, (U.S. Bank N.A. LOC), 0.40%, 6/8/16 (1)	6,000	6,000
		90,618

Pennsylvania – 3.0%

Allegheny County IDA Health Care Revenue Bonds, Series B, Vincentian Collaborative, (PNC Bank N.A. LOC), 0.41%, 6/8/16 (1)	4,725	4,725

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	52	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Pennsylvania – 3.0% – continued

Allegheny County IDA Revenue Bonds, Education Center Watson, (PNC Bank N.A. LOC), 0.41%, 6/8/16 (1)	$6,000	$6,000

Bucks County IDA Hospital Revenue Bonds, Series B, Grand View Hospital, (PNC Bank N.A. LOC), 0.40%, 6/8/16 (1)	9,800	9,800

Butler County IDA Revenue Bonds, Series A, Concordia Lutheran, (JPMorgan Chase Bank N.A. LOC), 0.38%, 6/8/16 (1)	3,500	3,500

Butler County IDA Revenue Refunding Bonds, Series A, Concordia Lutheran, (JPMorgan Chase Bank N.A. LOC), 0.38%, 6/8/16 (1)	5,340	5,340

City of Philadelphia G.O. Unlimited TRANS, Series A, 2.00%, 6/30/16	9,000	9,012

City of Philadelphia Municipal Interest Bearing CP, (Wells Fargo Bank N.A. LOC), 0.60%, 8/10/16	6,000	6,000

Lancaster County Hospital Authority Senior Living Facilities Revenue Bonds, Series 2000, Quarryville Presbyterian, (Manufacturers & Traders Trust Co. LOC), 0.41%, 6/8/16 (1)	10,945	10,945

Lancaster IDA Revenue Bonds, Mennonite Home Project, (Manufacturers & Traders Trust Co. LOC), 0.45%, 6/8/16 (1)	16,560	16,560

Lower Merion School District G.O. Limited Bonds, Series A-1, Capital Project, (U.S. Bank N.A. LOC), 0.39%, 6/8/16 (1)	4,300	4,300

Montgomery County Redevelopment Authority MFH Adjustable Revenue Bonds, Series A, Brookside Manor Apartments Project, (FHLMC LOC), 0.42%, 6/8/16 (1)	9,170	9,170

Nuveen Investment Quality Municipal Fund Tax-Exempt Preferred, Series 2, 0.52%, 6/8/16 (1)	17,000	17,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Pennsylvania – 3.0% – continued

Pennsylvania State HFA MFH Special Limited Obligation Revenue Bonds, Foxwood, (FHLMC LOC), 0.41%, 6/8/16 (1)	$5,900	$5,900

RBC Municipal Products, Inc. Trust Revenue Bonds, Floater Certificates, Series C-14, (Royal Bank of Canada LOC), 0.41%, 6/8/16 (1)(3)	7,700	7,700

University of Pittsburgh of the Commonwealth System of Higher Education Panthers-Pitt Asset Revenue Notes, 2.00%, 8/2/16	10,000	10,029

West Cornwall Township Municipal Authority Revenue Bonds, Series 2006, Senior Living Facility Lebanon Valley, (PNC Bank N.A. LOC), 0.40%, 6/8/16 (1)	2,880	2,880
		128,861

South Carolina – 0.2%

City of Columbia Waterworks & Sewer System Revenue Bonds, (Sumitomo Mitsui Banking Corp. LOC), 0.40%, 6/8/16	10,000	10,000

South Dakota – 0.1%

South Dakota State Health & Educational Facilities Authority Revenue Bonds, Series 2004-B, Sioux Valley Hospitals & Health, (U.S. Bank N.A. LOC), 0.40%, 6/8/16 (1)	5,910	5,910

Tennessee – 1.3%

Blount County Public Building Authority Revenue Bonds, Series C-1-A, Local Government Public Improvement, (Knox County Gtd.), 0.38%, 6/8/16 (1)	4,925	4,925

Blount County Public Building Authority Revenue Bonds, Series C-3-A, Local Government Public Improvement, (Knox County Gtd.), 0.38%, 6/8/16 (1)	6,100	6,100

Knox County Health & Educational Facilities Board Revenue Bonds, Johnson Bible College Project, 0.40%, 6/8/16 (1)	5,970	5,970

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	53	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Tennessee – 1.3% – continued

Metropolitan Government Nashville & Davidson County IDB MFH Revenue Bonds, Arbor Crest LP, (FNMA LOC), 0.42%, 6/8/16 (1)	$12,750	$12,750

Sevier County Health Educational & Housing Facilities Board MFH Revenue Bonds, Hallmark Rural Housing Portfolio, (U.S. Treasury Escrowed), 0.50%, 9/1/16 (2)	23,736	23,736
		53,481

Texas – 9.2%

Austin Water & Wastewater System Revenue Refunding Bonds, (Citibank N.A. LOC), 0.41%, 6/8/16 (1)	4,765	4,765

Bexar County HFA Revenue Refunding Bonds, Altamonte Apartments Project, (FNMA LOC), 0.44%, 6/8/16 (1)	3,500	3,500

Bexar County Housing Finance Corp. MFH Revenue Bonds, AMHA LLC Project, (FNMA LOC), 0.41%, 6/8/16 (1)	4,505	4,505

Bexar County Housing Finance Corp. MFH Revenue Bonds, Series 2005-A, Summit Hills Apartments Project, (FHLMC LOC), 0.49%, 6/8/16 (1)	3,500	3,500

Bexar County Housing Finance Corp. MFH Revenue Refunding Bonds, Palisades Park Apartments Project, (FHLMC LOC), 0.48%, 6/8/16 (1)	3,880	3,880

Brazos Harbor Industrial Development Corp. Revenue Bonds, BASF Corp. Project, 0.50%, 6/8/16 (1)	25,000	25,000

Brazos Harbor Industrial Development Corp. Revenue Refunding Bonds, Series 2001, BASF Corp. Project, 0.44%, 6/8/16 (1)	12,200	12,200

Brazos River Harbor Revenue Bonds, BASF Corp. Project, 0.50%, 6/8/16 (1)	19,500	19,500

Clipper Tax-Exempt Certificate Trust Adjustable Revenue Bonds, Series 2009-56 Participation, Non AMT, 0.43%, 6/8/16 (1)(3)	16,120	16,120

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Texas – 9.2% – continued

Gulf Coast Waste Disposal Authority Adjustable Revenue Bonds, Exxon Mobil Project, 0.35%, 6/1/16 (1)	$22,150	$22,150

Gulf Coast Waste Disposal Authority Adjustable Revenue Refunding Bonds, Exxon Mobil Project, 0.34%, 6/1/16 (1)	15,200	15,200

Gulf Coast Waste Disposal Authority Revenue Bonds, Series A, Exxon Mobil Project, 0.37%, 6/1/16 (1)	16,240	16,240

Harris County G.O. Unlimited Refunding Bonds, Series B, (U.S. Treasury Escrowed), 5.00%, 10/1/16 (2)	15,835	16,076

Houston Airport System Municipal Interest Bearing CP, (Royal Bank of Canada LOC), 0.47%, 6/16/16	19,500	19,500

Lower Neches Valley Authority Industrial Development Corp. Adjustable Revenue Bonds, Mobil Oil Refining Corp. Project, 0.35%, 6/1/16 (1)	15,500	15,500

Lower Neches Valley Authority Industrial Development Corp. Revenue Bonds, Exxonmobil, (Exxon Mobil Corp. Gtd.), 0.32%, 6/1/16 (1)	30,355	30,355

Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding Bonds, Subseries B-2, (Exxon Mobil Corp. Gtd.), 0.37%, 6/1/16 (1)	32,780	32,780

Lubbock Independent School District G.O. Unlimited Bonds, Series A, School Building, (Texas Permanent School Fund Program Guaranty Insured), 0.40%, 6/8/16 (1)	6,645	6,645

Mansfield Industrial Development Corp. Revenue Bonds, Aces-Pier 1 Imports, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.44%, 6/8/16 (1)	9,500	9,500

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	54	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Texas – 9.2% – continued

Mesquite Independent School District G.O. Unlimited Bonds, Series A, School Building, (Texas Permanent School Fund Program Guaranty Insured), 0.40%, 6/8/16 (1)	$5,485	$5,485

Northwest Independent School District G.O. Unlimited Bonds, (Texas Permanent School Fund Program Guaranty Insured), 0.40%, 6/8/16 (1)	500	500

Panhandle Regional HFA Revenue Bonds, Series 2008, Jason Ave Residential Apartments, (FHLMC LOC), 0.42%, 6/8/16 (1)	7,000	7,000

Port Arthur Navigation District Exempt Facilities Revenue Bonds, Total Petrochemicals USA, (Total S.A. Gtd.), 0.43%, 6/8/16 (1)	7,700	7,700

Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue Bonds, Total Petrochemicals, (Total S.A. Gtd.), 0.43%, 6/8/16 (1)	20,000	20,000

Port Arthur Navigation District Multi-Mode Revenue Bonds, Series B, ATOFINA, (Total S.A. Gtd.), 0.45%, 6/8/16 (1)	10,000	10,000

Southeast Texas State Housing Finance Revenue Bonds, Mansions at Moses Lake Apartment, (FHLMC LOC), 0.45%, 6/8/16 (1)	5,000	5,000

Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding Bonds, Series C-1, Christus Health, (Sumitomo Mitsui Banking Corp. LOC), 0.42%, 6/8/16 (1)	8,285	8,285

Tarrant County Housing Financial Corp. MFH Revenue Bonds, Series 2003, Housing Gateway Apartments, (FNMA LOC), 0.41%, 6/8/16 (1)	1,690	1,690

Texas State Department of Housing & Community Affairs MFH Revenue Bonds, Series A-1, Timber Point Apartments, (FHLMC LOC), 0.45%, 6/8/16 (1)	5,530	5,530

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Texas – 9.2% – continued

Texas State Department of Housing & Community Affairs MFH Revenue Bonds, Tower Ridge Apartments, (FNMA LOC), 0.52%, 6/8/16 (1)	$15,000	$15,000

Texas State Department of Housing & Community Affairs Mortgage Revenue Bonds, Series D (AMT), (FNMA LOC), 0.45%, 6/8/16 (1)	5,000	5,000

Texas State Refunding G.O. Unlimited Bonds, Veterans Housing Assistance Fund, 0.40%, 6/8/16 (1)	8,945	8,945

University of Houston Revenue Bonds, 0.40%, 6/8/16 (1)	2,070	2,070

University of Texas Revenue Refunding Bonds, Series B, Financing System, 0.38%, 6/8/16 (1)	14,900	14,900
		394,021

Utah – 0.3%

Utah State Housing Corp. MFH Revenue Bonds, Series A, Timbergate, (FHLMC LOC), 0.45%, 6/8/16 (1)	3,125	3,125

Utah State Housing Corp. SFM Finance Agency Revenue Bonds, Series C-1 (AMT), 0.43%, 6/8/16 (1)	2,510	2,510

Utah State Housing Corp. SFM Revenue Bonds, Series A-1, Class I (AMT), 0.43%, 6/8/16 (1)	4,305	4,305

Utah State Housing Corp. SFM Revenue Bonds, Series F-1, Class I (AMT), 0.43%, 6/8/16 (1)	4,045	4,045
		13,985

Virginia – 0.4%

Lynchburg IDA Revenue Bonds, Series B, Hospital Central Health, (Branch Banking & Trust Co. LOC), 0.37%, 6/8/16 (1)	3,535	3,535

Norfolk EDA Revenue Refunding Bonds, Sentara Healthcare, 0.39%, 6/8/16 (1)	11,415	11,415

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	55	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Virginia – 0.4% – continued

Virginia State College Building Authority Educational Facilities Revenue Bonds, University of Richmond Project, 0.39%, 6/8/16 (1)	$2,200	$2,200
		17,150

Washington – 1.2%

Washington State Housing Finance Commission MFH Revenue Bonds, Series A, Alderwood Court Apartments, (FHLMC LOC), 0.45%, 6/8/16 (1)	5,350	5,350

Washington State Housing Finance Commission MFH Revenue Bonds, Series A, Country Club Apartments, (U.S. Bank N.A. LOC), 0.38%, 6/1/16 (1)	9,690	9,690

Washington State Housing Finance Commission MFH Revenue Bonds, Series A, Pacific Inn Apartments Project, (U.S. Bank N.A. LOC), 0.45%, 6/8/16 (1)	3,230	3,230

Washington State Housing Finance Commission Revenue Bonds, CAC Portfolio Projects, (U.S. Treasury Escrowed), 0.50%, 10/1/16 (2)	6,450	6,450

Washington State Housing Finance Commission Revenue Bonds, Hopesource Portfolio Projects, (U.S. Treasury Escrowed), 0.65%, 4/1/17 (2)	7,390	7,390

Washington State Housing Finance Commission Revenue Bonds, Reserve at Renton Apartments Project, (FHLB LOC), 0.42%, 6/8/16 (1)	8,000	8,000

Washington State Housing Finance Commission Revenue Bonds, Reserve at SeaTac Apartments Project, (FHLB of San Francisco LOC), 0.42%, 6/8/16 (1)	5,500	5,500

Washington State Housing Finance Commission Revenue Bonds, Series A, Whisperwood Apartments Project, (FNMA LOC), 0.45%, 6/8/16 (1)	4,650	4,650
		50,260
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

West Virginia – 0.5%

West Virginia State Hospital Finance Authority Revenue Bonds, Series A, Charleston Area Medical Center, (Branch Banking & Trust Co. LOC), 0.43%, 6/8/16 (1)	$6,310	$6,310

West Virginia State Hospital Finance Authority Revenue Refunding and Improvement Revenue Bonds, Series B, Cabell Hospital, (Branch Banking & Trust Co. LOC), 0.38%, 6/8/16 (1)	15,710	15,710
		22,020

Wisconsin – 1.6%

Milwaukee Redevelopment Authority Lease Revenue Bonds, University of Wisconsin- Kenilworth Project, (U.S. Bank N.A. LOC), 0.43%, 6/8/16 (1)	860	860

Milwaukee Revenue RANS, Series M7, 2.00%, 6/30/16	30,000	30,042

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2003, Mequon Jewish Project, (JPMorgan Chase Bank N.A. LOC), 0.44%, 6/8/16 (1)	3,480	3,480

Wisconsin State Health & Educational Facilities Authority, (Bank of Montreal LOC), 0.40%, 6/8/16 (1)	8,385	8,385

Wisconsin State Housing & EDA Revenue Bonds, Series B, 0.45%, 6/8/16 (1)	5,200	5,200

Wisconsin State Housing & EDA Revenue Bonds, Series C, 0.41%, 6/8/16 (1)	9,500	9,500

Wisconsin State Housing & EDA Revenue Bonds, Series C, Non AMT, 0.41%, 6/8/16 (1)	5,500	5,500

Wisconsin State Housing & EDA Revenue Bonds, Series D, 0.44%, 6/8/16 (1)	7,430	7,430
		70,397

Wyoming – 0.7%

Lincoln County PCR Revenue Refunding Bonds, Exxon Mobil Project (AMT), 0.34%, 6/1/16 (1)	11,600	11,600

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	56	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Wyoming – 0.7% – continued

Sublette County PCR Revenue Refunding Bonds, Exxon Mobil Project (AMT), 0.35%, 6/1/16 (1)	$18,000	$18,000
		29,600

Municipal States Pooled Securities – 8.3%

FHLMC Multifamily Variable Rate Certificates Revenue Bonds, Series M015, Class A, (FHLMC LOC), 0.44%, 6/8/16 (1)(5)	60,995	60,995

FHLMC Multifamily Variable Rate Certificates Revenue Bonds, Series M017, Class A, (FHLMC LOC), 0.43%, 6/8/16 (1)(5)	41,800	41,800

FHLMC Multifamily Variable Rate Certificates Revenue Bonds, Series M019, Class A, (FHLMC LOC), 0.44%, 6/8/16 (1)(5)	14,923	14,923

FHLMC Multifamily Variable Rate Certificates Revenue Bonds, Series M020, Class A, (FHLMC LOC), 0.44%, 6/8/16 (1)(5)	18,926	18,926

FHLMC Multifamily Variable Rate Certificates Revenue Bonds, Series M021, Class A, (FHLMC LOC), 0.44%, 6/8/16 (1)(5)	32,840	32,840

FHLMC Multifamily Variable Rate Certificates Revenue Bonds, Series M024, Class A, 0.44%, 6/8/16 (1)(5)	16,780	16,780

FHLMC Multifamily Variable Rate Certificates Revenue Bonds, Series M031, Class A, (FHLMC LOC), 0.42%, 6/8/16 (1)(5)	11,370	11,370

FHLMC Multifamily Variable Rate Certificates Revenue Bonds, Series M033-V, (FHLMC LOC), 0.42%, 6/8/16 (1)(5)	10,520	10,520

FHLMC Multifamily Variable Rate Certificates Revenue Bonds, Series MO28, Class A, 0.45%, 6/8/16 (1)(5)	43,765	43,765

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Municipal States Pooled Securities – 8.3% – continued

Nuveen Enhanced Municipal Credit Opportunities Fund Tax-Exempt Preferreds, Series 2, 0.54%, 6/8/16 (1)(3)	$30,000	$30,000

Nuveen Enhanced Municipal Credit Opportunities Fund Tax-Exempt Preferreds, Series 3, 0.52%, 6/8/16 (1)	10,000	10,000

Nuveen Municipal Market Opportunity Fund, Inc. Tax-Exempt Preferred Adjustable, Series 1, 0.52%, 6/8/16 (1)(3)	42,400	42,400

Sun America Trust Various States Revenue Bonds, Series 2, (FHLMC LOC), 0.46%, 6/8/16 (1)	21,700	21,700
		356,019
Total Municipal Investments
(Cost $4,211,162)		4,211,162

Total Investments – 98.6%
(Cost $4,211,162) (6)		4,211,162

Other Assets less Liabilities – 1.4%		58,815
NET ASSETS – 100.0%		$4,269,977

(1)	Variable rate security. Rate as of May 31, 2016 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(2)	Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.
(4)	Variable rate security. Rate as of May 31, 2016 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(5)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	The cost for federal income tax purposes was approximately $4,211,162,000.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	57	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued	MAY 31, 2016 (UNAUDITED)

At May 31, 2016, the industry sectors for the Portfolio were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Housing	30.0%
Hospital	10.5
IDB & PCR	8.3
County	6.5
Transportation	5.6
City	5.3
All other sectors less than 5%	33.8

Total	100.0%

At May 31, 2016, the maturity analysis for the Portfolio as a percentage of investment was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	42.1%
2 - 15 Days	45.1
16 - 30 Days	3.8
31 - 60 Days	1.0
61 - 97 Days	5.9
98 - 180 Days	1.9
271 - 366 Days	0.2

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2016:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Municipal Portfolio (1)	$–	$4,211,162	$–	$4,211,162

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2015.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT – Alternative Minimum Tax

BANS – Bond Anticipation Notes

COPS – Certificates of Participation

CP – Commercial Paper

EDA – Economic Development Authority

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

G.O. – General Obligation

Gtd. – Guaranteed

HFA – Housing Finance Agency

IDA – Industrial Development Authority

IDB – Industrial Development Board

IDR – Industrial Development Revenue

LOC – Letter of Credit

MFH – Multifamily Housing

PCR – Pollution Control Revenue

RANS – Revenue Anticipation Notes

ROCS – Reset Option Certificates

SFH – Single Family Housing

SFM – Single Family Mortgage

TANS – Tax Anticipation Notes

TRANS – Tax and Revenue Anticipation Notes

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	58	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2016 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 8 portfolios as of May 31, 2016, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser and administrator for all of the Trust’s portfolios. Northern Trust serves as the sub-administrator, custodian and transfer agent for the Trust. Northern Funds Distributors, LLC is the Trust’s distributor.

Presented herein are the financial statements for the following six money market portfolios: Diversified Assets Portfolio, Treasury Portfolio, Tax-Exempt Portfolio, U.S. Government Portfolio, U.S. Government Select Portfolio, and Municipal Portfolio (each a “Portfolio” and collectively, the “Portfolios”). Each of these diversified Portfolios, except the U.S. Government Select Portfolio, is authorized to issue three classes of shares: Shares, Service Shares and Premier Shares. The U.S. Government Select Portfolio is authorized to issue four classes of shares: Shares, Service Shares, Premier Shares and Williams Capital Shares. Each class is distinguished by the level of administrative and liaison services provided. At May 31, 2016, Shares and Service Shares were outstanding for each of the Portfolios except the Treasury Portfolio, which had only Shares outstanding. At May 31, 2016, the U.S. Government Select Portfolio also had Williams Capital Shares outstanding. Premier Shares are not currently offered to shareholders.

The Board of Trustees of the Trust (the “Board”) has determined, after consideration of a number of factors, that it is in the best interests of the Tax-Exempt Portfolio and its shareholders that it be liquidated and terminated on or about October 14, 2016.

See ADDITIONAL INFORMATION – OTHER MATTERS on page 66 for a discussion of upcoming changes to the Portfolios.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Portfolios are currently valued at amortized cost, which NTI, as authorized by the Board, has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. See ADDITIONAL INFORMATION – OTHER MATTERS on page 66 for a discussion of upcoming changes to the valuation policies of the Municipal Portfolio.

If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to: the type of security; the current financial position of the issuer; the cost of the investment; information as to any transaction or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	59	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

B) CREDIT ENHANCEMENTS Certain investments owned by the Portfolios (primarily the Tax-Exempt Portfolio and Municipal Portfolio) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the fair value of the securities or the value of a Portfolio’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurers’ exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) REPURCHASE AGREEMENTS The Portfolios may enter into repurchase agreements under the terms of a master repurchase agreement by which they purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and a liquidity feature which allows the Portfolios to resell the security quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolios, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago. The Portfolios are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolios may be delayed or limited.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), each Portfolio and other Portfolios of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Diversified Assets Portfolio, Treasury Portfolio and U.S. Government Portfolio have entered into such joint repurchase agreements at May 31, 2016, as reflected in their accompanying Schedules of Investments.

The Portfolios may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Portfolios to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolios manage their cash collateral and securities collateral on a counterparty basis. As of May 31, 2016, the Portfolios have not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statements of Assets and Liabilities, that could be netted subject to netting agreements.

The following tables present the repurchase agreements, which are subject to netting agreements, as well as the collateral delivered related to those repurchase agreements.

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT
Diversified Assets	Bank of America	$55,104	$(55,104)	$ —
	Societe Generale	130,104	(130,104)	—
	JPMorgan	187,000	(187,000)	—
	Total	$372,208	$(372,208)	$ —

MONEY MARKET PORTFOLIOS	60	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2016 (UNAUDITED)

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT
Treasury	Bank of America	$52,605	$(52,605)	$ —
	Bank of Nova Scotia	1,000,000	(1,000,000)	—
	BNP Paribas	2,430,000	(2,430,000)	—
	Citigroup	292,580	(292,580)	—
	Credit Suisse	1,150,000	(1,150,000)	—
	Federal Reserve Bank of New York	1,850,000	(1,850,000)	—
	Goldman Sachs	500,000	(500,000)	—
	HSBC Securities	1,700,000	(1,700,000)	—
	ING Financial Markets LLC	800,000	(800,000)	—
	JPMorgan	450,000	(450,000)	—
	RBS Securities	200,000	(200,000)	—
	Societe Generale	2,667,605	(2,667,605)	—
	Total	$13,092,790	$(13,092,790)	$ —
U.S. Government	Bank of America	$517,118	$(517,118)	$ —
	BNP Paribas	620,000	(620,000)	—
	Citigroup	3,358	(3,358)	—
	Credit Suisse	375,000	(375,000)	—
	JPMorgan	375,000	(375,000)	—
	Societe Generale	37,118	(37,118)	—
	Total	$1,927,594	$(1,927,594)	$ —
U.S. Government Select	Bank of America	$2,315,000	$(2,315,000)	$ —
	Bank of Nova Scotia	400,000	(400,000)	—
	BNP Paribas	550,000	(550,000)	—
	Citigroup	182,865	(182,865)	—
	Federal Reserve Bank of New York	500,000	(500,000)	—
	HSBC Securities	350,000	(350,000)	—
	Societe Generale	890,000	(890,000)	—
	Total	$5,187,865	$(5,187,865)	$ —

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts. Certain Portfolios may receive dividend income from investment companies. Dividend income, if any, is recognized on the ex-dividend date. The Tax-Exempt and Municipal Portfolios’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	61	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolios’ capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the net asset values per share of the Portfolios.

At November 30, 2015, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Diversified Assets	$216	$(216)
Treasury	190	(190)
U.S. Government	70	(70)
U.S. Government Select	151	(151)
Municipal	21	(21)

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Portfolios’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Tax-Exempt Portfolio had approximately $3,000 of capital loss carryforwards utilized for U.S. Federal income tax purposes at November 30, 2015.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

POST-ENACTMENT LOSSES

Amount in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD
Tax-Exempt	$11

The Portfolio in the above table may offset future capital gains with these capital loss carryforwards.

At November 30, 2015, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Diversified Assets	$ —	$275	$ —
Treasury	—	333	—
Tax-Exempt	18	—	—
U.S. Government	—	102	—
U.S. Government Select	—	337	—
Municipal	53	21	166

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2015, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
Diversified Assets	$ —	$1,077
Treasury	—	1,472
Tax-Exempt	127	—
U.S. Government	—	584
U.S. Government Select	—	2,101
Municipal	456	41

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

MONEY MARKET PORTFOLIOS	62	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2016 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended November 30, 2014, was as follows:

	DISTRIBUTED FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
Diversified Assets	$ —	$1,082
Treasury	—	1,284
Tax-Exempt	121	—
U.S. Government	—	674
U.S. Government Select	—	1,785
Municipal	710	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2015, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns filed for the fiscal years ended November 30, 2012 through November 30, 2014 remain subject to examination by the Internal Revenue Service. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolios will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

3. BANK BORROWINGS

The Trust and the Northern Funds jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 23, 2015, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent per annum. In addition, there is an annual commitment fee of 0.10 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The Credit Facility will expire on November 21, 2016, unless renewed.

During the six months ended May 31, 2016, the Portfolios did not have any borrowings. The Portfolios did not incur any interest expense for the six months ended May 31, 2016.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of each Portfolio’s average daily net assets as follows:

ANNUAL MANAGEMENT FEE
Diversified Assets	0.33%
Treasury	0.18%
Tax-Exempt	0.33%
U.S. Government	0.33%
U.S. Government Select	0.18%
Municipal	0.18%

NTI has contractually agreed to reimburse a portion of the operating expenses of the Diversified Assets Portfolio, Treasury Portfolio, Tax-Exempt Portfolio, U.S. Government Portfolio, U.S. Government Select Portfolio and Municipal Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations of 0.35 percent, 0.20 percent, 0.35 percent, 0.35 percent, 0.20 percent and 0.20 percent, respectively, of the Portfolio’s average daily net assets. The contractual expense reimbursement arrangement is expected to continue until at least April 1, 2017. The contractual expense reimbursement arrangement will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

Effective July 1, 2016, NTI contractually agreed to increase the expense reimbursements it provides to the U.S. Government Portfolio by lowering the contractual expense limitation after which expense reimbursement takes effect for the Portfolio. Therefore, effective July 1, 2016, NTI has contractually agreed to reimburse a portion of the operating expenses of the U.S. Government Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	63	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

of the revolving credit facility, extraordinary expenses and interest) to the extent that the Portfolio’s “Total Annual Portfolio Operating Expenses” exceed 0.25%. This contractual limitation may not be terminated before July 1, 2017 without the approval of the Board.

The expenses reimbursed during the six months ended May 31, 2016, under the contractual expense reimbursement arrangement previously described are shown as “Less expenses contractually reimbursed by investment adviser” in the Statements of Operations. The contractual expense reimbursement receivables at May 31, 2016 were approximately $78,000, $156,000, $14,000, $52,000, $149,000 and $34,000 for the Diversified Assets, Treasury, Tax-Exempt, U.S. Government, U.S. Government Select and Municipal Portfolios, respectively, and are shown as part of “Receivable from affiliate for expense reimbursements” in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI.

NTI may reimburse additional expenses or waive all or a portion of the management fees of the Portfolios from time to time, including to avoid a negative yield and/or to maintain a specified yield. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. Any such reimbursement is paid monthly to the Portfolios by NTI. There is no guarantee a Portfolio will be able to avoid a negative yield. During the six months ended May 31, 2016, NTI reimbursed expenses, in order to avoid a negative yield, for the Portfolios. In addition, NTI voluntarily reimbursed Diversified Assets Portfolio to maintain a specified yield greater than Treasury Portfolio’s yield. Portfolio-level expenses reimbursed by NTI were allocated among the share classes in proportion to the relative net assets of each class. The amounts reimbursed by NTI are shown as “Less expenses voluntarily reimbursed by investment adviser” in the Statements of Operations. The voluntary expense reimbursement receivables at May 31, 2016 were approximately $78,000, $1,058,000 and $6,000 for the Diversified Assets, Treasury and Tax-Exempt Portfolios, respectively, and are included as part of “Receivable from affiliate for expense reimbursements” in the Statements of Assets and Liabilities.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

As compensation for the services rendered as the transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets for all share classes of the Portfolios.

As compensation for custody services, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses. Custodian credits, if any, are shown as “Less custodian credits” in the Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

For the six months ended May 31, 2016, the following Portfolios engaged in purchases and/or sales of securities from an affiliated entity:

Amounts in thousands	PURCHASES	SALES*
Diversified Assets	$242,560	$(235,765)
Tax-Exempt	1,013,175	(1,383,690)
Municipal	1,161,480	(1,740,535)

*	During the six months ended May 31, 2016, the realized gain (loss) associated with these transactions is zero.

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MONEY MARKET PORTFOLIOS

MAY 31, 2016 (UNAUDITED)

6. CAPITAL SHARE TRANSACTIONS

Transactions in Shares for the six months ended May 31, 2016, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$55,888,888	$184	$(56,884,970)	$(995,898)
Treasury	80,343,181	360	(71,163,058)	9,180,483
Tax-Exempt	5,274,649	—	(5,696,071)	(421,422)
U.S. Government	33,833,969	11	(34,808,414)	(974,434)
U.S. Government Select	98,329,622	627	(98,776,409)	(446,160)
Municipal	11,594,178	3	(11,836,852)	(242,671)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Shares for the fiscal year ended November 30, 2015, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$120,148,744	$48	$(121,702,104)	$(1,553,312)
Treasury	119,388,635	23	(117,502,500)	1,886,158
Tax-Exempt	10,902,256	—	(10,334,214)	568,042
U.S. Government	72,454,093	3	(72,330,687)	123,409
U.S. Government Select	188,676,284	48	(186,790,802)	1,885,530
Municipal	23,517,070	2	(23,690,536)	(173,464)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the six months ended May 31, 2016, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$5,372	$—	$(8,436)	$(3,064)
Tax-Exempt	9,447	—	(9,273)	174
U.S. Government	19,187	—	(15,472)	3,715
U.S. Government Select	268,476	—	(260,607)	7,869
Municipal	14,580	—	(17,198)	(2,618)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the fiscal year ended November 30, 2015, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$11,742	$ —	$(11,432)	$310
Tax-Exempt	10,232	—	(10,028)	204
U.S. Government	50,181	—	(68,170)	(17,989)
U.S. Government Select	501,337	—	(502,336)	(999)
Municipal	45,256	—	(55,624)	(10,368)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Williams Capital Shares for the six months ended May 31, 2016, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$65,000	$62	$(15,000)	$50,062

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Williams Capital Shares for the fiscal year ended November 30, 2015, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$143,000	$12	$(70,003)	$73,009

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

7. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Portfolios may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolios. The maximum exposure to the Portfolios under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

8. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolios through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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MONEY MARKET PORTFOLIOS

ADDITIONAL INFORMATION

OTHER MATTERS

On July 23, 2014, the SEC voted to amend the rules under the 1940 Act which currently govern the operations of the Portfolios. The new rules represent a substantial change for the industry, and they vary based on the type of fund and investor. The rules provide a distinction between retail and institutional money market funds. To be considered a retail fund, the fund must maintain policies and procedures reasonably designed to limit all beneficial owners of the fund to “natural persons.” The new requirements include:

•

Government funds are required to invest at least 99.5% of their total assets (previously 80%) in cash, U.S. government securities issued or guaranteed by the U.S. government or its agencies and instrumentalities and/or repurchase agreements “collateralized fully” by cash or U.S. government securities.

•

Floating net asset value (“NAV”) — Only institutional prime and institutional municipal/ tax-exempt funds will be required to move to a floating NAV. Funds subject to this requirement will need to round daily NAVs to the fourth decimal point (e.g., $1.0000), rather than the current practice whereby NAVs are fixed at $1.00 per share.

•

Liquidity fees and redemption gates — Under the new rules, all money market funds (except for government money market funds, for which liquidity fees and gates are optional) may impose fees or temporarily suspend redemptions if the fund’s level of weekly liquid assets falls below a certain threshold:

•

If a fund’s weekly liquid assets fall below 30%, the board would be allowed to impose a liquidity fee of up to 2% on all redemptions and/or suspend investor redemptions for up to 10 business days during any 90-day period.

•	If a fund’s weekly liquid assets fall below 10%, the board is required to impose a 1% liquidity fee unless the board determines to impose a different fee or no fee.

•	In addition, all money market funds are subject to new diversification and enhanced stress-testing requirements, along with enhanced disclosure and reporting requirements.

In order to provide market participants adequate time to prepare for these changes, the compliance date for the amendments relating to government fund investment thresholds, floating NAV and liquidity fees and redemption gates is October 14, 2016.

At a meeting held on May 26, 2016, the Board approved the conversion of the Diversified Assets Portfolio (the “Portfolio”) to a “government money market fund” as defined under Rule 2a-7 of the 1940 Act, as amended. The conversion, and the changes described below, will become effective on or about September 30, 2016 (the “Conversion Date”). Shareholders will be provided an updated summary prospectus upon conversion. As a government money market fund, the Portfolio will invest substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal and interest by the U.S. government or by a person controlled or supervised by and acting as an instrumentality of the U.S. government pursuant to authority granted by the Congress of the United States or any certificate of deposit of any of the foregoing, and repurchase agreements that are fully collateralized by cash or such securities. In addition, the Portfolio will continue to use the amortized cost method of valuation to seek to maintain a stable net asset value of $1.00 per share, and will not be required to impose a liquidity fee or redemption gate that might apply to other types of money market funds should certain triggering events specified in Rule 2a-7 occur. Upon the Portfolio’s conversion to a government money market fund, the Portfolio will also change its name to “Government Assets Portfolio.” In connection with the conversion of the Portfolio to a government money market fund, it is anticipated that the Portfolio will transition its portfolio to securities that are eligible investments for a government money market fund prior to the Conversion Date. Because the yields on government securities generally may be expected to be lower than the yields on comparable nongovernment securities, it is anticipated that the Portfolio’s yield may decrease as more assets are invested in government securities. Additionally, upon the Conversion Date, NTI has contractually agreed to reimburse a portion of the operating expenses of the Portfolio to the extent that the Portfolio’s “Total Annual Portfolio Operating Expenses” (other than certain excepted expenses as described in the prospectus) exceed 0.25%. This contractual expense reimbursement arrangement is expected to continue until at least one year from the Conversion Date.

Effective on or before October 14, 2016 (but in no event earlier than September 30, 2016), it is expected that the Municipal Portfolio (the “Portfolio”) will no longer use the amortized cost method of valuation to seek to maintain a stable $1.00 NAV per share and will have a floating NAV rounded to the fourth decimal place, which means the Portfolio will be required to sell and redeem its shares based on a share price that will fluctuate based on the current market value of the securities in the Portfolio’s holdings. In addition, effective as of October 14, 2016, the Portfolio may impose a liquidity fee upon the redemption of your shares or may temporarily suspend your ability to redeem shares if the Portfolio’s weekly liquid assets falls below certain minimums and the Portfolio’s Board determines that the

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MONEY MARKET PORTFOLIOS

MAY 31, 2016 (UNAUDITED)

liquidity fee or suspension of redemptions is in the best interests of the Portfolio. As a result of these changes, the Portfolio will be designated as an institutional money market fund. Shareholders will be given written notice before the effectiveness of these changes.

Shareholders will be notified of any additional material changes to the Portfolios that result from the money market reforms.

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MONEY MARKET PORTFOLIOS

FUND EXPENSES

As a shareholder of the Portfolios, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2015 through May 31, 2016.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/15 - 5/31/16” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DIVERSIFIED ASSETS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2015	ENDING ACCOUNT VALUE 5/31/2016	*EXPENSES PAID 12/1/2015 - 5/31/2016
Actual	0.32%	$1,000.00	$1,001.00	$1.60
Hypothetical**	0.32%	$1,000.00	$1,023.40	$1.62
SERVICE SHARES
Actual	0.32%	$1,000.00	$1,001.00	$1.60
Hypothetical**	0.32%	$1,000.00	$1,023.40	$1.62

TREASURY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2015	ENDING ACCOUNT VALUE 5/31/2016	*EXPENSES PAID 12/1/2015 - 5/31/2016
Actual	0.15%	$1,000.00	$1,001.00	$0.75
Hypothetical**	0.15%	$1,000.00	$1,024.25	$0.76

TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2015	ENDING ACCOUNT VALUE 5/31/2016	*EXPENSES PAID 12/1/2015 - 5/31/2016
Actual	0.16%	$1,000.00	$1,000.10	$0.80
Hypothetical**	0.16%	$1,000.00	$1,024.20	$0.81
SERVICE SHARES
Actual	0.16%	$1,000.00	$1,000.10	$0.80
Hypothetical**	0.16%	$1,000.00	$1,024.20	$0.81

U.S. GOVERNMENT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2015	ENDING ACCOUNT VALUE 5/31/2016	*EXPENSES PAID 12/1/2015 - 5/31/2016
Actual	0.33%	$1,000.00	$1,000.10	$1.65
Hypothetical**	0.33%	$1,000.00	$1,023.35	$1.67
SERVICE SHARES
Actual	0.33%	$1,000.00	$1,000.10	$1.65
Hypothetical**	0.33%	$1,000.00	$1,023.35	$1.67
U.S. GOVERNMENT SELECT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2015	ENDING ACCOUNT VALUE 5/31/2016	*EXPENSES PAID 12/1/2015 - 5/31/2016
Actual	0.20%	$1,000.00	$1,000.80	$1.00
Hypothetical**	0.20%	$1,000.00	$1,024.00	$1.01
SERVICE SHARES
Actual	0.20%	$1,000.00	$1,000.80	$1.00
Hypothetical**	0.20%	$1,000.00	$1,024.00	$1.01
WILLIAMS CAPITAL SHARES
Actual	0.20%	$1,000.00	$1,000.80	$1.00
Hypothetical**	0.20%	$1,000.00	$1,024.00	$1.01

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MONEY MARKET PORTFOLIOS

MAY 31, 2016 (UNAUDITED)

MUNICIPAL MONEY MARKET

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2015	ENDING ACCOUNT VALUE 5/31/2016	*EXPENSES PAID 12/1/2015 - 5/31/2016
Actual	0.12%	$1,000.00	$1,000.40	$0.60
Hypothetical**	0.12%	$1,000.00	$1,024.40	$0.61
SERVICE SHARES
Actual	0.12%	$1,000.00	$1,000.40	$0.60
Hypothetical**	0.12%	$1,000.00	$1,024.40	$0.61

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2016. Expenses are calculated by multiplying each annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (366).

**	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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MONEY MARKET PORTFOLIOS

APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees (the “Board” or the “Trustees”) of Northern Institutional Funds (the “Trust”) oversees the management, and reviews the investment performance and expenses of the investment portfolios covered by this Report (the “Portfolios”) at regularly scheduled meetings held during the Portfolios’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Portfolios with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to all of the Portfolios by the Board of Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 18-19, 2016 (the “Annual Contract Meeting”).

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. The Trustees received written materials and verbal presentations relating to the Management Agreement in preparation for their consideration of the Management Agreement, as well as reports from the Board’s Governance Committee, which reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Portfolios. The Trustees noted that the evaluation process with respect to Northern is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services received both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Portfolios in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and cyber-security program; (iv) fees charged to and expenses borne by the Portfolios; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Portfolios; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Portfolios by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Portfolios’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, a third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements) of the Portfolios in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Portfolios compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Portfolios and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Portfolios; (viii) the fees paid by the Portfolios to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Portfolios. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Portfolios, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and the administrative and other non-advisory services that are provided to the Portfolios by Northern and its affiliates. These services include acting as the Portfolios’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Portfolios and the Trust. It was noted that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern. The Trustees

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MONEY MARKET PORTFOLIOS

MAY 31, 2016 (UNAUDITED)

considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Portfolios. They noted Northern’s enhancements to technology in prior years including enhancements to cybersecurity controls. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Portfolios’ regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Portfolios by Northern, including its oversight of the Portfolios’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from Northern regarding the Portfolios’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Portfolios’ service providers and the continued active involvement of Northern’s internal audit group in reviewing operations related to the Portfolios. The Trustees also took into account that the scope of services provided by Northern, and of the undertakings required of Northern in connection with those services, including maintaining and monitoring their own and the Portfolios’ compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees also noted Northern’s undertakings and preparations with respect to the Portfolios and its shareholders to address the amendments to Rule 2a-7 of the 1940 Act.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior and investment personnel. The Trustees also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of investment approach with respect to the Portfolios. The Trustees also noted Northern’s and its affiliates’ strong financial position, stability and willingness to support the Portfolios through expense reimbursements. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and was able to continue to provide quality services to the Portfolios.

Performance

The Trustees considered the investment performance of the Portfolios. They first considered whether the Portfolios had operated within their respective investment objectives, as well as their compliance with their investment restrictions. The Trustees also took into account the low interest rate environment in which the Portfolios were operating and any contributions by Northern to the Portfolios to prevent negative yield. For Portfolios that had been in existence for the applicable periods, the Trustees received information on the Portfolios’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Portfolios to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Broadridge. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Portfolios with the funds included in their respective peer groups and peer universes. Among other performance data considered, the Trustees noted that the performance of the Diversified Assets Portfolio was below its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2016; that the performance of the Treasury and U.S. Government Select Portfolios was at or above their respective Broadridge performance universe average for all periods; that the performance of the Tax-Exempt Portfolio was below its Broadridge performance universe average for the one- and five-year periods ended January 31, 2016 and at its Broadridge performance universe average for the three-year period; that the U.S. Government Portfolio was below the median of its Broadridge performance universe average for the one- and three-year periods and at the median of its peer universe average for the five-year period; and that the Municipal Portfolio’s performance was below its Broadridge performance universe average for the one-year period and at the performance universe average for the three- and five-year periods.

The Trustees took into account management’s discussion of the Portfolios’ performance. They considered the Portfolios’ investment performance relative to the investor base the Portfolios are intended to serve. The Trustees noted the potential impact of the relative risk parameters of the different Portfolios. Specifically, they took into consideration that Northern’s more risk averse investment strategies may cause the Portfolios to underperform against their peers during certain market environments. The Trustees also took into consideration the steps taken by Northern to manage the Portfolios to maintain stable net asset values during the recent market and economic environments, including in relation to the low interest rate environment. The Trustees noted the change in investment strategy with respect to the U.S. Government and U.S. Government Select Portfolios and also took into account management’s discussion of proposed potential plans with respect to certain of the other Portfolios.

In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Portfolios and processes to address performance issues, if any. The Trustees determined, based on the information received, that Northern was appropriately monitoring any Portfolios that were underperforming relative to their peers.

The Trustees concluded, based on the information received, that the Portfolios’ performance was satisfactory.

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MONEY MARKET PORTFOLIOS

APPROVAL OF MANAGEMENT AGREEMENT continued

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Portfolios’ contractual management fee rates and management fees paid by the Portfolios after taking into account any expense reimbursements; the Portfolios’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Portfolios; the voluntary expense reimbursements made by Northern to maintain a positive yield for the Portfolios; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolios. They noted that the voluntary expense reimbursements being made by Northern to the Portfolios could be terminated at any time. The Trustees also noted certain actions taken by Northern over the years to reduce Portfolio expenses, such as service provider fee reductions.

The Trustees reviewed information on the fee rates paid by the Portfolios under the Management Agreement and the Portfolios’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. In comparing the Portfolios’ contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. Among other data, the Trustees noted that the Municipal, Tax-Exempt and Treasury Portfolios’ net management fees were at or below their respective Broadridge peer group medians and that the net management fees for the other Portfolios were above their respective Broadridge peer group medians. They also considered that the total expense ratios after reimbursement of expenses for the Municipal and Tax-Exempt Portfolios were below their respective Lipper category objective medians, and that each of the other Portfolios’ total expense ratios after reimbursement of expenses were above their respective Lipper category objective medians. The Trustees took into account Northern’s discussion of the Portfolios’ expenses, including the explanation that Broadridge used fiscal year end data and that Broadridge peer funds experienced different interest rate levels during their fiscal years and thus different gross yields, which determined the actual expenses of those funds. The Trustees also noted that Northern had reimbursed expenses for each of the Portfolios. The Trustees also reviewed information comparing the Portfolios’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. For Portfolios where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Portfolios and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Portfolios.

In addition, the Trustees considered the amount of assets in the Portfolios; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Portfolio-by-Portfolio basis and an overall basis and both before and after distribution and certain non-distribution costs. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent. The Trustees also noted that Northern pays the Portfolios’ sub-administrative fees from the management fee. The Trustees also reviewed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements during the year and took into account the high quality of the services received by the Portfolios from Northern, as well as the type of funds. The Trustees also noted cost savings initiatives implemented by Northern over the years. The Trustees also considered that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Portfolios. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Portfolios grow and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of each Portfolio did not have breakpoints. They took into account management’s discussion of the Portfolios’ management fee structure and considered Northern’s view that the Portfolios are sharing in economies of scale through the level at which the Portfolios’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Portfolios to specific levels. The Trustees also considered the voluntary expense reimbursements made by Northern to the Portfolios to prevent negative yield in the current low interest rate environment. The Trustees also noted that total expenses of each of the Portfolios after reimbursements were near or below the objective median of their respective Lipper category.

The Trustees determined that the Portfolios’ current management fee structure was reasonable.

MONEY MARKET PORTFOLIOS	72	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2016 (UNAUDITED)

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Portfolios. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Portfolios’ shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Portfolios provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also considered the extent to which Northern and its other clients benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios. The Trustees also noted the benefits to Northern and its affiliates from the ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded with respect to each of the Portfolios that the management fees paid by each of the Portfolios was reasonable in light of the services provided by Northern, its costs and the Portfolio’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Portfolios and its respective shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement for an additional one-year term.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	73	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

THIS PAGE INTENTIONALLY LEFT BLANK

MONEY MARKET PORTFOLIOS	74	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

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NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	75	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FOR MORE INFORMATION	MAY 31, 2016 (UNAUDITED)

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ website at northerntrust.com/institutional or the SEC’s website at www.sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

MONEY MARKET PORTFOLIOS	76	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

7	SCHEDULE OF INVESTMENTS

7	PRIME OBLIGATIONS PORTFOLIO
Ticker Symbols:
Shares: NPAXX
Service: NPCXX
GFS Shares: NPOXX

13	NOTES TO THE FINANCIAL STATEMENTS

18	ADDITIONAL INFORMATION

19	FUND EXPENSES

20	APPROVAL OF MANAGEMENT AGREEMENT

24	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds Prime Obligations Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Prime Obligations Portfolio prospectus, which contains more complete information about Northern Institutional Funds Prime Obligations Portfolio’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101,

not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2016 (UNAUDITED)

Amounts in thousands, except per share data	PRIME OBLIGATIONS PORTFOLIO
ASSETS:
Investments, at amortized cost, which approximates fair value	$4,156,414
Repurchase agreements, at cost, which approximates fair value	169,650
Interest income receivable	3,031
Receivable for securities sold	16
Receivable for fund shares sold	10,984
Receivable from affiliate for expense reimbursements	42
Prepaid and other assets	43
Total Assets	4,340,180
LIABILITIES:
Cash overdraft	2,899
Payable for securities purchased	24,000
Distributions payable to shareholders	1,430
Payable to affiliates:
Management fees	445
Custody fees	53
Transfer agent fees	51
Trustee fees	17
Accrued other liabilities	77
Total Liabilities	28,972
Net Assets	$4,311,208
ANALYSIS OF NET ASSETS:
Capital stock	$4,311,202
Accumulated undistributed net investment loss	(10)
Accumulated undistributed net realized gain	16
Net Assets	$4,311,208
Net Assets:
Shares	$3,925,241
Service Shares	48,477
GFS Shares	337,490
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	3,925,251
Service Shares	48,454
GFS Shares	337,497
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00
Service Shares	1.00
GFS Shares	1.00

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED)

Amounts in thousands	PRIME OBLIGATIONS PORTFOLIO
INVESTMENT INCOME:
Interest income	$8,647
Total Investment Income	8,647
EXPENSES:
Management fees	2,262
Custody fees	212
Transfer agent fees	261
Registration fees	44
Printing fees	17
Professional fees	36
Trustee fees	27
Other	50
Total Expenses	2,909
Less expenses contractually reimbursed by investment adviser	(250)
Less custodian credits	(7)
Net Expenses	2,652
Net Investment Income	5,995
NET REALIZED GAINS:
Net realized gains on:
Investments	16
Net Gains	16
Net Increase in Net Assets Resulting from Operations	$6,011

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED)

OR THE FISCAL YEAR ENDED NOVEMBER 30, 2015

	PRIME OBLIGATIONS PORTFOLIO
Amounts in thousands	2016	2015
OPERATIONS:
Net investment income	$5,995	$1,881
Net realized gains on:
Investments	16	103
Net Increase in Net Assets Resulting from Operations	6,011	1,984
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from Shares transactions	315,214	(39,637)
Net increase in net assets resulting from Service Shares transactions	10,998	888
Net increase (decrease) in net assets resulting from GFS Shares transactions	(24,210)	80,291
Net Increase in Net Assets Resulting from Capital Share Transactions	302,002	41,542
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income	(5,350)	(1,801)
Total Distributions to Shares Shareholders	(5,350)	(1,801)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
From net investment income	(74)	(22)
Total Distributions to Service Shares Shareholders	(74)	(22)
DISTRIBUTIONS TO GFS SHARES SHAREHOLDERS:
From net investment income	(675)	(181)
Total Distributions to GFS Shares Shareholders	(675)	(181)
Total Increase in Net Assets	301,914	41,522
NET ASSETS:
Beginning of period	4,009,294	3,967,772
End of period	$4,311,208	$4,009,294
Accumulated Undistributed Net Investment Income (Loss)	$(10)	$94

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

FINANCIAL HIGHLIGHTS	SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

PRIME OBLIGATIONS PORTFOLIO	SHARES
Selected per share data	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	–	–	–	–	–	–
Net realized gains (losses)(1)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.18%	0.06%	0.02%	0.06%	0.08%	0.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,925,241	$3,610,101	$3,649,756	$3,436,400	$3,690,819	$3,350,343
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses, before waivers, reimbursements and credits	0.17%	0.17%	0.24%	0.27%	0.28%	0.27%
Net investment income, net of waivers, reimbursements and credits	0.35%	0.06%	0.02%	0.06%	0.07%	0.08%
Net investment income (loss), before waivers, reimbursements and credits	0.33%	0.04%	(0.07)%	(0.06)%	(0.06)%	(0.04)%

	SERVICE
Selected per share data	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	–	–	–	–	–	–
Net realized gains (losses)(1)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.18%	0.06%	0.01%	0.05%	0.07%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$48,477	$37,480	$36,591	$36,860	$53,383	$52,432
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.16%	0.16%	0.15%	0.22%
Expenses, before waivers, reimbursements and credits	0.17%	0.17%	0.25%	0.28%	0.31%	0.53%
Net investment income, net of waivers, reimbursements and credits	0.35%	0.06%	0.01%	0.05%	0.07%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	0.33%	0.04%	(0.08)%	(0.07)%	(0.09)%	(0.30)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

FINANCIAL HIGHLIGHTS continued	SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED)

OR THE FISCAL YEARS OR PERIOD ENDED NOVEMBER 30,

PRIME OBLIGATIONS PORTFOLIO	GFS
Selected per share data	2016	2015	2014	2013	2012	2011(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)	–	–	–	–	–	–
Net realized gains (losses)(2)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(2)	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	0.18%	0.06%	0.02%	0.06%	0.08%	0.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$337,490	$361,713	$281,425	$252,001	$138,647	$78,329
Ratio to average net assets of:(4)
Expenses, net of waivers and reimbursements	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses, before waivers and reimbursements	0.17%	0.17%	0.24%	0.27%	0.28%	0.27%
Net investment income, net of waivers and reimbursements	0.35%	0.06%	0.02%	0.06%	0.07%	0.04%
Net investment income (loss), before waivers, reimbursements and credits	0.33%	0.04%	(0.07)%	(0.06)%	(0.06)%	(0.08)%

(1)	For the period May 10, 2011 (commencement of operations) through November 30, 2011.
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO	MAY 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ABS COMMERCIAL PAPER – 13.2%

ABS Other – 13.2%

Atlantic Asset Securitization LLC, 0.54%, 7/18/16	$23,000	$22,984

Barton Capital S.A., 0.62%, 8/2/16 (1)	17,000	16,982

0.64%, 8/2/16 (1)	25,000	24,973

Bennington Stark Capital Co. LLC, 0.65%, 7/18/16 (1)	8,000	7,993

Charta Corp. LLC, 0.59%, 8/23/16 (1)	50,000	49,931

Concord Minutemen Capital Co. LLC, Class A, 0.38%, 6/1/16	63,000	63,000

0.43%, 6/13/16 (1)	5,000	4,999

Kells Funding LLC, 0.59%, 8/9/16 (1)	65,000	64,926

Lexington Parker Capital Co. LLC, 0.41%, 6/2/16 (1)	16,000	16,000

LMA Americas LLC, 0.53%, 7/5/16	10,000	9,995

0.64%, 8/2/16	28,000	27,970

0.69%, 9/1/16 (1)	34,400	34,338

Old Line Funding LLC, 0.65%, 8/9/16 (1)	30,000	29,963

0.66%, 8/15/16 (1)	20,000	19,973

Ridgefield Funding Co. LLC, 0.60%, 6/30/16 (2)	5,000	5,000

0.63%, 8/8/16 (1)	40,000	39,953

0.66%, 8/15/16	35,000	34,950

Thunder Bay Funding LLC, 0.66%, 8/24/16 (1)	50,000	49,924

Victory Receivables Corp., 0.48%, 6/9/16	30,000	29,997
0.50%, 6/27/16 (1)	16,000	15,994
		569,845
Total ABS Commercial Paper
(Cost $569,845)		569,845

ASSET-BACKED SECURITIES - 0.1%

ABS Other – 0.1%

Dell Equipment Finance Trust, Series 2015-2, 0.53%, 10/24/16 (1)	2,733	2,733
Total Asset-Backed Securities
(Cost $2,733)		2,733

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 34.0%

Banking – 34.0%

Australia and New Zealand Banking, 0.65%, 6/22/16	$28,000	$28,000

0.70%, 8/1/16	28,000	28,000

Bank of America N.A., New York Branch, 0.90%, 11/4/16	25,000	25,000

Bank of Montreal, Chicago Branch, 0.56%, 8/10/16	75,000	75,000

1.14%, 4/6/17	25,000	25,000

Bank of Nova Scotia, Houston Branch, 0.69%, 6/2/16 (3)	25,000	25,000

0.79%, 6/21/16 (2)	18,000	18,000

Bank of Nova Scotia, Toronto Branch, 1.03%, 7/12/16 (2)	30,000	30,000

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.71%, 8/2/16	40,000	40,000

Bank of Tokyo-Mitsubishi UFJ, New York, 0.70%, 6/29/16	25,000	25,000

BNP Paribas S.A., New York Branch, 0.60%, 6/8/16	20,000	20,000

0.68%, 8/1/16	45,000	45,000

0.58%, 8/2/16	4,500	4,500

Canadian Imperial Bank of Commerce, 0.78%, 7/26/16	30,000	30,006

0.78%, 8/2/16	26,000	26,000

Citibank N.A., 0.65%, 6/2/16	19,000	19,000

0.62%, 8/25/16	40,000	40,000

Citibank N.A., New York Branch, 0.58%, 7/13/16	20,000	20,000

0.63%, 9/1/16	35,000	35,000

Cooperatieve Rabobank U.A., 0.89%, 11/1/16	30,000	30,000

Credit Agricole Corporate and Investment Bank, New York, 0.74%, 6/3/16	21,000	21,000

Credit Agricole S.A., London Branch, 0.62%, 6/1/16	25,000	25,000

Credit Industriel et Commercial, New York, 0.62%, 7/18/16	30,000	30,000

0.60%, 8/12/16	40,000	40,000

Credit Suisse A.G., New York Branch, 0.95%, 7/12/16	26,000	26,000

0.97%, 8/5/16	28,000	28,000

Korea Development Bank, 0.61%, 8/15/16	50,000	50,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 34.0% – continued

Banking – 34.0% – continued

Mitsubishi UFJ Trust & Banking Corp., 0.65%, 6/27/16	$25,000	$25,000

0.65%, 7/5/16	15,000	15,000

Mizuho Bank Ltd, 0.61%, 8/1/16	48,000	48,000

Natixis S.A., New York Branch, 0.68%, 6/3/16	20,000	20,000

0.63%, 6/7/16	35,000	35,000

Norinchukin Bank, New York Branch, 0.62%, 6/1/16	15,000	15,000

0.70%, 8/1/16	25,000	25,000

Rabobank Nederland, New York Branch, 0.82%, 8/16/16	15,000	15,000

Royal Bank of Canada, New York Branch, 0.82%, 6/20/16 (2)	15,000	15,000

0.89%, 9/2/16	22,000	22,000

0.96%, 11/22/16	10,000	10,000

Skandinaviska Enskilda Banken AB, 0.85%, 10/21/16	25,000	25,000

State Street Bank & Trust Co., 0.73%, 6/27/16	30,000	30,000

Sumitomo Mitsui Banking Corp., 0.66%, 7/5/16	35,000	35,000

Sumitomo Mitsui Banking Corp., New York, 0.71%, 7/18/16	25,000	25,000

0.63%, 7/19/16	20,000	20,002

Sumitomo Mitsui Trust Bank Ltd., London, 0.75%, 8/1/16	30,000	30,000

Toronto Dominion Bank, New York Branch, 0.78%, 6/15/16 (2)	20,000	20,000

1.15%, 3/10/17	17,000	17,000

1.15%, 4/18/17	25,000	25,000

Toronto Dominion Bank, New York, 0.86%, 8/29/16	25,000	25,000

Wells Fargo Bank N.A., 0.79%, 6/8/16 (2)	20,000	20,000

0.72%, 6/22/16 (2)	11,000	11,000

0.85%, 7/21/16	11,000	11,001

0.85%, 7/28/16	15,000	15,000

0.85%, 8/1/16	20,000	20,000

0.81%, 8/16/16	16,000	16,006

0.85%, 9/1/16	18,000	18,000

0.96%, 12/1/16	25,000	25,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 34.0% – continued

Banking – 34.0% – continued

Westpac Banking Corp, New York Branch, 1.01%, 6/1/16 (2)	$10,000	$10,000
0.86%, 9/26/16	15,000	15,000
		1,466,515
Total Certificates of Deposit
(Cost $1,466,515)		1,466,515

COMMERCIAL PAPER – 6.3%

Banking – 3.5%

Commonwealth Bank of Australia, New York, 1.04%, 8/31/16 (1)(2)	24,000	24,000

DBS Bank Ltd., 0.53%, 7/26/16 (1)	31,000	30,975

National Bank of Canada, 0.64%, 8/25/16 (1)(4)	53,000	52,921

National Bank of Canada, New York, 0.90%, 9/23/16 (1)	10,000	10,000

Westpac Banking Corp., 0.82%, 8/24/16 (1)	16,000	15,970
1.23%, 3/10/17 (1)	15,000	14,858
		148,724

Brokerage – 0.6%

JP Morgan Securities LLC, 0.86%, 7/26/16	27,000	26,965

Foreign Agencies – 1.5%

Caisse Des Depots et Consignations, 0.61%, 6/1/16 (1)	16,000	16,000

Korea Development Bank, 0.70%, 6/21/16	50,000	49,981
		65,981

Supranational – 0.7%

European Investment Bank, 0.59%, 6/3/16	30,000	29,999
Total Commercial Paper
(Cost $271,669)		271,669

CORPORATE NOTES/BONDS – 0.4%

Foreign Agencies – 0.0%

Export Development Canada, 0.47%, 6/1/16 (1)(2)	2,000	2,000

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE NOTES/BONDS – 0.4% – continued

Retailers – 0.2%

Wal-Mart Stores, 5.31%, 6/1/16 (3)	$8,000	$8,000

Supranational – 0.2%
International Bank for Reconstruction & Development, 0.47%, 6/1/16 (2)	9,000	9,000
Total Corporate Notes/Bonds
(Cost $19,000)		19,000

EURODOLLAR TIME DEPOSITS – 12.6%

Banking – 12.6%

Credit Industriel et Commercial, 0.30%, 6/1/16	119,000	119,000

DNB Bank ASA, Grand Cayman Branch, 0.28%, 6/1/16	116,344	116,344

Natixis, Grand Cayman Branch, 0.30%, 6/1/16	116,000	116,000

Shizuoka Bank Ltd., New York Branch, 0.44%, 6/1/16	25,000	25,000

0.44%, 6/3/16	24,000	24,000

0.44%, 6/7/16	24,000	24,000

Swedbank AB, New York Branch, 0.28%, 6/1/16	118,000	118,000
		542,344
Total Eurodollar Time Deposits
(Cost $542,344)		542,344

U.S. GOVERNMENT AGENCIES – 5.4% (5)

Federal Farm Credit Bank – 2.7%

FFCB Notes, 0.41%, 6/6/16 (2)	10,000	10,000

0.42%, 6/10/16 (2)	20,000	19,999

0.44%, 6/19/16 (2)	19,475	19,476

0.40%, 6/20/16 (2)	9,000	9,000

0.42%, 6/20/16 (2)	15,000	15,000

0.43%, 6/22/16 (2)	3,000	3,000

0.47%, 6/29/16 (2)	5,000	4,999

0.46%, 6/30/16 (2)	20,000	20,002
0.51%, 6/30/16 (2)	15,000	14,999
		116,475

Federal Home Loan Bank – 1.7%

FHLB Discount Notes, 0.30%, 6/13/16	15,000	14,998

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 5.4% (5) – continued

Federal Home Loan Bank – 1.7% – continued

0.30%, 6/16/16	$20,000	$19,998

FHLB Notes, 0.38%, 6/17/16 (2)	15,000	15,000

0.41%, 6/26/16 (2)	10,000	10,000
0.49%, 8/13/16 (2)	15,000	14,998
		74,994

Federal Home Loan Mortgage Corporation – 0.4%

FHLMC Note, 0.42%, 6/16/16 (2)	15,000	15,000

Federal National Mortgage Association – 0.6%

FNMA Bond, 5.25%, 9/15/16	10,000	10,139

FNMA Notes, 0.45%, 6/5/16 (2)	5,000	4,999
0.46%, 6/26/16 (2)	10,000	9,999
		25,137
Total U.S. Government Agencies
(Cost $231,606)		231,606

U.S. GOVERNMENT OBLIGATIONS – 5.9%

U.S. Treasury Floating Rate Notes – 3.7%

0.40%, 6/1/16 (2)	39,000	39,000

0.42%, 6/1/16 (2)	8,075	8,075

0.43%, 6/1/16 (2)	56,000	55,989

0.52%, 6/1/16 (2)	31,000	30,991

0.54%, 6/1/16 (2)	13,000	12,999
0.62%, 6/1/16 (2)	14,000	13,995
		161,049

U.S. Treasury Notes – 2.2%

0.38%, 10/31/16	7,000	7,001

0.63%, 11/15/16	15,000	15,008

0.50%, 11/30/16	31,000	31,006
0.63%, 5/31/17	40,000	40,003
		93,018
Total U.S. Government Obligations
(Cost $254,067)		254,067

MUNICIPAL INVESTMENTS – 18.5%

Arizona – 0.6%

Arizona State Health Facilities Authority Revenue Bonds, Series G, Banner Health, (Wells Fargo Bank N.A. LOC) 0.41%, 6/8/16 (6)	27,180	27,180

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 18.5% – continued

California – 3.4%

California State Health Facilities Financing Authority Revenue Bonds, Series H, Dignity Health, (Sumitomo Mitsui Banking Corp. LOC) 0.39%, 6/8/16 (6)	$40,000	$40,000

California State Health Facilities Financing Authority Revenue Bonds, Series I, Dignity Health, (Mizuho Bank Ltd. LOC) 0.40%, 6/8/16 (6)	13,700	13,700

Irvine Ranch Water District Revenue Refunding Bonds, Series A, Special Assessment, (Sumitomo Mitsui Banking Corp. LOC) 0.39%, 6/8/16 (6)	23,100	23,100

San Francisco Public Utilities Commission Municipal Interest Bearing CP, (Royal Bank of Canada LOC) 0.55%, 7/19/16	35,480	35,480

University of California Municipal CP, 0.39%, 6/8/16 (6)	33,800	33,800
		146,080

Florida – 3.1%

Highlands County Health Facilities Authority Revenue Refunding Bonds, Series I-5, Adventist Health, 0.39%, 6/8/16 (6)	40,125	40,125

JEA Electric System Revenue Bonds, Series 3C-1, 0.40%, 6/8/16 (6)	43,945	43,945

JEA Water & Sewer System Revenue Bonds, Series A-2, (Sumitomo Mitsui Banking Corp. LOC) 0.42%, 6/8/16 (6)	51,520	51,520
		135,590

Georgia – 0.6%

Municipal Electric Authority Municipal Interest Bearing CP, (TD Bank N.A. LOC) 0.43%, 6/8/16	25,000	25,000

Illinois – 0.8%

Illinois State Finance Authority Revenue Bonds, Subseries C-1, Advocate Health, 0.40%, 6/8/16 (6)	34,000	34,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 18.5% – continued

Kansas – 0.9%

Burlington Environment Improvement Revenue Refunding Bonds, Kansas City Power & Light, (Mizuho Bank Ltd. LOC) 0.43%, 6/8/16 (6)	$37,550	$37,550

Kentucky – 0.1%

Kentucky State Housing Corp. Housing Taxable Revenue Bonds, Series O, 0.45%, 6/8/16 (6)	6,080	6,080

Nevada – 1.1%

Clark County Airport Revenue Bonds, Sub Lien, Series B-1 (AMT), (Citibank N.A. LOC) 0.41%, 6/8/16 (6)	47,725	47,725

New York – 3.8%

New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Bonds, Series AA-2, 0.40%, 6/8/16 (6)	62,300	62,300

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B-3, 0.40%, 6/8/16 (6)	24,900	24,900

New York G.O. Unlimited Bonds, Fiscal 2015, Subseries F4, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC) 0.42%, 6/8/16 (6)	25,900	25,900

New York G.O. Unlimited Bonds, Series E, Subseries E-3, (Bank of America N.A. LOC) 0.40%, 6/8/16 (6)	51,400	51,400
		164,500

Oregon – 1.1%

Clackamas County Hospital Facility Authority Revenue Bonds, Series C, Legacy Health System, (U.S. Bank N.A. LOC) 0.38%, 6/8/16 (6)	45,700	45,700

Texas – 1.6%

Texas Public Finance Authority Municipal Interest Bearing CP, (Texas State Gtd.) 0.50%, 6/16/16	67,100	67,100

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 18.5% – continued

Vermont – 0.5%

Vermont EDA Municipal Interest Bearing CP, (JPMorgan Chase Bank N.A. LOC) 0.60%, 8/12/16	$22,000	$22,000
West Virginia – 0.9%

West Virginia State Hospital Finance Authority Revenue Refunding Bonds, Series A, Cabell Hospital, (Branch Banking & Trust Co. LOC) 0.38%, 6/8/16 (6)	40,130	40,130
Total Municipal Investments
(Cost $798,635)		798,635

Investments, at Amortized Cost
($4,156,414)		4,156,414

REPURCHASE AGREEMENTS – 3.9%

Joint Repurchase Agreements – 0.4% (7)(8)

Bank of America Securities LLC, dated 5/31/16, repurchase price $8,325 0.25%, 6/7/16	8,325	8,325

Societe Generale, New York Branch, dated 5/31/16, repurchase price $8,326 0.29%, 6/7/16	8,325	8,325
		16,650

Repurchase Agreements – 3.5% (9)

Citigroup Global Markets, Inc., dated 5/31/16, repurchase price $60,001 0.31%, 6/1/16	60,000	60,000

JPMorgan Securities LLC, dated 5/31/16, repurchase price $15,008 0.53%, 7/5/16	15,000	15,000

JPMorgan Securities LLC, dated 5/31/16, repurchase price $15,010 0.68%, 9/3/16	15,000	15,000

JPMorgan Securities LLC, dated 5/31/16, repurchase price $63,040 0.68%, 8/30/16	63,000	63,000
		153,000
Total Repurchase Agreements
(Cost $169,650)		169,650

Total Investments – 100.3%
(Cost $4,326,064) (10)		4,326,064
Liabilities less Other Assets – (0.3)%		(14,856)
NET ASSETS – 100.0%		$4,311,208

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.
(2)	Variable rate security. Rate as of May 31, 2016 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	Variable rate security. Rate as of May 31, 2016 is disclosed.
(4)	Restricted security has been deemed illiquid. At May 31, 2016, the value of this restricted illiquid security amounted to approximately $52,921,000 or 1.2% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
National Bank of Canada, 0.64%, 8/25/16	5/27/16	$52,921

(5)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	Variable rate security. Rate as of May 31, 2016 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(7)	Interest rates are reset daily and interest is payable monthly.
(8)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$ 6,908	3.13% — 3.75%	8/15/43 — 8/15/44
U.S. Treasury Notes	$10,015	0.13%	4/15/18 — 1/15/22
Total	$16,923

(9)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
Common Stock	$ 16,208	Not Applicable	Not Applicable
FHLMC	$ 5,209	2.50% — 5.50%	11/1/25 — 5/1/46
FNMA	$ 75,137	2.50% — 8.00%	11/1/22 — 5/1/46
U.S. Treasury Notes	$ 61,200	0.88% — 1.38%	5/15/19 — 3/31/20
Total	$157,754

(10)	The cost for federal income tax purposes was approximately $4,326,064,000.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued	MAY 31, 2016 (UNAUDITED)

At May 31, 2016, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	30.6%
2 - 15 Days	15.8
16 - 30 Days	10.3
31 - 60 Days	9.1
61 - 97 Days	26.7
98 - 180 Days	3.4
181 - 270 Days	1.3
271 - 366 Days	2.8

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2016:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Prime Obligations Portfolio (1)	$–	$4,326,064	$–	$4,326,064

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2015.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABS	- Asset-Backed Securities
AMT	- Alternative Minimum Tax
CP	- Commercial Paper
EDA	- Economic Development Authority
FFCB	- Federal Farm Credit Bank
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
G.O.	- General Obligation
Gtd.	- Guaranteed
LOC	- Letter of Credit

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2016 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 8 portfolios as of May 31, 2016, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser and administrator for the Prime Obligations Portfolio (the “Portfolio”). Northern Trust serves as the sub-administrator, custodian and transfer agent for the Trust. Northern Funds Distributors, LLC is the Trust’s distributor.

The Portfolio is authorized to offer five classes of shares: Shares, Service Shares, Premier Shares, GFS Shares and Williams Capital Shares. Each class is distinguished by the level of administrative and liaison services provided. At May 31, 2016, Shares, Service Shares and GFS Shares were outstanding. Premier Shares and Williams Capital Shares are not currently offered to shareholders.

See ADDITIONAL INFORMATION — OTHER MATTERS on page 18 for a discussion of upcoming changes to the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standard Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Portfolio are currently valued at amortized cost, which NTI, as authorized by the Board of Trustees of the Trust (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. See ADDITIONAL INFORMATION — OTHER MATTERS on page 18 for a discussion of upcoming changes to the valuation policies of the Portfolio.

If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to: the type of security; the current financial position of the issuer; the cost of the investment; information as to any transaction or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement by which it purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and a liquidity feature which allows the Portfolio to resell the security quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), the Portfolio and other portfolios of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio has entered into such joint repurchase agreements at May 31, 2016, as reflected in the accompanying Schedule of Investments.

The Portfolio may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Portfolio to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolio manages its cash collateral and securities collateral on a counterparty basis. As of May 31, 2016, the Portfolio has not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to netting agreements.

The following table presents the repurchase agreements, which are subject to netting agreements, as well as the collateral delivered related to those repurchase agreements.

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT
Prime Obligations	Bank of America	$8,325	$(8,325)	$—
	Citigroup	60,000	(60,000)	—
	JPMorgan	93,000	(93,000)	—
	Societe Generale	8,325	(8,325)	—
	Total	$169,650	$(169,650)	$—

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to the Portfolio are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolio’s capital accounts. These reclassifications may relate to net operating losses, non-deductible taxes paid and distribution reclassifications. These reclassifications have no impact on the net assets or the net asset value per share of the Portfolio.

PRIME OBLIGATIONS PORTFOLIO	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

MAY 31, 2016 (UNAUDITED)

At November 30, 2015, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)		CAPITAL STOCK
Prime Obligations	$104		$(103)		$(1)

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Portfolio’s ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the Portfolio as of November 30, 2015.

At November 30, 2015, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

Amount in thousands	UNDISTRIBUTED ORDINARY INCOME*
Prime Obligations	$438

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended November 30, 2015 and 2014 was as follows:

	DISTRIBUTED FROM ORDINARY INCOME*
Amounts in thousands	2015	2014
Prime Obligations	$1,726	$518

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns filed for the fiscal years ended November 30, 2012 through November 30, 2014 remain subject to examination by the Internal Revenue Service. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolio will be recorded as interest expense and other expenses, respectively, on the Statement of Operations.

3. BANK BORROWINGS

The Trust and the Northern Funds jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 23, 2015, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent per annum. In addition, there is an annual commitment fee of 0.10 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations. The Credit Facility will expire on November 21, 2016, unless renewed.

During the six months ended May 31, 2016, the Portfolio did not have any borrowings. The Portfolio did not incur any interest expense for the six months ended May 31, 2016.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of 0.13 percent of the Portfolio’s average daily net assets.

NTI has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statement of Operations, to adhere to the expense limitation of 0.15 percent of the Portfolio’s average daily net assets. The contractual expense reimbursement described above is expected to continue until at least April 1, 2017. The contractual expense reimbursement will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

The expenses reimbursed during the six months ended May 31, 2016, under the contractual expense reimbursement arrangement previously described are shown as “Less expenses contractually reimbursed by investment adviser” in the Statement of Operations. The contractual expense reimbursement receivable at May 31, 2016 is shown as “Receivable from affiliate for expense reimbursements” in the Statement of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolio by NTI.

In addition, in order to avoid a negative yield, NTI may reimburse additional expenses of the Portfolio, as necessary. Any such expense reimbursement would be voluntary and could be implemented, increased or decreased or discontinued at any time. Any such reimbursement is paid monthly to the Portfolio by NTI. There is no guarantee the Portfolio will be able to avoid a negative yield. During the six months ended May 31, 2016, NTI did not voluntarily reimburse any expenses of the Portfolio.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets for all share classes of the Portfolio.

As compensation for custody services, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. Custodian credits, if any, are shown as “Less custodian credits” in the Statement of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolio, received no compensation from the Portfolio under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

For the six months ended May 31, 2016, the Portfolio engaged in purchases and/or sales of securities from an affiliated entity:

Amount in thousands	PURCHASES	SALES*
Prime Obligations	$187,070	$(231,635)

*	During the six months ended May 31, 2016, the realized gain (loss) associated with these transactions is zero.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended May 31, 2016, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Shares	$10,260,016	$249	$(9,945,051)	$315,214
Service Shares	118,648	1	(107,651)	10,998
GFS Shares	1,851,820	—	(1,876,030)	(24,210)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended November 30, 2015, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Shares	$15,679,291	$90	$(15,719,018)	$(39,637)
Service Shares	149,620	2	(148,734)	888
GFS Shares	2,975,696	—	(2,895,405)	80,291

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

PRIME OBLIGATIONS PORTFOLIO	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

MAY 31, 2016 (UNAUDITED)

7. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

8. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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PRIME OBLIGATIONS PORTFOLIO

ADDITIONAL INFORMATION	MAY 31, 2016 (UNAUDITED)

OTHER MATTERS

On July 23, 2014, the SEC voted to amend the rules under the 1940 Act which currently govern the operations of the Portfolio. The new rules represent a substantial change for the industry, and they vary based on the type of fund and investor. The rules provide a distinction between retail and institutional money market funds. To be considered a retail fund, the fund must maintain policies and procedures reasonably designed to limit all beneficial owners of the fund to “natural persons.” The new requirements include:

•

Government funds are required to invest at least 99.5% of their total assets (previously 80%) in cash, U.S. government securities issued or guaranteed by the U.S. government or its agencies and instrumentalities and/or repurchase agreements “collateralized fully” by cash or U.S. government securities.

•

Floating net asset value (“NAV”) — Only institutional prime and institutional municipal/ tax-exempt funds will be required to move to a floating NAV. Funds subject to this requirement will need to round daily NAVs to the fourth decimal point (e.g., $1.0000), rather than the current practice whereby NAVs are fixed at $1.00 per share.

•

Liquidity fees and redemption gates — Under the new rules, all money market funds (except for government money market funds, for which liquidity fees and gates are optional) may impose fees or temporarily suspend redemptions if the fund’s level of weekly liquid assets falls below a certain threshold:

•

If a fund’s weekly liquid assets fall below 30%, the board would be allowed to impose a liquidity fee of up to 2% on all redemptions and/or suspend investor redemptions for up to 10 business days during any 90-day period.

•	If a fund’s weekly liquid assets fall below 10%, the board is required to impose a 1% liquidity fee unless the board determines to impose a different fee or no fee.

•	In addition, all money market funds are subject to new diversification and enhanced stress-testing requirements, along with enhanced disclosure and reporting requirements.

In order to provide market participants adequate time to prepare for these changes, the compliance date for the amendments relating to government fund investment thresholds, floating NAV and liquidity fees and redemption gates is October 14, 2016.

Effective on or before October 14, 2016 (but in no event earlier than September 30, 2016), it is expected that the Portfolio will no longer use the amortized cost method of valuation to seek to maintain a stable $1.00 NAV per share and will have a floating NAV rounded to the fourth decimal place, which means the Portfolio will be required to sell and redeem its shares based on a share price that will fluctuate based on the current market value of the securities in the Portfolio’s holdings. In addition, effective as of October 14, 2016, the Portfolio may impose a liquidity fee upon the redemption of your shares or may temporarily suspend your ability to redeem shares if the Portfolio’s weekly liquid assets falls below certain minimums and the Portfolio’s Board of Trustees determines that the liquidity fee or suspension of redemptions is in the best interests of the Portfolio. As a result of these changes, the Portfolio will be designated as an institutional money market fund. Shareholders will be given written notice before the effectiveness of these changes.

Shareholders will be notified of any additional material changes to the Portfolio that result from the money market reforms.

PRIME OBLIGATIONS PORTFOLIO	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

FUND EXPENSES	MAY 31, 2016 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2015 through May 31, 2016.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/15 - 5/31/16” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

PRIME OBLIGATIONS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2015	ENDING ACCOUNT VALUE 5/31/2016	*EXPENSES PAID 12/1/2015 - 5/31/2016
Actual	0.15%	$1,000.00	$1,001.80	$0.75
Hypothetical**	0.15%	$1,000.00	$1,024.25	$0.76
SERVICE SHARES
Actual	0.15%	$1,000.00	$1,001.80	$0.75
Hypothetical**	0.15%	$1,000.00	$1,024.25	$0.76
GFS SHARES
Actual	0.15%	$1,000.00	$1,001.80	$0.75
Hypothetical**	0.15%	$1,000.00	$1,024.25	$0.76

*	Expenses are calculated using the Portfolio’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2016. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (366).

**	Hypothetical expenses are based on the Portfolio’s actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees (the “Board” or the “Trustees”) of Northern Institutional Funds (the “Trust”) oversees the management, and reviews the investment performance and expenses of the Prime Obligations Portfolio (the “Portfolio”) at regularly scheduled meetings held during the Portfolio’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Portfolio with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Portfolio by the Board of Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 18-19, 2016 (the “Annual Contract Meeting”).

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. The Trustees received written materials and verbal presentations relating to the Management Agreement in preparation for their consideration of the Management Agreement, as well as reports from the Board’s Governance Committee, which reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered the applicable reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Portfolio. The Trustees noted that the evaluation process with respect to Northern is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services received both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Portfolio in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and cybersecurity program; (iv) fees charged to and expenses borne by the Portfolio; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Portfolio; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Portfolio by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Portfolio’s investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, a third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements) of the Portfolio in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fee charged to the Portfolio compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Portfolio and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Portfolio; (viii) the fees paid by the Portfolio to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Portfolio. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for the Portfolio, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and the administrative and other non-advisory services that are provided to the Portfolio by Northern and its affiliates. These services include acting as the Portfolio’s administrator and sub- administrator, custodian and transfer agent and providing other services necessary for the operation of the Portfolio and the Trust. It was noted that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern. The Trustees considered the quality of

PRIME OBLIGATIONS PORTFOLIO	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

MAY 31, 2016 (UNAUDITED)

Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Portfolio. They noted Northern’s enhancements to technology in prior years including enhancements to cybersecurity controls. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Portfolio’s regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Portfolio by Northern, including its oversight of the Portfolio’s day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from Northern regarding the Portfolio’s compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Portfolio’s service providers and the continued active involvement of Northern’s internal audit group in reviewing operations related to the Portfolio. The Trustees also took into account that the scope of services provided by Northern, and of the undertakings required of Northern in connection with those services, including maintaining and monitoring their own and the Portfolio’s compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees also noted Northern’s undertakings and preparations with respect to the Portfolio and its shareholders to address the amendments to Rule 2a-7 of the 1940 Act.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior and investment personnel. The Trustees also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of investment approach with respect to the Portfolio. The Trustees also noted Northern’s and its affiliates’ strong financial position, stability and willingness to support the Portfolio through expense reimbursements. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to continue to provide quality services to the Portfolio.

Performance

The Trustees considered the investment performance of the Portfolio. They first considered whether the Portfolio had operated within its investment objectives, as well as its compliance with its investment restrictions. The Trustees also took into account the low interest rate environment in which the Portfolio was operating and any contributions by Northern to the Portfolio to prevent negative yield. The Trustees received information on the Portfolio’s investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Portfolio to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Broadridge. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Portfolio with the funds included in its peer group and peer universe. Among other performance data considered, the Trustees noted that the performance of the Portfolio was above its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2016.

The Trustees took into account management’s discussion of the Portfolio’s performance. They considered the Portfolio’s investment performance relative to the investor base the Portfolio is intended to serve. The Trustees noted the potential impact of the relative risk parameters of the Portfolio. Specifically, they took into consideration that Northern’s more risk averse investment strategies may cause the Portfolio to underperform against its peers during certain market environments. The Trustees also took into consideration the steps taken by Northern to manage the Portfolio to maintain a stable net asset value during the recent market and economic environments, including in relation to the low interest rate environment.

The Trustees concluded, based on the information received, that the Portfolio’s performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Portfolio’s contractual management fee rate and management fee paid by the Portfolio after taking into account any expense reimbursements; the Portfolio’s total operating expense ratio; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Portfolio; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolio. The Trustees also noted certain actions taken by Northern over the years to reduce Portfolio expenses, such as service provider fee reductions.

The Trustees reviewed information on the fee rate paid by the Portfolio under the Management Agreement and the Portfolio’s total operating expense ratio compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. In comparing the Portfolio’s contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. Among other data, the Trustees considered that the Portfolio’s net management fee was above its Broadridge peer group median. They also considered that the total expense ratio after reimbursement of expenses for the

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

APPROVAL OF MANAGEMENT AGREEMENT continued	MAY 31, 2016 (UNAUDITED)

Portfolio was below its Lipper category objective median. The Trustees took into account Northern’s discussion of the Portfolio’s expenses, including the explanation that Broadridge used fiscal year end data and that Broadridge peer funds experienced different interest rate levels during their fiscal years and thus different gross yields, which determined the actual expenses of those funds. The Trustees also noted that Northern had waived and/or reimbursed management fees for the Portfolio. The Trustees also reviewed information comparing the Portfolio’s fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. The Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Portfolio and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fee paid by the Portfolio.

In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a portfolio-by-portfolio basis and an overall basis and both before and after distribution and certain non-distribution costs. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to the Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent. The Trustees also noted that Northern pays the Portfolio’s sub-administrative fees from the management fee. The Trustees also reviewed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s fee waivers and expense reimbursements during the year and took into account the high quality of the services received by the Portfolio from Northern, as well as the type of fund. The Trustees also noted cost savings initiatives implemented by Northern over the years. The Trustees also considered that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Portfolio. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of the Portfolio did not have breakpoints. They took into account management’s discussion of the Portfolio’s management fee structure and considered Northern’s view that the Portfolio is sharing in economies of scale through the level at which the Portfolio’s management fee is set and through Northern’s contractual expense reimbursements that limit the expenses for the Portfolio to specific levels. The Trustees also noted that the Portfolio’s contractual fee was below the median of its expense peer group and that total expenses of the Portfolio after reimbursements were below the objective median of its Lipper category.

The Trustees determined that the Portfolio’s current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Portfolio. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Portfolio’s shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Portfolio provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also considered the extent to which Northern and its other clients benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios. The Trustees also noted the benefits to Northern and its affiliates from the ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded with respect to the Portfolio that the management fee paid by the Portfolio was reasonable in light of the services provided by Northern, its costs and the Portfolio’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of the Portfolio and its shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement for an additional one-year term.

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PRIME OBLIGATIONS PORTFOLIO

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ website at northerntrust.com/institutional or the SEC’s website at www.sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

PRIME OBLIGATIONS PORTFOLIO	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	LIQUID ASSETS PORTFOLIO

12	NOTES TO THE FINANCIAL STATEMENTS

16	ADDITIONAL INFORMATION

17	FUND EXPENSES

18	APPROVAL OF MANAGEMENT AGREEMENT

21	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds Liquid Assets Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Liquid Assets Portfolio prospectus, which contains more complete information about Northern Institutional Funds Liquid Assets Portfolio’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value/No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2016 (UNAUDITED)

Amounts in thousands, except per share data	LIQUID ASSETS PORTFOLIO
ASSETS:
Investments, at amortized cost, which approximates fair value	$5,667,831
Repurchase agreements, at cost, which approximates fair value	410,970
Interest income receivable	4,267
Receivable for securities sold	12,363
Receivable for fund shares sold	202,765
Receivable from affiliate for expense reimbursements	469
Prepaid and other assets	18
Total Assets	6,298,683
LIABILITIES:
Cash overdraft	215,019
Payable for securities purchased	83,000
Distributions payable to shareholders	2,553
Payable to affiliates:
Management fees	478
Custody fees	55
Transfer agent fees	72
Trustee fees	12
Accrued other liabilities	49
Total Liabilities	301,238
Net Assets	$5,997,445
ANALYSIS OF NET ASSETS:
Capital stock	$5,997,347
Accumulated undistributed net realized gain	98
Net Assets	$5,997,445
Total Shares Outstanding (no par value, unlimited shares authorized)	5,997,346
Net Asset Value, Redemption and Offering Price Per Share	$1.00

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED)

Amounts in thousands	LIQUID ASSETS PORTFOLIO
INVESTMENT INCOME:
Interest income	$13,303
Total Investment Income	13,303
EXPENSES:
Management fees	2,659
Custody fees	300
Transfer agent fees	399
Printing fees	8
Professional fees	42
Trustee fees	41
Other	26
Total Expenses	3,475
Less expenses contractually reimbursed by investment advisor	(2,599)
Less custodian credits	(19)
Net Expenses	857
Net Investment Income	12,446
NET REALIZED GAINS:
Net realized gains on:
Investments	97
Net Gains	97
Net Increase in Net Assets Resulting from Operations	$12,543

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED)

OR THE FISCAL YEAR ENDED NOVEMBER 30, 2015

	LIQUID ASSETS PORTFOLIO
Amounts in thousands	2016	2015
OPERATIONS:
Net investment income	$12,446	$8,000
Net realized gains on:
Investments	97	90
Net increase from payment by affiliate (Note 5)	–	565
Net Increase in Net Assets Resulting from Operations	12,543	8,655
CAPITAL SHARE TRANSACTIONS:(1)
Net increase in net assets resulting from capital share transactions	123,726	4,003,745
Net Increase in Net Assets Resulting from Capital Share Transactions	123,726	4,003,745
DISTRIBUTIONS PAID:
From net investment income	(12,460)	(8,000)
From net realized gains	(1)	–
Total Distributions Paid	(12,461)	(8,000)
Total Increase in Net Assets	123,808	4,004,400
NET ASSETS:
Beginning of period	5,873,637	1,869,237
End of period	$5,997,445	$5,873,637
Accumulated Undistributed Net Investment Income	$–	$14

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS	SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

LIQUID ASSETS PORTFOLIO
Selected per share data	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	–	–	–	–	–	–
Net realized gains (losses)(1)	–	–	–	–	–	–
Net increase from payment by affiliate (Note 5)	–	– (2)	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	–	–	–	–	–
From net realized gains	– (3)	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	0.23%	0.19%	0.08%	0.11%	0.12%	0.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$5,997,445	$5,873,637	$1,869,237	$1,689,402	$1,279,777	$1,426,974
Ratio to average net assets of:(5)
Expenses, net of waivers, reimbursements and credits	0.03%	0.03%	0.09%	0.10%	0.10%	0.10%
Expenses, before waivers, reimbursements and credits	0.13%	0.13%	0.27%	0.37%	0.37%	0.37%
Net investment income, net of waivers, reimbursements and credits	0.47%	0.20%	0.08%	0.10%	0.12%	0.11%
Net investment income (loss), before waivers, reimbursements and credits	0.37%	0.10%	(0.10)%	(0.17)%	(0.15)%	(0.16)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Per share amount from net increase from payment by affiliate was less than $0.01 per share.
(3)	Per share amounts from distributions paid from net realized gains were less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ABS COMMERCIAL PAPER – 10.0%

ABS Other – 10.0%

Atlantic Asset Securitization LLC, 0.54%, 7/18/16	$32,000	$31,978

Barton Capital S.A., 0.64%, 8/2/16 (1)	41,000	40,956

Bennington Stark Capital Co. LLC, 0.66%, 7/18/16 (1)	46,000	45,961

Concord Minutemen Capital Co. LLC, Class A, 0.43%, 6/13/16 (1)	10,000	9,999

Gotham Funding, 0.50%, 6/23/16 (1)	22,436	22,429

Kells Funding LLC, 0.60%, 7/28/16 (1)	75,000	74,928

0.59%, 8/9/16 (1)	35,000	34,960

Lexington Parker Capital Co. LLC, 0.41%, 6/2/16 (1)	23,000	23,000

LMA Americas LLC, 0.64%, 8/4/16 (1)	50,000	49,944

Old Line Funding LLC, 0.65%, 8/9/16 (1)	55,000	54,931

0.66%, 8/24/16 (1)	50,000	49,924

Ridgefield Funding Co. LLC, 0.63%, 8/8/16 (1)	55,000	54,936

0.66%, 8/15/16	59,000	58,916

Victory Receivables Corp., 0.51%, 6/20/16	25,000	24,993
0.50%, 6/27/16 (1)	21,000	20,993
		598,848
Total ABS Commercial Paper
(Cost $598,848)		598,848

ASSET-BACKED SECURITIES – 0.1%

ABS Other – 0.1%

Dell Equipment Finance Trust, Series 2015-2, 0.53%, 10/24/16 (1)	4,626	4,626
Total Asset-Backed Securities
(Cost $4,626)		4,626

CERTIFICATES OF DEPOSIT – 29.3%

Banking – 29.3%

Australia and New Zealand Banking, 0.65%, 6/22/16	55,000	55,000

Bank of Montreal, Chicago Branch, 0.56%, 8/10/16	80,000	80,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 29.3% – continued

Banking – 29.3% continued

Bank of Nova Scotia, Houston Branch, 0.79%, 6/13/16 (2)	$2,000	$2,000

0.79%, 6/21/16 (2)	30,000	30,000

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.70%, 7/5/16	35,000	35,000

0.71%, 8/22/16	31,000	31,000

Bank of Tokyo-Mitsubishi UFJ, New York, 0.70%, 6/29/16	40,000	40,000

BNP Paribas S.A., New York Branch, 0.67%, 6/1/16	40,000	40,000

0.58%, 8/2/16	70,500	70,500

Canadian Imperial Bank of Commerce, 0.78%, 7/25/16	50,000	50,000

0.78%, 7/26/16	58,500	58,511

0.78%, 8/2/16	60,000	60,000

Citibank N.A., 0.65%, 6/2/16	29,000	29,000

0.71%, 7/8/16	36,000	36,000

0.71%, 7/18/16	50,000	50,000

0.62%, 8/25/16	40,000	40,000

Citibank N.A., New York Branch, 0.58%, 7/13/16	30,000	30,000

Credit Agricole Corporate and Investment Bank, New York, 0.74%, 6/3/16	31,000	31,000

Credit Agricole S.A., London Branch, 0.62%, 6/1/16	60,000	60,000

Credit Industriel et Commercial, New York, 0.62%, 7/18/16	50,000	50,000

Credit Suisse A.G., New York Branch, 0.95%, 7/12/16	34,000	34,000

0.97%, 8/5/16	17,000	17,000

DNB Nor Bank ASA, New York Branch, 0.81%, 7/14/16	36,000	36,003

Mitsubishi UFJ Trust & Banking Corp., 0.65%, 6/27/16	45,000	45,000

0.65%, 7/28/16	22,000	22,000

Mizuho Bank Ltd, 0.61%, 8/1/16	25,000	25,000

Mizuho Bank Ltd., New York Branch, 0.62%, 7/22/16	55,000	55,000

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 29.3% – continued

Banking – 29.3% – continued

Natixis S.A., New York Branch, 0.68%, 6/3/16	$80,000	$80,000

0.66%, 6/6/16	25,000	25,000

Norinchukin Bank, New York Branch, 0.62%, 6/1/16	55,000	55,000

0.69%, 8/25/16	43,000	43,000

State Street Bank & Trust Co., 0.73%, 6/27/16	48,000	48,000

Sumitomo Mitsui Banking Corp., New York, 0.71%, 7/18/16	60,000	60,000

0.71%, 8/15/16	45,000	45,000

Toronto Dominion Bank, New York Branch, 0.78%, 6/15/16 (2)	35,000	35,000

Toronto Dominion Bank, New York, 0.78%, 7/29/16	60,000	60,000

Wells Fargo Bank N.A., 0.79%, 6/8/16 (2)	65,000	65,000

0.72%, 6/22/16 (2)	20,000	20,000

0.85%, 7/21/16	52,000	52,006

0.85%, 8/1/16	25,000	25,000

0.84%, 8/23/16	30,000	30,013
		1,755,033
Total Certificates of Deposit
(Cost $1,755,033)		1,755,033

COMMERCIAL PAPER – 7.2%

Banking – 4.8%

DBS Bank Ltd., 0.53%, 7/26/16 (1)	43,000	42,965

ING Bank N.V., 0.72%, 8/23/16	53,000	52,913

ING US Funding LLC, 0.71%, 8/5/16	50,000	49,937

National Australia Bank Ltd., 0.75%, 6/9/16	40,000	39,994

National Bank of Canada, 0.64%, 8/25/16 (1)(3)	71,000	70,894

United Overseas Bank Ltd., 0.66%, 7/19/16 (1)	28,000	27,976
		284,679

Brokerage – 0.7%

JP Morgan Securities LLC, 0.86%, 7/26/16	41,000	40,947

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 7.2% – continued

Foreign Agencies – 1.7%

Caisse Des Depots Et Consignations, 0.61%, 6/1/16 (1)	$24,000	$24,000

Korea Development Bank, 0.70%, 6/2/16	30,000	29,999

0.70%, 6/21/16	50,000	49,981
		103,980
Total Commercial Paper
(Cost $429,606)		429,606

CORPORATE NOTES/BONDS – 1.6%

Automotive – 0.6%

Toyota Motor Credit Corp., 0.65%, 6/13/16 (4)	35,000	35,000

Banking – 0.4%

Bank of Nova Scotia, 1.38%, 7/15/16	25,000	25,017

Diversified Manufacturing – 0.1%

General Electric Co., 1.28%, 7/12/16 (4)	5,000	5,004

Foreign Agencies – 0.1%

Export Development Canada, 0.47%, 6/1/16 (1)(2)	5,000	5,000

Retailers – 0.2%

Wal-Mart Stores, 5.31%, 6/1/16 (4)	13,000	13,000

Supranational – 0.2%

International Bank for Reconstruction & Development, 0.47%, 6/1/16 (2)	15,000	15,000
Total Corporate Notes/Bonds
(Cost $98,021)		98,021

EURODOLLAR TIME DEPOSITS – 15.2%

Banking – 15.2%

Australia and New Zealand Banking, 0.30%, 6/1/16	99,000	99,000

Credit Industriel et Commercial, 0.30%, 6/1/16	230,000	230,000

DNB Bank ASA, Grand Cayman Branch, 0.28%, 6/1/16	148,745	148,745

Shizuoka Bank Ltd., New York Branch, 0.44%, 6/1/16	34,000	34,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
EURODOLLAR TIME DEPOSITS – 15.2% – continued

Banking – 15.2% – continued

0.44%, 6/3/16	$33,000	$33,000

0.44%, 6/7/16	33,000	33,000

Skandinaviska Enskilda Banken AB, 0.28%, 6/1/16	265,000	265,000

Swedbank AB, New York Branch, 0.28%, 6/1/16	70,000	70,000
		912,745
Total Eurodollar Time Deposits
(Cost $912,745)		912,745

U.S. GOVERNMENT AGENCIES – 14.3% (5)

Federal Farm Credit Bank – 4.7%

FFCB Discount Notes, 0.38%, 9/28/16	25,000	24,970

0.36%, 10/3/16	15,000	14,982

0.38%, 10/7/16	25,000	24,967

0.63%, 11/29/16	50,000	49,844

FFCB Notes, 0.44%, 6/2/16 (2)	10,000	9,999

0.41%, 6/6/16 (2)	25,000	24,999

0.45%, 6/13/16 (2)	5,000	4,999

0.44%, 6/19/16 (2)	9,000	9,000

0.42%, 6/20/16 (2)	25,000	25,000

0.47%, 6/22/16 (2)	52,000	51,966

0.40%, 6/28/16 (4)	25,000	25,000

0.47%, 6/29/16 (2)	5,000	4,999

0.46%, 6/30/16 (2)	11,000	11,001
		281,726

Federal Home Loan Bank – 8.4%

FHLB Bonds, 0.52%, 9/16/16	10,000	9,999

0.50%, 9/28/16	5,000	5,002

0.80%, 3/30/17	5,000	5,000

FHLB Discount Notes, 0.39%, 6/7/16	5,000	5,000

0.30%, 6/13/16	10,000	9,999

0.39%, 6/14/16	15,000	14,998

0.30%, 6/16/16	30,000	29,996

0.45%, 10/25/16	10,000	9,982

0.60%, 12/14/16	59,000	58,807

FHLB Notes, 0.51%, 6/1/16 (2)	50,000	50,000

0.41%, 6/8/16 (2)	10,000	10,000

0.38%, 6/13/16 (2)	25,000	25,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 14.3% (5) – continued

Federal Home Loan Bank – 8.4% – continued

0.62%, 6/13/16 (2)	$10,000	$10,000

0.52%, 6/17/16 (2)	10,000	10,000

0.38%, 6/19/16 (2)	25,000	25,000

0.39%, 6/22/16 (2)	26,000	26,000

0.44%, 6/25/16 (2)	30,000	30,000

0.44%, 6/27/16 (2)	50,000	50,000

0.54%, 6/27/16 (2)	10,000	10,000

0.57%, 8/8/16 (2)	15,000	14,999

0.49%, 8/13/16 (2)	20,000	19,998

0.50%, 8/25/16 (2)	35,000	35,000

0.54%, 8/27/16 (2)	40,000	40,000
		504,780

Federal Home Loan Mortgage Corporation – 0.9%

FHLMC Notes, 0.42%, 6/16/16 (2)	24,000	24,000

0.49%, 6/27/16 (2)	30,000	29,995
		53,995

Federal National Mortgage Association – 0.3%

FNMA Bond, 5.25%, 9/15/16	10,000	10,139

FNMA Note, 0.45%, 6/5/16 (2)	5,000	4,999
		15,138
Total U.S. Government Agencies
(Cost $855,639)		855,639

U.S. GOVERNMENT OBLIGATIONS – 9.7%

U.S. Treasury Bills – 2.0%

0.33%, 7/21/16	13,000	12,994

0.23%, 9/15/16	11,000	10,993

0.47%, 11/10/16	35,000	34,926

0.51%, 11/10/16	35,000	34,921

0.61%, 4/27/17	25,000	24,861
		118,695

U.S. Treasury Floating Rate Notes – 4.8%

0.40%, 6/1/16 (2)	16,000	16,000

0.52%, 6/1/16 (2)	50,000	49,986

0.54%, 6/1/16 (2)	101,000	101,018

0.62%, 6/1/16 (2)	120,000	120,071
		287,075

U.S. Treasury Notes – 2.9%

0.63%, 10/15/16	11,000	11,012

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 9.7% – continued

U.S. Treasury Notes – 2.9% – continued

0.38%, 10/31/16	$11,000	$11,001

0.63%, 11/15/16	22,000	22,012

0.50%, 11/30/16	34,000	34,006
0.63%, 5/31/17	100,000	100,007
		178,038
Total U.S. Government Obligations
(Cost $583,808)		583,808

MUNICIPAL INVESTMENTS – 7.1%

California – 1.6%

Alameda Public Financing Authority Revenue Bonds, Series B, Alameda Point Project, (MUFG Union Bank N.A. LOC), 0.45%, 6/8/16 (6)	3,150	3,150

Orange County Housing Authority Apartment Development Revenue Refunding Bonds, Series I, Oasis Martinique, (FNMA LOC), 0.43%, 6/8/16 (6)	34,000	34,000

Riverside County COPS Taxable Revenue Bonds, (State Street Bank & Trust Co. LOC), 0.40%, 6/8/16 (6)	3,400	3,400

State of California Municipal Interest Bearing CP, (Wells Fargo Bank N.A. LOC), 0.65%, 7/21/16	26,000	26,000

University of California General Revenue Bonds, Series AL-1, 0.37%, 6/8/16 (6)	29,700	29,700
		96,250

Florida – 0.9%

Capital Trust Agency Housing Revenue Bonds, Series A, Atlantic Housing Foundation, (FNMA LOC), 0.42%, 6/8/16 (6)	55,470	55,470

Illinois – 0.2%

Lexington Financial Services LLC, (Bank of America N.A. LOC), 0.57%, 6/8/16 (6)	11,600	11,600

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 7.1% – continued

Maryland – 1.0%

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series E, University of Maryland Medical System, (Bank of Montreal LOC), 0.40%, 6/8/16 (6)	$40,500	$40,500

Montgomery County Municipal Interest Bearing CP, 0.42%, 6/3/16	19,600	19,600
		60,100

New Jersey – 0.1%

New Jersey State Housing & Mortgage Finance Agency Multifamily Taxable Revenue Refunding Bonds, Series 2007I, (Bank of America N.A. LOC), 0.42%, 6/8/16 (6)	5,950	5,950

New York – 1.7%

New York City Health & Hospital Corp. Revenue Bonds, Series B, Health System, (TD Bank N.A. LOC), 0.42%, 6/8/16 (6)	32,920	32,920

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Subseries F1B, 0.39%, 6/8/16 (6)	50,000	50,000

New York G.O. Unlimited Bonds, Fiscal 2008, Subseries J-8-R, (Sumitomo Mitsui Banking Corp. LOC), 0.41%, 6/8/16 (6)	15,000	15,000

RBC Municipal Products, Inc. Trust Revenue Bonds, Taxable Floater Notes, Series E-51, (Royal Bank of Canada LOC), 0.70%, 7/1/16 (1)(6)	4,640	4,640
		102,560

Tennessee – 0.2%

Johnson City Health & Educational Facilities Board Revenue Bonds, Series B, Mountain States Health Alliance, (PNC Bank N.A. LOC), 0.41%, 6/8/16 (6)	13,365	13,365

Vermont – 0.5%

Vermont EDA Municipal Interest Bearing CP, (JPMorgan Chase Bank N.A. LOC), 0.60%, 8/12/16	30,000	30,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 7.1% – continued

Wisconsin – 0.9%

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Marshfield, Series B, (JPMorgan Chase Bank N.A. LOC), 0.40%, 6/8/16 (6)	$54,210	$54,210
Total Municipal Investments
(Cost $429,505)		429,505

Investments, at Amortized
Cost ($5,667,831)		5,667,831

REPURCHASE AGREEMENTS – 6.9%

Joint Repurchase Agreements – 0.4% (7)(8)

Bank of America Securities LLC, dated 5/31/16, repurchase price $10,486 0.25%, 6/7/16	10,485	10,485

Societe Generale, New York Branch, dated 5/31/16, repurchase price $10,486 0.29%, 6/7/16	10,485	10,485
		20,970

Repurchase Agreements – 6.5% (9)

Bank of America N.A., dated 5/31/16, repurchase price $100,001 0.40%, 6/1/16	100,000	100,000

Citigroup Global Markets, Inc., dated 5/31/16, repurchase price $100,008 0.41%, 6/7/16	100,000	100,000

Goldman Sachs & Co., dated 5/31/16, repurchase price $15,009 0.66%, 9/3/16	15,000	15,000

HSBC Securities (USA), Inc., dated 5/31/16, repurchase price $40,019 0.48%, 9/3/16	40,000	40,000

JPMorgan Securities LLC, dated 5/31/16, repurchase price $10,006 0.68%, 8/30/16	10,000	10,000

JPMorgan Securities LLC, dated 5/31/16, repurchase price $30,019 0.68%, 9/3/16	30,000	30,000

JPMorgan Securities LLC, dated 5/31/16, repurchase price $35,018 0.53%, 7/5/16	35,000	35,000

Societe Generale S.A., dated 5/31/16, repurchase price $15,000 0.41%, 6/1/16	15,000	15,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 6.9% – continued

Repurchase Agreements – 6.5% (9) – continued

Societe Generale S.A., dated 5/31/16, repurchase price $45,021 0.48%, 7/5/16	$45,000	$45,000
		390,000
Total Repurchase Agreements
(Cost $410,970)		410,970

Total Investments – 101.4%
(Cost $6,078,801) (10)		6,078,801

Liabilities less Other Assets – (1.4)%		(81,356)
NET ASSETS – 100.0%		$5,997,445

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.
(2)	Variable rate security. Rate as of May 31, 2016 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	Restricted security has been deemed illiquid. At May 31, 2016, the value of this restricted illiquid security amounted to approximately $70,894,000 or 1.2% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
National Bank of Canada, 0.64%, 8/25/16	5/27/16	$70,894

(4)	Variable rate security. Rate as of May 31, 2016 is disclosed.
(5)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	Variable rate security. Rate as of May 31, 2016 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(7)	Interest rates are reset daily and interest is payable monthly.
(8)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$ 8,700	3.13% — 3.75%	8/15/43 — 8/15/44
U.S. Treasury Notes	$12,614	0.13%	4/15/18 — 1/15/22
Total	$21,314

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2016 (UNAUDITED)

(9)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
Common Stock	$ 48,873	Not Applicable	Not Applicable
Corporate Bonds	$107,124	1.35% — 7.63%	9/30/16 — 7/1/46
FHLMC	$ 93,280	0.00% — 9.04%	5/1/27 — 6/1/46
FNMA	$ 45,242	3.50% — 6.05%	4/1/31 — 12/25/41
GNMA	$123,779	1.61% — 5.76%	6/16/38 — 1/20/66
Total	$418,298

(10)	The cost for federal income tax purposes was approximately $6,078,801,000.

Percentages shown are based on Net Assets.

At May 31, 2016, the maturity analysis for the Portfolio as a percentage of investment was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	28.5%
2 - 15 Days	16.4
16 - 30 Days	11.8
31 - 60 Days	15.9
61 - 97 Days	19.3
98 - 180 Days	3.7
181 - 270 Days	2.3
271 - 366 Days	2.1

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2016:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Liquid Assets Portfolio (1)	$—	$6,078,801	$—	$6,078,801

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classification based on levels assigned to the securities on November 30, 2015.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABS – Asset-Backed Securities

COPS – Certificates of Participation

CP – Commercial Paper

EDA – Economic Development Authority

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

G.O. – General Obligation

LOC – Letter of Credit

See Notes to the Financial Statements.

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LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2016 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 8 portfolios as of May 31, 2016, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser and administrator for the Liquid Assets Portfolio (the “Portfolio”). Northern Trust serves as the sub-administrator, custodian and transfer agent for the Trust. Northern Funds Distributors, LLC is the Trust’s distributor.

See ADDITIONAL INFORMATION — OTHER MATTERS on page 16 for a discussion of upcoming changes to the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standard Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Portfolio are valued at amortized cost, which NTI, as authorized by the Board of Trustees of the Trust (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity.

If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to: the type of security; the current financial position of the issuer; the cost of the investment; information as to any transaction or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement by which it purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and a liquidity feature which allows the Portfolio to resell the security quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), the Portfolio and other portfolios of the Trust may enter into joint repurchase

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LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2016 (UNAUDITED)

agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio has entered into such joint repurchase agreements at May 31, 2016, as reflected in its accompanying Schedule of Investments.

The Portfolio may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Portfolio to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolio manages its cash collateral and securities collateral on a counterparty basis. As of May 31, 2016, the Portfolio has not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to netting agreements.

The following table presents the repurchase agreements, which are subject to netting agreements, as well as the collateral delivered related to those repurchase agreements.

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT
Liquid Assets	Bank of America	$110,485	$(110,485)	$—
	Citigroup	100,000	(100,000)	—
	Goldman Sachs	15,000	(15,000)	—
	HSBC Securities	40,000	(40,000)	—
	JPMorgan	75,000	(75,000)	—
	Societe Generale	70,485	(70,485)	—
	Total	$410,970	$(410,970)	$—

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses incurred which do not specifically relate to the Portfolio are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolio’s capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the net asset value per share of the Portfolio.

At November 30, 2015, the following reclassifications were recorded.

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Liquid Assets	$14	$(14)

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Portfolio’s ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the Portfolio as of November 30, 2015.

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LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2016 (UNAUDITED)

The following capital loss carryforwards were utilized at November 30, 2015, for U.S. Federal income tax purposes:

Amount in thousands
Liquid Assets	$639

At November 30, 2015, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

	UNDISTRIBUTED
Amount in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Liquid Assets	$1,209	$1

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended November 30, 2015 and 2014 was as follows:

	DISTRIBUTED FROM ORDINARY INCOME*
Amounts in thousands	2015	2014
Liquid Assets	$7,062	$1,368

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns filed for the fiscal years ended November 30, 2012 through November 30, 2014 remain subject to examination by the Internal Revenue Service. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolio will be recorded as interest expense and other expenses, respectively, on the Statement of Operations.

3. BANK BORROWINGS

The Trust and the Northern Funds jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 23, 2015, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent per annum. In addition, there is an annual commitment fee of 0.10 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations. The Credit Facility will expire on November 21, 2016, unless renewed.

During the six months ended May 31, 2016, the Portfolio did not have any borrowings. The Portfolio did not incur any interest expense for the six months ended May 31, 2016.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of 0.10 percent of the Portfolio’s average daily net assets.

NTI has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statement of Operations, to adhere to the expense limitation of 0.03 percent of the Portfolio’s average daily net assets. The contractual expense reimbursement arrangement is expected to continue until at least April 1, 2017. The contractual expense reimbursement arrangement will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

The expenses reimbursed during the six months ended May 31, 2016, under the contractual expense reimbursement arrangement previously described are shown as “Less expenses contractually reimbursed by investment adviser” in the Statement of Operations. The contractual expense reimbursement receivable at May 31, 2016 is shown as “Receivable from affiliate for expense reimbursements” in the Statement of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolio by NTI.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

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LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2016 (UNAUDITED)

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Portfolio.

As compensation for custody services, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. Custodian credits, if any, are shown as “Less custodian credits” in the Statement of Operations.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation from the Portfolio under the placement agency agreement. However, it received compensation from NTI for its services as placement agent pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

For the six months ended May 31, 2016, the Portfolio engaged in purchases and/or sales of securities from an affiliated entity:

Amounts in thousands	PURCHASES	SALES
Liquid Assets	$223,970	$—

On June 26, 2015, Northern Trust Corporation, the parent company of NTI, voluntarily made a cash contribution of approximately $565,000 to the Liquid Assets Portfolio to offset legacy net capital losses realized by the Liquid Assets Portfolio in certain securities. The contribution is shown on the Liquid Assets Portfolio’s Statement of Changes in Net Assets and Financial Highlights as “Net increase from payment by affiliate”.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended May 31, 2016, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$21,682,536	$ —	$(21,558,810)	$123,726

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended November 30, 2015, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$36,739,831	$ —	$(32,736,086)	$4,003,745

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

7. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

8. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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LIQUID ASSETS PORTFOLIO

ADDITIONAL INFORMATION	MAY 31, 2016 (UNAUDITED)

OTHER MATTERS

On July 23, 2014, the SEC voted to amend the rules under the 1940 Act which currently govern the operations of the Portfolio. The new rules represent a substantial change for the industry, and they vary based on the type of fund and investor. The rules provide a distinction between retail and institutional money market funds. To be considered a retail fund, the fund must maintain policies and procedures reasonably designed to limit all beneficial owners of the fund to “natural persons.” The new requirements include:

•

Government funds are required to invest at least 99.5% of their total assets (previously 80%) in cash, U.S. government securities issued or guaranteed by the U.S. government or its agencies and instrumentalities and/or repurchase agreements “collateralized fully” by cash or U.S. government securities.

•

Floating net asset value (“NAV”) — Only institutional prime and institutional municipal/ tax-exempt funds will be required to move to a floating NAV. Funds subject to this requirement will need to round daily NAVs to the fourth decimal point (e.g., $1.0000), rather than the current practice whereby NAVs are fixed at $1.00 per share.

•

Liquidity fees and redemption gates — Under the new rules, all money market funds (except for government money market funds, for which liquidity fees and gates are optional) may impose fees or temporarily suspend redemptions if the fund’s level of weekly liquid assets falls below a certain threshold:

•

If a fund’s weekly liquid assets fall below 30%, the board would be allowed to impose a liquidity fee of up to 2% on all redemptions and/or suspend investor redemptions for up to 10 business days during any 90-day period.

•	If a fund’s weekly liquid assets fall below 10%, the board is required to impose a 1% liquidity fee unless the board determines to impose a different fee or no fee.

•	In addition, all money market funds are subject to new diversification and enhanced stress-testing requirements, along with enhanced disclosure and reporting requirements.

In order to provide market participants adequate time to prepare for these changes, the compliance date for the amendments relating to government fund investment thresholds, floating NAV and liquidity fees and redemption gates is October 14, 2016.

At a meeting held on May 18-19, 2016, the Board of Trustees of the Trust approved the conversion of the Portfolio to a government money market fund as defined under Rule 2a-7 of the 1940 Act. The conversion, and the changes described below, will become effective on or about September 1, 2016 (the “Conversion Date”). Shareholders will be provided an updated prospectus upon conversion.

As a government money market fund, the Portfolio will invest substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal and interest by the U.S. government or by a person controlled or supervised by and acting as an instrumentality of the U.S. government pursuant to authority granted by the Congress of the United States or any certificate of deposit of any of the foregoing, and repurchase agreements that are fully collateralized by cash or such securities. In addition, the Portfolio will continue to use the amortized cost method of valuation to seek to maintain a stable net asset value of $1.00 per share, and will not be required to impose a liquidity fee or redemption gate that might apply to other types of money market funds should certain triggering events specified in Rule 2a-7 occur.

In connection with the conversion of the Portfolio to a government money market fund, it is anticipated that the Portfolio will transition its portfolio to securities that are eligible investments for a government money market fund prior to the Conversion Date. Because the yields on government securities generally may be expected to be lower than the yields on comparable non-government securities, it is anticipated that the Portfolio’s yield may decrease as more assets are invested in government securities.

Shareholders will be notified of any additional material changes to the Portfolio that result from the money market reforms.

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LIQUID ASSETS PORTFOLIO

FUND EXPENSES	MAY 31, 2016 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2015 through May 31, 2016.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/15 - 5/31/16” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LIQUID ASSETS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2015	ENDING ACCOUNT VALUE 5/31/2016	*EXPENSES PAID 12/1/2015 - 5/31/2016
Actual	0.03%	$1,000.00	$1,002.30	$0.15
Hypothetical**	0.03%	$1,000.00	$1,024.85	$0.15

*	Expenses are calculated using the Portfolio’s annualized expense ratio, which represents ongoing expenses as a percentage of net assets for the six months ended May 31, 2016. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (366).

**	Hypothetical expenses are based on the Portfolio’s actual annualized expense ratio and an assumed rate of return of 5 percent per year before expenses.

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LIQUID ASSETS PORTFOLIO

APPROVAL OF MANAGEMENT AGREEMENT	MAY 31, 2016 (UNAUDITED)

The Board of Trustees (the “Board” or the “Trustees”) of Northern Institutional Funds (the “Trust”) oversees the management, and reviews the investment performance and expenses of the Liquid Assets Portfolio (the “Portfolio”) at regularly scheduled meetings held during the Portfolio’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Portfolio with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Portfolio by the Board of Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 18-19, 2016 (the “Annual Contract Meeting”).

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. The Trustees received written materials and verbal presentations relating to the Management Agreement in preparation for their consideration of the Management Agreement, as well as reports from the Board’s Governance Committee, which reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered the applicable reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Portfolio. The Trustees noted that the evaluation process with respect to Northern is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services received both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Portfolio in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and cybersecurity program; (iv) fees charged to and expenses borne by the Portfolio; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Portfolio; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Portfolio by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Portfolio’s investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, a third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after fee waivers and reimbursements) of the Portfolio in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fee charged to the Portfolio compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Portfolio and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Portfolio; (viii) the fees paid by the Portfolio to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Portfolio. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for the Portfolio, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and the administrative and other non-advisory services that are provided to the Portfolio by Northern and its affiliates. These services include acting as the Portfolio’s administrator and sub- administrator, custodian and transfer agent and providing other services necessary for the operation of the Portfolio and the Trust. It was noted that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern. The Trustees considered the quality of Northern’s communications with and services to shareholders, as

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LIQUID ASSETS PORTFOLIO

APPROVAL OF MANAGEMENT AGREEMENT continued	MAY 31, 2016 (UNAUDITED)

well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Portfolio. They noted Northern’s enhancements to technology in prior years including enhancements to cybersecurity controls. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Portfolio’s regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Portfolio by Northern, including its oversight of the Portfolio’s day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from Northern regarding the Portfolio’s compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Portfolio’s service providers and the continued active involvement of Northern’s internal audit group in reviewing operations related to the Portfolio. The Trustees also took into account that the scope of services provided by Northern, and of the undertakings required of Northern in connection with those services, including maintaining and monitoring their own and the Portfolio’s compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees also noted Northern’s undertakings and preparations with respect to the Portfolio and its shareholders to address the amendments to Rule 2a-7 of the 1940 Act.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior and investment personnel. The Trustees also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of investment approach with respect to the Portfolio. The Trustees also noted Northern’s and its affiliates’ strong financial position, stability and willingness to support the Portfolio through expense reimbursements. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to continue to provide quality services to the Portfolio.

Performance

The Trustees considered the investment performance of the Portfolio. They first considered whether the Portfolio had operated within its investment objectives, as well as its compliance with its investment restrictions. The Trustees also took into account the low interest rate environment in which the Portfolio was operating and any contributions by Northern to the Portfolio to prevent negative yield. The Trustees received information on the Portfolio’s investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Portfolio to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Broadridge. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Portfolio with the funds included in its peer group and peer universe. Among other performance data considered, the Trustees noted that the performance of the Portfolio was above its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2016.

The Trustees took into account management’s discussion of the Portfolio’s performance. They considered the Portfolio’s investment performance relative to the investor base the Portfolio is intended to serve. The Trustees noted the potential impact of the relative risk parameters of the Portfolio. Specifically, they took into consideration that Northern’s more risk averse investment strategies may cause the Portfolio to underperform against its peers during certain market environments. The Trustees also noted management’s proposed plans with respect to the Fund and its investment strategy.

The Trustees concluded, based on the information received, that the Portfolio’s performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Portfolio’s contractual management fee rate and management fee paid by the Portfolio after taking into account any expense reimbursements; the Portfolio’s total operating expense ratio; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Portfolio; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolio. The Trustees also noted certain actions taken by Northern over the years to reduce Portfolio expenses, such as service provider fee reductions.

The Trustees reviewed information on the fee rate paid by the Portfolio under the Management Agreement and the Portfolio’s total operating expense ratio compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. In comparing the Portfolio’s contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. Among other data, the Trustees considered that the Portfolio’s net management fee was below its Broadridge peer group median. They also considered that the total expense ratio after reimbursement of expenses for the Portfolio was below its Lipper category objective median. The Trustees took into account Northern’s discussion of the Portfolio’s expenses. The Trustees also noted that Northern had waived and/or reimbursed all management fees for the Portfolio. The Trustees also reviewed information comparing the Portfolio’s fee rates to the fee rates charged by Northern to similarly managed, private institutional

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LIQUID ASSETS PORTFOLIO

APPROVAL OF MANAGEMENT AGREEMENT continued	MAY 31, 2016 (UNAUDITED)

accounts, if any. The Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Portfolio and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fee paid by the Portfolio.

In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a portfolio-by- portfolio basis and an overall basis and both before and after distribution and certain non-distribution costs. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to the Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent. The Trustees also noted that Northern pays the Portfolio’s sub-administrative fees from the management fee. The Trustees also reviewed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s fee waivers and expense reimbursements during the year and took into account the high quality of the services received by the Portfolio from Northern, as well as the type of fund. The Trustees also noted cost savings initiatives implemented by Northern over the years. The Trustees also considered that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Portfolio. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of the Portfolio did not have breakpoints, but that Northern had waived and/or reimbursed all of its management fee in 2015/2016 as a result of the expense reimbursement agreement in place. The Trustees also noted that the Portfolio’s contractual and net management fees were below the median of its expense peer group and that total expenses of the Portfolio after reimbursements were below the objective median of its Lipper category.

The Trustees determined that the Portfolio’s current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Portfolio. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Portfolio’s shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Portfolio provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also considered the extent to which Northern and its other clients, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios. The Trustees also noted the benefits to Northern and its affiliates from the ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded with respect to the Portfolio that the management fee paid by the Portfolio was reasonable in light of the services provided by Northern, its costs and the Portfolio’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of the Portfolio and its shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement for an additional one-year term.

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LIQUID ASSETS PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ website at northerntrust.com/institutional or the SEC’s website at www.sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	LIQUID ASSETS PORTFOLIO

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the reports to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date: August 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date: August 3, 2016

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: August 3, 2016